UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3373

Westcore Trust

(exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

JoEllen L. Legg, Secretary

Westcore Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end:     December 31

Date of reporting period:  December 31, 2007

Item 1.  Reports to Stockholders.

December 31, 2007

Westcore Equity Funds

Westcore MIDCO Growth Fund

Westcore Growth Fund

Westcore Select Fund

Westcore International Frontier Fund

Westcore Blue Chip Fund

Westcore Mid-Cap Value Fund

Westcore Small-Cap Opportunity Fund

Westcore Small-Cap Value Fund

Westcore Bond Funds

Westcore Flexible Income Fund

Westcore Plus Bond Fund

Westcore Colorado Tax-Exempt Fund

Westcore Funds are managed by
Denver Investment Advisors LLC

Shareholder Letter	2
Average Annual Total Returns	4
Fund Expenses	7
Morningstar Ratings and Lipper Leaders	9
Manager’s Overview
Westcore MIDCO Growth Fund	16
Westcore Growth Fund	20
Westcore Select Fund	24
Westcore International Frontier Fund	28
Westcore Blue Chip Fund	32
Westcore Mid-Cap Value Fund	36
Westcore Small-Cap Opportunity Fund	40
Westcore Small-Cap Value Fund	44
Westcore Flexible Income Fund	48
Westcore Plus Bond Fund	52
Westcore Colorado Tax-Exempt Fund	56
Trustees and Officers	60
Financial Statements
Statements of Investments	65
Statements of Assets and Liabilities	124
Statements of Operations	129
Statements of Changes in Net Assets	134
Financial Highlights	146
Notes to Financial Statements	175
Shareholder Tax Information	203
Other Important Information	204
Report of Independent Registered Public Accounting Firm	206

1-800-392-CORE (2673) ■ www.westcore.com	1

Dear Fellow Shareholders:

This Westcore Funds Annual Report contains a review from the portfolio manager(s) of each fund. These reviews highlight individual fund holdings, sectors and events impacting 2007 performance—and briefly discuss the outlook for 2008.

Please note that as of September 28, 2007, seven of these funds began offering an institutional share class. Information about the performance of the new share class is presented along with the retail class in this report.

In 2007, growth funds pulled ahead of value funds after underperforming for a number of years. International equity funds generally performed in line with domestic equity funds, and higher-quality bond funds outperformed lower-quality bond funds. Although it’s difficult to determine which fund categories will perform best in any given year, what we are certain of is that a diversified investment strategy for your portfolio is a prudent strategy. We also believe that one should not assume last year’s best category will continue to be the best in the new year.

At this writing, there are signs that 2008 will be a challenging year. Worldwide equity markets are down sharply; the decline in value of mortgage-backed securities continues to cost billions for many banks, brokerage and other financial companies; and the U.S. economy is on the verge of a recession. However, we believe long-term investors should remain confident. Every few years it seems there is a financial crisis of some type, and recessions are a normal occurrence in a long history of economic growth.

At Westcore, a number of principles shape our investment approach. First, we believe it’s important to study each potential investment carefully before making a buy or sell decision. Next, we believe our team-focused decision-making process is vital as it allows us to take full advantage of both individual insights and the collective expertise of our investment teams. Finally, we are committed to each of our funds’ unique investment “style” or “focus”. We’re confident that these principles provide the foundation for long-term investment success.

2	Annual Report December 31, 2007

Despite the apparent challenges in the market, we are truly excited about the investment opportunities as we embark on the new year. We will continue to work hard to maintain your trust and confidence by striving for the investment results you’ve come to expect from Westcore Funds. Thank you for your continued support.

     The Shareholder Letter and the Manager Overviews included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

1-800-392-CORE (2673) ■ www.westcore.com	3

Average Annual Total Returns as of 12/31/07
						Since Incep.
Westcore MIDCO	3-month	1-Year	3-Year	5-Year	10-Year	8/1/86
Growth Fund
Retail Class	-2.96%	11.37%	9.33%	15.73%	8.27%	12.18%
Institutional Class*	-2.84%	11.50%	9.38%	15.75%	8.28%	12.18%
Russell Midcap Growth Index	-1.70%	11.43%	11.39%	17.90%	7.59%	11.37%
Lipper Mid-Cap Growth Index	-0.03%	21.40%	13.88%	17.93%	7.78%	10.90%

						Since Incep.
Westcore Growth Fund	3-month	1-Year	3-Year	5-Year	10-Year	6/1/88
Retail Class	2.14%	22.48%	10.82%	14.50%	7.79%	10.52%
Institutional Class*	2.14%	22.48%	10.82%	14.50%	7.79%	10.52%
Russell 1000 Growth Index	-0.76%	11.82%	8.69%	12.11%	3.83%	10.74%
Lipper Large-Cap Growth Index	0.30%	14.97%	9.01%	12.06%	3.64%	10.11%

						Since Incep.
Westcore Select Fund	3-month	1-Year	3-Year	5-Year	10-Year	10/1/99
Retail Class	-4.33%	15.25%	13.88%	15.83%	NA	17.37%
Russell Midcap Growth Index	-1.70%	11.43%	11.39%	17.90%	NA	6.06%
Lipper Mid-Cap Growth Index	-0.03%	21.40%	13.88%	17.93%	NA	5.85%

						Since Incep.
Westcore International	3-month	1-Year	3-Year	5-Year	10-Year	12/15/99
Frontier Fund
Retail Class	-5.47%	2.94%	13.48%	18.99%	NA	5.62%
MSCI EAFE Small-Cap Index	-4.85%	1.45%	15.17%	26.37%	NA	11.68%
Lipper International Small-Cap Index	-4.89%	9.90%	20.32%	28.46%	NA	10.63%

						Since Incep.
Westcore Blue Chip Fund	3-month	1-Year	3-Year	5-Year	10-Year	6/1/88
Retail Class	-4.84%	3.13%	7.63%	12.21%	5.42%	10.35%
Institutional Class*	-4.78%	3.19%	7.65%	12.23%	5.42%	10.35%
S&P 500 Index	-3.33%	5.49%	8.62%	12.83%	5.91%	11.40%
Lipper Large-Cap Core Index	-2.46%	6.63%	8.53%	11.55%	5.23%	10.53%

Westcore Mid-Cap						Since Incep.
Value Fund	3-month	1-Year	3-Year	5-Year	10-Year	10/1/98
Retail Class	-3.92%	1.66%	9.76%	17.19%	NA	12.42%
Russell Midcap Value Index	-5.97%	-1.42%	10.11%	17.92%	NA	11.99%
Lipper Mid-Cap Value Index	-4.15%	3.62%	9.23%	16.73%	NA	11.73%

						Since Incep.
Westcore Small-Cap	3-month	1-Year	3-Year	5-Year	10-Year	12/28/93
Opportunity Fund
Retail Class	-8.79%	-3.33%	5.72%	15.22%	6.93%	10.55%
Institutional Class*	-8.76%	-3.33%	5.71%	15.21%	6.93%	10.55%
Russell 2000 Index	-4.58%	-1.57%	6.80%	16.24%	7.08%	9.50%
Lipper Small-Cap Core Index	-4.23%	1.92%	7.62%	15.76%	8.34%	10.86%

4	Annual Report December 31, 2007

Average Annual Total Returns as of 12/31/07 (continued)
						Since Incep.
Westcore Small-Cap	3-month	1-Year	3-Year	5-Year	10-Year	12/13/04
Value Fund
Retail Class	-8.64%	-3.38%	7.63%	NA	NA	7.78%
Institutional Class*	-8.58%	-3.32%	7.65%	NA	NA	7.80%
Russell 2000 Value Index	-7.28%	-9.77%	5.27%	NA	NA	5.62%
Lipper Small-Cap Value Index	-6.75%	-4.57%	6.30%	NA	NA	7.28%

						Since Incep.
Westcore Flexible	3-month	1-Year	3-Year	5-Year	10-Year	6/1/88
Income Fund
Retail Class	-3.83%	-3.45%	3.20%	9.20%	6.36%	8.42%
Institutional Class*	-3.89%	-3.51%	3.18%	9.19%	6.35%	8.42%
Lehman Brothers U.S. Corporate
High Yield Ba Index	-0.76%	1.74%	4.89%	8.69%	6.46%	8.80%
Westcore Flexible Income Fund
Custom Index[1]	-0.76%	1.74%	4.89%	8.69%	6.57%	8.93%
Lipper High Current Yield Index	-1.19%	2.13%	5.04%	10.07%	3.96%	7.18%

						Since Incep.
Westcore Plus Bond Fund	3-month	1-Year	3-Year	5-Year	10-Year	6/1/88
Retail Class	2.24%	5.42%	4.43%	6.22%	6.21%	7.03%
Institutional Class*	2.27%	5.45%	4.44%	6.23%	6.21%	7.03%
Lehman Brothers Aggregate
Bond Index	3.00%	6.97%	4.56%	4.42%	5.97%	7.59%
Lipper Intermediate Investment
Grade Index	2.08%	5.43%	4.05%	4.37%	5.54%	6.86%

Westcore Colorado						Since Incep.
Tax-Exempt Fund	3-month	1-Year	3-Year	5-Year	10-Year	6/1/91
Retail Class	1.16%	2.84%	2.79%	3.08%	3.97%	5.10%
Lehman Brothers 10-Year
Municipal Debt Index	1.74%	4.29%	3.91%	4.32%	5.22%	6.38%
Lipper Intermediate Municipal
Debt Index	1.15%	3.21%	3.03%	3.26%	4.20%	5.19%

*The inception date for each institutional class is September 28, 2007. Performance information for each institutional class prior to its inception date is based on the performance of the retail class.

1-800-392-CORE (2673) ■ www.westcore.com	5

1 Westcore Flexible Income Fund Custom Index is comprised of the Lehman Brothers Long-Term Government/Corporate Bond Index for the time period 6/1/88 - 9/30/00 and the Lehman Brothers U.S. Corporate High Yield Ba Index for the time period 10/1/00 - 12/31/07 to reflect the change in the Fund’s investment strategy on 10/1/00. Denver Investment Advisors LLC believes that the Custom Index is the best benchmark measurement for historical performance over five years.

The performance data quoted represent past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 1-800-392-CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 days of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk. The performance reflected on the table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Certain risks that may affect performance are described below. These risks and other risks are described in the prospectus.

Westcore Select Fund:

This Fund may participate in the Initial Public Offering (“IPO”) market, and a significant portion of the Fund’s since inception return is attributable to its investment in IPOs, which in turn have had a magnified impact due to the Fund’s relatively small asset base. As the Fund’s assets continue to grow, it will be increasingly less likely to experience substantially similar performance by investing in IPOs

Westcore International Frontier, Small-Cap Opportunity and Small-Cap Value Funds:

Investing in small-cap funds can be more volatile and loss of principal could be greater than investing in large-cap funds

Westcore Select Fund:

Investing in non-diversified funds can be more volatile and loss of principal could be greater than investing in more diversified funds

Westcore International Frontier Fund:

Investing in foreign securities entails special risks, such as currency fluctuations and political uncertainties

Westcore Flexible Income and Plus Bond Funds:

These Funds are subject to additional risk in that they may invest in high-yield/high-risk bonds and are subject to greater levels of liquidity risk.

Westcore Colorado Tax-Exempt Fund:

This Fund invests primarily in instruments issued by or on behalf of one state and can be more volatile and loss of principal could be greater due to state specific risk.

6	Annual Report December 31, 2007

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the last six months of the fiscal half-year/365 (to reflect the half-year period). The annualized expense ratios for the last six months were as follows:

Fund	Retail Class	Institutional Class(1)
Westcore MIDCO Growth Fund	1.05%	0.98%
Westcore Growth Fund	1.05%	0.98%
Westcore Select Fund	1.15%	-
Westcore International Frontier Fund	1.50%	-
Westcore Blue Chip Fund	1.06%	0.98%
Westcore Mid-Cap Value Fund	1.19%	-
Westcore Small-Cap Opportunity Fund	1.30%	1.22%
Westcore Small-Cap Value Fund	1.30%	1.20%
Westcore Flexible Income Fund	0.85%	0.70%
Westcore Plus Bond Fund	0.55%	0.44%
Westcore Colorado Tax-Exempt Fund	0.65%	-
(1) Institutional Class shares commenced operations on September 28, 2007. The Funds' expenses have been annualized for the period of September 28, 2007 through December 31, 2007

Disclosure Of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as the 2% fee on redemption of Fund shares made within 90 days of purchase; and (2) ongoing costs, including management fees and other Fund expenses. The examples on the next page are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2007 and held until December 31, 2007.

Actual Return. The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table on the next page are meant to highlight ongoing Fund costs only and do not reflect transaction costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

1-800-392-CORE (2673) ■ www.westcore.com	7

		Beginning	Ending	Expense Paid
		Account	Account	During Period
		Value	Value	07/01/07 to
Fund		07/01/07	12/31/07	12/31/07
Westcore MIDCO Growth Fund
Retail Class	Actual Fund Return	$1,000.00	$1,009.40	$5.32
	Hypothetical Fund Return	$1,000.00	$1,019.91	$5.35
Institutional Class (1)	Actual Fund Return	$1,000.00	$971.60	$2.43
	Hypothetical Fund Return	$1,000.00	$1,010.14	$2.48
Westcore Growth Fund
Retail Class	Actual Fund Return	$1,000.00	$1,108.20	$5.59
	Hypothetical Fund Return	$1,000.00	$1,019.90	$5.36
Institutional Class (1)	Actual Fund Return	$1,000.00	$1,021.40	$2.49
	Hypothetical Fund Return	$1,000.00	$1,010.14	$2.47
Westcore Select Fund
Retail Class	Actual Fund Return	$1,000.00	$1,012.70	$5.86
	Hypothetical Fund Return	$1,000.00	$1,019.39	$5.87
Westcore International
Frontier Fund
Retail Class	Actual Fund Return	$1,000.00	$921.80	$7.26
	Hypothetical Fund Return	$1,000.00	$1,017.65	$7.63
Westcore Blue Chip Fund
Retail Class	Actual Fund Return	$1,000.00	$967.80	$5.25
	Hypothetical Fund Return	$1,000.00	$1,019.87	$5.39
Institutional Class (1)	Actual Fund Return	$1,000.00	$952.20	$2.42
	Hypothetical Fund Return	$1,000.00	$1,010.13	$2.49
Westcore Mid-Cap
Value Fund
Retail Class	Actual Fund Return	$1,000.00	$921.60	$5.75
	Hypothetical Fund Return	$1,000.00	$1,019.22	$6.04
Westcore Small-Cap
Opportunity Fund
Retail Class	Actual Fund Return	$1,000.00	$835.10	$6.05
	Hypothetical Fund Return	$1,000.00	$1,018.61	$6.66
Institutional Class (1)	Actual Fund Return	$1,000.00	$912.40	$2.94
	Hypothetical Fund Return	$1,000.00	$1,009.53	$3.09
Westcore Small-Cap
Value Fund
Retail Class	Actual Fund Return	$1,000.00	$887.80	$6.19
	Hypothetical Fund Return	$1,000.00	$1,018.65	$6.62
Institutional Class (1)	Actual Fund Return	$1,000.00	$914.20	$2.89
	Hypothetical Fund Return	$1,000.00	$1,009.59	$3.03
Westcore Flexible
Income Fund
Retail Class	Actual Fund Return	$1,000.00	$933.30	$4.14
	Hypothetical Fund Return	$1,000.00	$1,020.92	$4.33
Institutional Class (1)	Actual Fund Return	$1,000.00	$961.10	$1.72
	Hypothetical Fund Return	$1,000.00	$1,010.84	$1.77
Westcore Plus Bond Fund
Retail Class	Actual Fund Return	$1,000.00	$1,042.80	$2.83
	Hypothetical Fund Return	$1,000.00	$1,022.43	$2.80
Institutional Class (1)	Actual Fund Return	$1,000.00	$1,022.70	$1.13
	Hypothetical Fund Return	$1,000.00	$1,011.48	$1.13
Westcore Colorado
Tax-Exempt Fund
Retail Class	Actual Fund Return	$1,000.00	$1,027.20	$3.32
	Hypothetical Fund Return	$1,000.00	$1,021.93	$3.31

(1) Institutional Class shares commenced operations on September 28, 2007. The Fund’s expenses have been annualized for the period of September 28, 2007 through December 31, 2007

8	Annual Report December 31, 2007

Morningstar RatingsTM as of 12/31/07
Fund	Overall	3-Year	5-Year	10-Year
Westcore MIDCO	«««	«««	«««	«««
Growth Fund	out of 811	out of 811	out of 682	out of 291
	Mid-Cap	Mid-Cap	Mid-Cap	Mid-Cap
	Growth Funds	Growth Funds	Growth Funds	Growth Funds
Westcore Growth Fund	««««	««««	««««	««««
	out of 1,449	out of 1,449	out of 1,215	out of 554
	Large	Large	Large	Large
	Growth Funds	Growth Funds	Growth Funds	Growth Funds
Westcore Select Fund	«««	««««	«««
	out of 811	out of 811	out of 682	N/A
	Mid-Cap	Mid-Cap	Mid-Cap
	Growth Funds	Growth Funds	Growth Funds
Westcore International	«	«	«
Frontier Fund	out of 83	out of 83	out of 73	N/A
	Foreign Small/	Foreign Small/	Foreign Small/
	Mid Growth Funds	Mid Growth Funds	Mid Growth Funds
Westcore Blue	«««	«««	«««	«««
Chip Fund	out of 1,623	out of 1,623	out of 1,278	out of 594
	Large	Large	Large	Large
	Blend Funds	Blend Funds	Blend Funds	Blend Funds
Westcore Mid-Cap	««««	««««	««««
Value Fund	out of 420	out of 420	out of 336	N/A
	Mid-Cap	Mid-Cap	Mid-Cap
	Blend Funds	Blend Funds	Blend Funds
Westcore Small-Cap	««	««	«««	««
Opportunity Fund	out of 520	out of 520	out of 409	out of 164
	Small	Small	Small	Small
	Blend Funds	Blend Funds	Blend Funds	Blend Funds
Westcore Small-Cap	««««	««««
Value Fund	out of 329	out of 329	N/A	N/A
	Small	Small
	Value Funds	Value Funds
Westcore Flexible	«««	««	«««	«««««
Income Fund	out of 466	out of 466	out of 398	out of 192
	High Yield	High Yield	High Yield	High Yield
	Bond Funds	Bond Funds	Bond Funds	Bond Funds
Westcore Plus	«««««	««««	«««««	«««««
Bond Fund	out of 967	out of 967	out of 826	out of 414
	Intermediate-	Intermediate-	Intermediate-	Intermediate-
	Term Bond	Term Bond	Term Bond	Term Bond
	Funds	Funds	Funds	Funds
Westcore Colorado	«««	«««	«««	««
Tax-Exempt Fund	out of 284 Muni	out of 284 Muni	out of 275 Muni	out of 222 Muni
	Single State	Single State	Single State	Single State
	Interm Funds	Interm Funds	Interm Funds	Interm Funds

©2008 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 12/31/07. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics.

See complete disclaimers beginning on page 12.

1-800-392-CORE (2673) ■ www.westcore.com	9

Lipper Leaders for Consistent Return for the Three-Years Ended 12/31/07:

Westcore Small-Cap Value Fund Lipper Leader for Consistent Return out of 228 Small-Cap Value Equity Funds for the three-year period

Lipper ratings for Consistent Return reflect funds’ historical risk-adjusted returns, adjusted for volatility, relative to peers as of 12/31/07. The ratings are subject to change every month. The highest 20% of funds in each peer group are named Lipper Leaders for Consistent Return, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. A Lipper Leader for Consistent Return is a fund that has provided superior consistency and risk-adjusted returns when compared to a group of similar funds. Lipper Leaders for Consistent Return may be the best fit for investors who value a fund’s year-to-year consistency relative to other funds in a particular peer group. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2008, Reuters, All Rights Reserved.

Lipper Leaders for Total Return for the Three-Years Ended 12/31/07:

Westcore Growth Fund Lipper Leader for Total Return out of 602 Large-Cap Growth Equity Funds for the three-year period	Westcore Small-Cap Value Fund Lipper Leader for Total Return out of 232 Small-Cap Value Equity Funds for the three-year period	Westcore Plus Bond Fund Lipper Leader for Total Return out of 469 Intermediate Investment Grade Debt Fixed Income Funds for the three- year period

Lipper ratings for Total Return reflect funds’ historical total return performance relative to peers as of 12/31/07. The ratings are subject to change every month. The highest 20% of funds in each peer group are named Lipper Leaders for Total Return, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper Leaders for Total Return may be the best fit for investors who want the best historical return, without looking at risk. This measure alone may not be suitable for investors who want to avoid downside risk. For more risk-averse investors, the Total Return scores can be used with Preservation and/or Consistent Return scores to make an appropriate selection that balances the risk and return. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2008, Reuters, All Rights Reserved.

10	Annual Report December 31, 2007

Lipper Leaders for Preservation for the Three-Years Ended 12/31/07:

Westcore Blue Chip Fund Lipper Leader for Preservation out of 8,753 Equity Funds for the three-year period

 Lipper ratings for Preservation reflect funds’ expense minimization relative to peers with similar load structures as of 12/31/07. The ratings are subject to change every month. The highest 20% of funds in each peer group are named Lipper Leaders for Expense, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper Leaders for Expense may be the best fit for investors who want to minimize their total cost. It can be used in conjunction with Total Return or Consistent Return to identify funds with above-average performance and lower-than-average cost. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www. lipperleaders.com. Lipper Leader Copyright 2008, Reuters, All Rights Reserved.

Lipper Leaders for Expense for the Three-Years Ended 12/31/07:

Westcore MIDCO Growth Fund Lipper Leader for Expense out of 173 Mid-Cap Growth Equity Funds for the three- year period	Westcore Plus Bond Fund Lipper Leader for Expense out of 148 Intermediate Investment Grade Debt Fixed Income Funds for the three- year period

Westcore Flexible Income Fund Lipper Leader for Expense out of 128 High Current Yield Fixed Income Funds for the three-year period	Westcore Colorado Tax-Exempt Fund Lipper Leader for Expense out of 340 Single State Municipal Fixed Income Funds for the three-year period

 Lipper ratings for Expense reflect funds’ expense minimization relative to peers with similar load structures as of 12/31/07. The ratings are subject to change every month. The highest 20% of funds in each peer group are named Lipper Leaders for Expense, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper Leaders for Expense may be the best fit for investors who want to minimize their total cost. It can be used in conjunction with Total Return or Consistent Return to identify funds with above-average performance and lower-than-average cost. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www. lipperleaders.com. Lipper Leader Copyright 2008, Reuters, All Rights Reserved.

1-800-392-CORE (2673) ■ www.westcore.com	11

Please see the Average Annual Total Returns chart beginning on page 4 for complete performance.

Morningstar Ratings

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 12/31/07 and are subject to change every month. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. During periods on which ratings are based, service providers of the Fund waived fees. This waiver had a material impact on the funds’ average annual returns. In the absence of fee waivers, performance would have been reduced.

Westcore MIDCO Growth Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Growth funds over the following time periods: 811 funds in the last three years, 682 funds in the last five years and 291 funds in the last ten years. With respect to these Mid-Cap Growth funds, Westcore MIDCO Growth Fund received a Morningstar Rating of 3 stars, 3 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Growth Fund was rated against the following numbers of U.S.-domiciled Large Growth funds over the following time periods: 1,449 funds in the last three years, 1,215 funds in the last five years and 554 funds in the last ten years. With respect to these Large Growth funds, Westcore Growth Fund received a Morningstar Rating of 4 stars, 4 stars and 4 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Select Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Growth funds over the following time periods: 811 funds in the last three years and 682 funds in the last five years. With respect to these Mid-Cap Growth funds, Westcore Select Fund received a Morningstar Rating of 4 stars and 3 stars for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

Westcore International Frontier Fund was rated against the following numbers of U.S.-domiciled Foreign Small/Mid Growth funds over the following time periods: 83 funds in the last three years and 73 funds in the last five years. With respect to these Foreign Small/Mid Growth funds, Westcore International Frontier Fund received a Morningstar Rating of 1 star and 1 star for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

Westcore Blue Chip Fund was rated against the following numbers of U.S.-domiciled Large Blend funds over the following time periods: 1,623 funds in the last three years, 1,278 funds in the last five years and 594 funds in the last ten years. With respect to these Large Blend funds, Westcore Blue Chip Fund received a Morningstar Rating of 3 stars, 3 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Mid-Cap Value Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Blend funds over the following time periods: 420 funds in the last three years and 336 funds in the last five years. With respect to these Mid-Cap Blend funds, Westcore Mid-Cap Value Fund received a Morningstar Rating of 4 stars and 4 stars for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

Westcore Small-Cap Opportunity Fund was rated against the following numbers of U.S.-domiciled Small Blend funds over the following time periods: 520 funds in the last three years, 409 funds in the last five years and 164 funds in the last ten years. With respect to these Small Blend funds, Westcore Small-Cap Opportunity Fund received a Morningstar Rating of 2 stars, 3 stars and 2 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

12	Annual Report December 31, 2007

Westcore Small-Cap Value Fund was rated against the following number of U.S.-domiciled Small-Cap Value funds over the following time period: 329 funds in the last three years. With respect to these Small-Cap Value funds, Westcore Small-Cap Value Fund received a Morningstar Rating of 4 stars for the three-year period. Past performance is no guarantee of future results.

Westcore Flexible Income Fund was rated against the following numbers of U.S.-domiciled High Yield Bond funds over the following time periods: 466 funds in the last three years, 398 funds in the last five years and 192 funds in the last ten years. With respect to these High Yield Bond funds, Westcore Flexible Income Fund received a Morningstar Rating of 2 stars, 3 stars and 5 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Plus Bond Fund was rated against the following numbers of U.S.-domiciled Intermediate-Term Bond funds over the following time periods: 967 funds in the last three years, 826 funds in the last five years and 414 funds in the last ten years. With respect to these Intermediate-Term Bond funds, Westcore Plus Bond Fund received a Morningstar Rating of 4 stars, 5 stars and 5 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Colorado Tax-Exempt Fund was rated against the following numbers of U.S.-domiciled Municipal Single State Intermediate funds over the following time periods: 284 funds in the last three years, 275 funds in the last five years and 222 funds in the last ten years. With respect to these Municipal Single State Intermediate funds, Westcore Colorado Tax-Exempt Fund received a Morningstar Rating of 3 stars, 3 stars and 2 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Lipper Leaders for Consistent Return

Lipper Ratings for Consistent Return reflect funds’ historical risk-adjusted returns, adjusted for volatility, relative to peers. Ratings for Consistent Return are computed for all Lipper classifications with five or more distinct portfolios and span both equity and fixed income funds (e.g., large-cap core, general U.S. Treasury, etc.). The ratings are subject to change every month and are calculated for the following periods: three-year, five-year, ten-year, and overall. The overall calculation is based on an equal-weighted average of percentile ranks for the Consistent Return metrics over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each classification are named Lipper Leaders for Consistent Return, the next 20% receive a rating of 4, the middle 20% are rated 3, the next 20% are rated 2, and the lowest 20% are rated 1. More information is available at www. lipperleaders.com. Lipper Leader Copyright 2008, Reuters, All Rights Reserved.

Westcore Small-Cap Value Fund was rated among the following number of Small-Cap Value Equity Funds for the following time periods: 228 funds in the last three years and 231 funds in the overall period. With respect to these Small-Cap Value Equity Funds, Westcore Small-Cap Value Fund received a Consistent Return rating of Lipper Leader for the three-year and overall periods, respectively.

Lipper Leaders for Total Return

Lipper Ratings for Total Return reflect funds’ historical total return performance relative to peers. Ratings for Total Return are computed for all Lipper Global Classifications with five or more distinct portfolios and span both equity and fixed income funds (e.g., large-cap core, general U.S. Treasury, etc.). The ratings are subject to change every month and are calculated for the following periods: three-year, five-year, ten-year, and overall. The overall calculation is based on an equal-weighted average of percentile ranks for the Total Return metrics over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each classification are named Lipper Leaders for Total Return, the next 20% receive a rating of 4, the middle 20% are rated 3, the next 20% are rated 2, and the lowest 20% are rated 1. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2008, Reuters, All Rights Reserved.

1-800-392-CORE (2673) ■ www.westcore.com	13

Westcore Growth Fund was rated among the following number of Large-Cap Growth Equity Funds for the following time periods: 602 funds in the last three years, 515 funds in the last five years, 239 funds in the last ten years and 602 funds in the overall period. With respect to these Large-Cap Growth Equity Funds, Westcore Growth Fund received a Total Return rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Small-Cap Value Fund was rated among the following number of Small-Cap Value Equity Funds for the following time periods: 232 funds in the last three years and 232 funds in the overall period. With respect to these Small-Cap Value Equity Funds, Westcore Small-Cap Value Fund received a Total Return rating of Lipper Leader for the three-year and overall periods, respectively.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Debt Fixed Income Funds for the following time periods: 469 funds in the last three years, 395 funds in the last five years, 184 funds in the last ten years and 469 funds in the overall period. With respect to these Intermediate Investment Grade Debt Fixed Income Funds, Westcore Plus Bond Fund received a Total Return rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Lipper Leaders for Preservation

Lipper Ratings for Preservation reflect funds’ historical loss avoidance relative to other funds within the same asset class. Ratings for Preservation are computed from three broad asset classes—equity funds, mixed-equity funds, and bond funds (e.g., equity includes U.S. diversified, sector, and world equity funds). The ratings are subject to change every month and are calculated for the following periods: three-year, five-year, ten-year, and overall. The overall calculation is based on an equal-weighted average of percentile ranks for the Preservation metrics over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each classification are named Lipper Leaders for Preservation, the next 20% receive a rating of 4, the middle 20% are rated 3, the next 20% are rated 2, and the lowest 20% are rated 1. More information is available at www. lipperleaders.com. Lipper Leader Copyright 2008, Reuters, All Rights Reserved.

Westcore Blue Chip Fund was rated among the following number of Equity Funds for the following time periods: 8,753 funds in the last three years, 7,142 funds in the last five years, 3,072 funds in the last ten years and 8,753 funds in the overall period. With respect to these Equity Funds, Westcore Blue Chip Fund received a Preservation rating of Lipper Leader, 4, 4 and Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Lipper Leaders for Expense

Lipper Ratings for Expense reflect funds’ expense minimization relative to peers with similar load structures. Ratings for Expense are computed for all Lipper Global Classifications with five or more distinct portfolios and span both equity and fixed income funds (e.g., large-cap core, general U.S. Treasury, etc.). The ratings are subject to change every month and are calculated for the following periods: three-year, five-year, ten-year, and overall. The overall calculation is based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each classification are named Lipper Leaders for Expense, the next 20% receive a rating of 4, the middle 20% are rated 3, the next 20% are rated 2, and the lowest 20% are rated 1. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2008, Reuters, All Rights Reserved.

Westcore MIDCO Growth Fund was rated among the following number of Mid-Cap Growth Equity Funds for the following time periods: 173 funds in the last three years, 149 funds in the last five years, 81 funds in the last ten years and 173 funds in the overall period. With respect to these Mid-Cap Growth Equity Funds, Westcore MIDCO Growth Fund received an Expense rating of Lipper Leader, Lipper Leader, 4 and Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

14	Annual Report December 31, 2007

Westcore Flexible Income Fund was rated among the following number of High Current Yield Fixed Income Funds for the following time periods: 128 funds in the last three years, 113 funds in the last five years, 59 funds in the last ten years and 128 funds in the overall period. With respect to these High Yield Fixed Income Funds, Westcore Flexible Income Fund received an Expense rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Debt Fixed Income Funds for the following time periods: 148 funds in the last three years, 127 funds in the last five years, 73 funds in the last ten years and 148 funds in the overall period. With respect to these Intermediate Investment Grade Debt Fixed Income Funds, Westcore Plus Bond Fund received an Expense rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Colorado Tax-Exempt Fund was rated among the following number of Single State Municipal Fixed Income Funds for the following time periods: 340 funds in the last three years, 336 funds in the last five years, 298 funds in the last ten years and 340 funds in the overall period. With respect to these Single State Municipal Fixed Income, Westcore Colorado Tax-Exempt Fund received an Expense rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

1-800-392-CORE (2673) ■ www.westcore.com	15

Westcore MIDCO Growth Fund

FUND STRATEGY: Investing in a diversified portfolio of primarily medium-sized companies with growth potential.

The stock market finished the year on a down note over growing concerns of a U.S. recession and the increasing severity of the credit crisis that was triggered by turmoil in the sub-prime mortgage market. The year started out strong, driven by a robust global economy, solid corporate earnings growth and numerous mergers and acquisitions. As the housing market continued to slump, the sub-prime mortgage contagion spread globally, causing financial institutions to take substantial write-downs and restrict the availability of credit. Buyout activity slowed and economic growth began to deteriorate.

These challenges made for volatile markets and ultimately resulted in a change in market leadership. After a seven-year stretch during which value stocks were the favored style, growth stocks took the lead. The decline of value indices was due primarily to weakness in the financial sector, which comprises a large portion of each value index. Bank stocks in particular came under pressure late in the year. Momentum shifted out of financials and into larger- cap growth companies that were well positioned to take advantage of international growth and a declining dollar.

Mid-cap growth stocks also performed well for the year. The Westcore MIDCO Growth Fund returned 11.37% for the 12-month period ended December 31, 2007, versus 11.43% for its benchmark, the Russell Midcap Growth Index, and 21.40% for its peer group, the Lipper Mid-Cap Growth Index.

In addition, Westcore offered investors an institutional class of shares on September 28, 2007. In the volatile market of the fourth quarter, the institutional class of Westcore MIDCO Growth Fund returned (2.84)% while the benchmark and peer group returned (1.70)% and (0.30)%, respectively.

During the year, the strong performance of several individual holdings in the healthcare sector and an overweight position in this sector made it a substantial contributor to the Fund’s results. A few of our better-performing stocks in this group were Pharmion Corp., Illumina Inc. and Ventana Medical Systems Inc. Pharmion and Ventana both appreciated significantly on news they were being acquired at attractive premiums.

16	Annual Report December 31, 2007

Meanwhile, our cautious outlook for the consumer convinced us to maintain a slight underweight position in the consumer discretionary sector, and avoid direct exposure to this sector’s most vulnerable areas. This strategy proved successful, and the consumer discretionary sector ultimately became one of the Fund’s largest positive contributors to performance. Leading this group was GameStop Corp., a video game software retailer and a direct beneficiary of the latest release of various video game consoles and games. Ironically, the Fund’s largest individual detractor also came from this group. Coldwater Creek Inc., a clothing retailer, was a casualty of declining retail sales and held back the Fund’s results.

The energy sector was another area that produced strong results for the Fund. Although we were slightly underweight the benchmark’s exposure in this solid- performing sector, the exceptional results posted by a number of our energy holdings made a meaningful contribution to the Fund’s performance. In fact, from a sector standpoint, energy was our best absolute performer, benefiting in particular from $1 00-a-barrel oil. Although the supply and demand ratio has favored higher oil prices as a result of strong global growth, we are mindful that, if the economy does slow, oil prices could weaken and better opportunities might present themselves elsewhere.

Two areas of weakness in the Fund were the industrials and financials sectors. Within industrials, our airline holdings suffered the most, including Continental Airlines Inc., Delta Air Lines Inc. and AirTran Holdings Inc. We’ve owned these securities for quite awhile, and initially they were positive contributors. However, they pulled back meaningfully in the fourth quarter due to the recessionary concerns. Even in the face of the latest economic concerns, our thesis remains that airline pricing will remain strong and that there is a high probability of continued industry consolidation. Our one standout in the group was BE Aerospace Inc., a company involved in the refurbishing of aircraft.

While most of our financials exposure was comprised of asset managers that held up reasonably well, the one holding that was hit during the sub-prime mortgage contagion was Ambac Financial Group Inc. Ambac provides financial guarantees by insuring various debt securities. As the risk of defaults grew, Ambac’s liabilities increased and the stock traded lower. Although we suffered from Ambac’s initial decline, we managed to completely liquidate the stock before it fell further.

The recent economic data, combined with reports from many companies, clearly point to an economic slowdown and profit compression. In response, the Federal Reserve cut interest rates significantly – a move many believe is not enough to spur a turnaround. We believe Federal Reserve policymakers must balance the economic need for lower rates to help avoid a recession with the recent uptick in inflation and a weak dollar. This could prevent it from lowering rates as aggressively as it might like. However, in the end, we think it will be more accommodating to support the economy.

1-800-392-CORE (2673) ■ www.westcore.com	17

Westcore MIDCO Growth Fund (continued)

We believe there are many areas of the market that have been severely punished and offer compelling values. Our research effort is focused on identifying these opportunities, and we are looking to establish and build positions in attractive growth companies where we believe we will be rewarded. This short-term volatility can be difficult to ride through, but we encourage you to stay focused on your long-term investment goals.

Russell Midcap Growth Index is an unmanaged index and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values in the Russell 1000 index. Lipper Mid-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Growth Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5

18	Annual Report December 31, 2007

Top 10 Holdings as of December 31, 2007
2.55%	T. Rowe Price Group Inc. (TROW) An asset management firm that provides investment, record keeping and communications services to corporate and public retirement plans
2.45%	Range Resources Corp. (RRC) An independent oil and gas company that conducts operations in the Appalachian, Permian, Mid-continent and Gulf Coast regions
2.36%	GameStop Corp. (GME) Operates specialty electronic game and PC entertainment software stores throughout the U.S., Puerto Rico and Guam
2.27%	International Game Technology (IGT) Designs and manufactures computerized casino gaming systems
2.22%	Take-Two Interactive Software Inc. (TTWO) Develops, markets, distributes and publishes interactive entertainment software games and accessories
2.19%	Celanese Corp. Series A (CE) A global industrial chemicals company
2.15%	St. Jude Medical Inc. (STJ) Develops, manufactures and distributes medical devices for the worldwide cardiovascular market
2.12%	Abercrombie & Fitch Co. (ANF) A specialty retailer that operates stores selling casual apparel and other accessories for men, women and kids
2.11%	Cameron International Corp. (CAM) Manufactures oil and gas pressure control equipment for use in oil and gas drilling, production, and transmission to onshore, offshore and subsea applications
2.09%	DaVita Inc. (DVA) Provides dialysis services in the U.S. for patients suffering from chronic kidney failure
Percent of Net Assets in Top Ten Holdings: 22.51%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	19

Westcore Growth Fund

FUND STRATEGY: Investing primarily in large companies with growth potential

“Opportunity’s favorite disguise is trouble.” – Frank Tyger

The market of 2007 was awash with treacherous overhangs, which provided an opportunistic environment for investors favoring well-diversified, large-cap growth equities. The U.S. sub-prime lending crisis took center stage in the early part of the year, holding many investors captive to the possibility of a prolonged recession. The daily headlines flashed stories anticipating substantial write-offs at financial institutions, worsening regional foreclosure data, and inflationary pressures stemming from raw materials and $100-a-barrel oil; these concerns had the result of infusing unprecedented day-to-day volatility into the equity markets.

As gloomy as the economic news was, we were confident the market conditions would finally refocus investors on the greatest advantage housed within the financial business models of large-cap growth equities – more specifically, a global infrastructure capable of generating strong revenue growth outside of a slowing U.S. economy. With all the noise in the marketplace, it was imperative to separate the interesting from the important and the rumors from the fundamental truth. As a result of our research, we actively increased the Fund’s average market-cap while investing in companies we believed would not be handcuffed by a slower U.S. economy and whose revenue growth would actually benefit from a weak dollar. In addition, after years of underperformance as an asset class, the valuations in higher- capitalization stocks were very reasonable.

Our efforts resulted in a portfolio at the end of 2007 that was focused on best-of-breed growth companies with strategic growth initiatives. In particular, we continued to favor companies with strong profit growth and healthy balance sheets, and we took advantage of investment opportunities where we believed there was a disconnect between real versus perceived growth and the equity’s price. As a result of our consistent investment process, the Westcore Growth Fund was able to recognize a year-end return of 22.48%. This far exceeded the 11.82% return posted by the Fund’s benchmark, the Russell 1000 Growth Index, and the 14.97% return of the Fund’s peer group, the Lipper Large- Cap Growth Index. Westcore launched an institutional class on September 28, 2007. The institutional class shares of Westcore Growth Fund returned 2.14% through December 31, 2007, while our benchmark returned (0.76)%, and our peer group returned 0.30%.

20	Annual Report December 31, 2007

For the year, the Fund’s primary areas of strength were technology and industrials. Within technology, Apple Inc., Google Inc. and Research in Motion Ltd. capitalized on the growth of innovative products and expanding markets. In particular, Apple rose as investors recognized the potential for additional growth in its iPod franchise via product refreshes, as well as the expanding market share among its iMac products. The introduction of the iPhone only heightened investors’ desire to be a part of the digital revolution being created by the company. In the industrial space, Precision Castparts proved to be a solid performer. This manufacturer of metal components for the aerospace industry benefited from the growing order pipeline for Boeing’s 787s, of which the company is a key supplier. Finally, two of our holdings, Monsanto Co. and Deere & Co., benefited from the need to increase agricultural productivity as demand for food and alternative energy sources grew. Both companies delivered strong performance in the portfolio, as Monsanto’s genetically altered seeds and Deere’s farm equipment were critical inputs for farmers as they sought to increase yield on their existing acreage.

Weaker areas in the Fund were generally isolated to company-specific issues. For example, UnitedHealth Group Inc., a managed care company, experienced increasing pressure on commercial underwriting margins coupled with a weakening commercial and Medicare growth outlook, which forced the company to reduce its overall revenue guidance early in the year. Celgene Corp. fell sharply late in the year based on concerns surrounding the company’s anticipated fourth quarter 2007 results and 2008 guidance related to the early-stage trial for a new treatment and a survey that suggested increasing preference for a competitor’s product (Velcade) over the company’s product, Revlimid. We do not regard these companies’ calendar performance as a reflection of their longer-term opportunity. Conversely, we sold our position in Comcast Corp. when it was clear that the rapidly deteriorating housing market had negatively impacted overall broadband adoption rates industry-wide.

Looking forward, we remain cautiously optimistic for the prospects for the market and the global economy. We believe, the pace of U.S. economic growth will slow in the first half of 2008, as the decline of the housing market and its impact on financial institutions and consumer spending is reflected. We anticipate consumer spending to remain somewhat constrained. Meanwhile, corporate balance sheets are underleveraged, we expect cash flow growth to remain strong, and for high-quality companies to continue to strengthen their competitive positions.

1-800-392-CORE (2673) ■ www.westcore.com	21

Westcore Growth Fund (continued)

We believe that much of the upside potential in the market remains within large capitalization equities and that, given the falling dollar, international revenues will provide a strong tailwind for large global companies. Given the current environment, we continue to take a balanced approach to the portfolio, looking for companies that have the opportunity for robust margin expansion coupled with productivity gains, strong operating profit growth, international growth opportunities and healthy balance sheets. Currently, we see a balance between opportunities and risks in the marketplace. We are very encouraged by the recent outperformance of large capitalization growth equities, which will hopefully mark the end of a long period of sub-par returns for the asset class.

Russell 1000 Growth Index is an unmanaged index that measures the performance of the largest 1,000 firms in the Russell 3000 Index, which represents approximately 98% of the investable US equity market.

Lipper Large-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Large-Cap Growth Funds classification. This classification consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

22	Annual Report December 31, 2007

Top 10 Holdings as of December 31, 2007
4.92%	Apple Inc. (AAPL) Designs, manufactures and markets personal computers and related personal computing and communicating solutions
4.83%	Google Inc. (GOOG) Provides a web-based search engine through its Google.com website
3.70%	Merck & Co Inc. (MRK) A global pharmaceutical company that discovers, develops, manufactures and markets a broad range of human and animal health products
3.18%	Cisco Systems Inc. (CSCO) Supplies data networking products for the Internet
3.00%	Gilead Sciences Inc. (GILD) Discovers, develops and commercializes therapeutics for viral diseases
2.95%	Intel Corp. (INTC) Designs, manufactures and sells computer components and related products
2.81%	Research In Motion Ltd. (RIMM) Designs, manufactures and markets wireless consumer and business-to-business electronic technology for the mobile personal communications market
2.75%	Hewlett-Packard Co. (HPQ) Provides imaging and printing systems, computing systems, and information technology services for business and home
2.69%	Oracle Corp. (ORCL) Supplies software for enterprise information management
2.25%	Monsanto Co. (MON) Provides technology-based solutions and agricultural products for growers and downstream customers in the agricultural markets
Percent of Net Assets in Top Ten Holdings: 33.08%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	23

Westcore Select Fund

FUND STRATEGY: Investing in a limited number of primarily medium-sized companies selected for their growth potential.

The stock market finished the year on a down note over growing concerns of a U.S. recession and the increasing severity of the credit crisis that was triggered by turmoil in the sub-prime mortgage market. The year started out strong, driven by a robust global economy, solid corporate earnings growth and numerous mergers and acquisitions. As the housing market continued to slump, the sub- prime mortgage contagion spread globally, causing financial institutions to take substantial write-downs and restrict the availability of credit. Buyout activity slowed and economic growth began to deteriorate.

These challenges made for volatile markets and ultimately resulted in a change in market leadership. After a seven-year stretch during which value stocks were the favored style, growth stocks took the lead. The decline of value indices was due primarily to weakness in the financial sector, which comprises a large portion of each value index. Bank stocks in particular came under pressure late in the year. Momentum shifted out of financials and into larger-cap growth companies that were well positioned to take advantage of international growth and a declining dollar.

The Westcore Select Fund finished the year, with a return of 15.25% versus 11.43% for its benchmark, the Russell Mid-Cap Growth Index, and a 21.40% return for its peer group, the Lipper Mid-Cap Growth Index.

Healthcare stocks were a major contributor to Fund performance throughout the year. Illumina Inc., Ventana Medical Systems Inc., Kinetic Concepts Inc., Genesis Healthcare, Kyphon Inc., and BioMarin Pharmaceutical Inc. all appreciated meaningfully and drove much of our performance. Particularly noteworthy are Illumina, which continued to deliver strong growth from its leading genotyping products, Ventana, which was acquired at a significant premium, and Kinetic Concepts, which rebounded significantly after a prior disappointment that was related to a patent suit where it was determined that a competitor did not infringe on Kinetic’s products.

24	Annual Report December 31, 2007

The Fund also benefited from its consumer discretionary exposure, in spite of a difficult market environment for this group. GameStop Corp. and Aeropostale Inc. were the primary contributors after showing strong growth from their video game software and teen clothing outlets, respectively. These were diamonds in the rough in an otherwise beaten down sector. In today’s economic climate, we remain cautious on the consumer and we will likely maintain an underweight position in the group.

Meanwhile, the Fund’s industrials holdings turned in weak results for the year. The one bright spot in the group was BE Aerospace Inc., a company involved in the refurbishing of aircraft. However, this stock’s strong performance was offset by the weak performance of Continental Airlines Inc., Delta Air Lines Inc. and AirTran Holdings Inc., which declined on growing concerns of an economic slowdown. Our sector weight was in line with the benchmark and our stock performance was down slightly, so this was really an opportunity cost by not owning some other names. The airline stocks have begun to rebound recently as potential merger discussions are taking place.

The technology sector was a similar story in that we missed out on some better- performing opportunities in the group. NVIDIA Corp. and Electronic Arts Inc. were noteworthy contributors, but their positive contribution was offset by the weak results posted by Seagate Technology LLC, Polycom Inc. and Intersil Inc., to name a few. The technology group presented many attractive opportunities this year, however there were also numerous disappointments, which made stock selection especially challenging to navigate within this group. We continue to like technology, and we are looking for new opportunities that may be attractive after this market pullback.

The recent economic data, combined with reports from many companies, clearly point to an economic slowdown and profit compression. In response, the Federal Reserve cut interest rates significantly – a move many believe is not enough to reignite economic growth. We believe Federal Reserve policymakers must balance the economic need for lower rates to help avoid a recession with the recent uptick in inflation and a weak dollar. This could prevent it from lowering rates as aggressively as it might like. However, in the end, we think it will be more accommodating to support the economy.

There are many areas of the market that have been severely punished and offer compelling values. Our research effort is focused on identifying these opportunities, and we are looking to establish and build positions in attractive growth companies where we believe we will be rewarded. This short-term volatility can be difficult to ride through, but we encourage you to stay focused on your long-term investment goals.

1-800-392-CORE (2673) ■ www.westcore.com	25

Westcore Select Fund (continued)

Russell Midcap Growth Index is an unmanaged index and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values in the Russell 1000 index

Lipper Mid-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Growth Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

Westcore Select Fund may participate in the Initial Public Offering (“IPO”) market, and a significant portion of the Fund’s since inception return is attributable to its investment in IPOs, which in turn have had a magnified impact due to the Fund’s relatively small asset base. As the Fund’s assets continue to grow, it will be increasingly less likely to experience substantially similar performance by investing in IPOs.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

26	Annual Report December 31, 2007

Top 10 Holdings as of December 31, 2007
5.43%	BioMarin Pharmaceutical Inc. (BMRN) Develops and commercializes therapeutic enzyme products
4.99%	Celanese Corp. Series A (CE) A global industrial chemicals company
4.93%	St. Jude Medical Inc. (STJ) Develops, manufactures and distributes medical devices for the worldwide cardiovascular market
4.89%	Abercrombie & Fitch Co. (ANF) A specialty retailer that operates stores selling casual apparel and other accessories for men, women and kids
4.88%	T. Rowe Price Group Inc. (TROW) An asset management firm that provides investment, record keeping and communications services to corporate and public retirement plans
4.77%	Take-Two Interactive Software Inc. (TTWO) Develops, markets, distributes and publishes interactive entertainment software games and accessories
4.77%	Range Resources Corp. (RRC) An independent oil and gas company that conducts operations in the Appalachian, Permian, Mid-continent and Gulf Coast regions
4.67%	Apollo Group Inc. (APOL) Provides higher education programs for working adults
4.62%	Electronic Arts Inc. (ERTS) Creates, markets and distributes interactive entertainment software
4.58%	Autodesk Inc. (ADSK) Supplies PC software and multimedia tools for use in architectural design, mechanical design, geographic information systems and visualization applications
Percent of Net Assets in Top Ten Holdings: 48.53%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	27

Westcore International Frontier Fund

FUND STRATEGY: Investing in small, international companies that are poised for growth.

The Westcore International Frontier Fund gained 2.94% for the 12 months ended December 31, 2007, outperforming our benchmark, the MSCI EAFE Small- Cap Index, which returned 1.45% for the year. Our annual performance lagged that of our peer group, the Lipper International Small-Cap Index, which was up 9.90%. During the period, emerging markets and larger capitalization stocks performed better than our benchmark. The Fund’s annual performance was impacted to some degree by higher-than-average volatility stemming from the turmoil created by the sub-prime meltdown in the U.S. International small-cap stocks were not immune to the market correction in the U.S. and valuations contracted during the period. What began as a tremor domestically shook markets globally through mortgage-related financial instruments and reduced global economic expectations.

Several foreign markets have been plagued with their own set of problems. In the United Kingdom, real estate markets are showing the same fallout of easy credit and rapidly increasing property values that have hurt U.S. real estate markets. There has been a significant slowdown in real estate lending and weakness in property values in the U.K. Other markets, like Japan, Spain and Italy, are experiencing slowing domestic growth, which has been exacerbated by falling global demand. With increased globalization, most developed markets are feeling at least some impact from the financial crisis and a slowing U.S. economy.

During a year when financial stocks were falling as a group, we were able to find stocks in the sector that outperformed. The two that contributed most to our performance were IG Group Holdings PLC and London Capital Group Holdings PLC, providers of contracts for differences, or CFDs. CFDs essentially offer investment professionals and retail clients an opportunity to speculate on price movement among stocks, bonds, indices, commodities or currencies without having to go to the respective exchanges. Both IG and London Capital benefited from the higher market volatility of 2007 as well as investors finding CFDs easier to use than traditional channels such as online brokerage.

28	Annual Report December 31, 2007

Raffles Education Corp. Ltd., a Singapore-based private sector education provider, had the largest impact on portfolio performance. It is notable, however, that the sector in which Raffles operates (commercial services) was our biggest detractor to overall Fund performance for the year. Raffles now operates 25 colleges across Asia and plans to expand to 40 colleges over the next few years. The company emerged from the sector as a winner as demand for education across Asia continued to drive student enrollment growth at existing colleges fueling the need for new colleges.

Unlike Raffles, Savills PLC is a commercial services holding that detracted from our performance during the period. Savills is a global leader in commercial real estate services, including agency, property and facilities management, consultancy, and fund management. Given the tough real estate environment in the U.S. and U.K., investors were concerned that transactional revenues would be significantly reduced, which led the stock to stumble. However, we believe the diversity of its business, both by service and region, will mitigate the weakness Savills is experiencing from its U.S. and U.K. operations. As confirmation of this, the company recently reported that its financial results would exceed analysts’ expectations for 2007.

Another significant underperformer in the portfolio was Esprinet S.p.A. The Italian distributor of electronics struggled as it attempted to integrate two recent acquisitions in Spain into its distribution process. Esprinet has been impacted by the problems in Spain, but we feel the market overreacted, and that there is tremendous upside potential going forward.

We have maintained our bottom-up, fundamental investment process despite the turmoil in the global financial environment. Amidst this turmoil, we still believe strongly in the international small-cap asset class and that it offers investors a great opportunity for portfolio diversification. We take solace that, despite achieving a low single-digit return in 2007, companies in our portfolio performed very well in that turbulent environment and we are cautiously optimistic going into 2008.

1-800-392-CORE (2673) ■ www.westcore.com	29

Westcore International Frontier Fund (continued)

Country Breakdown as of December 31, 2007

Country	Market Value	%	Country	Market Value	%

United Kingdom	$9,998,681	24.58%	Austria	1,060,536	2.61%
Japan	7,751,859	19.05%	Netherlands	860,973	2.12%
Germany	3,995,575	9.82%	Belgium	808,983	1.99%
Singapore	3,706,521	9.11%	France	806,959	1.98%
Australia	2,571,386	6.32%	Sweden	616,413	1.52%
United States	2,416,965	5.94%	Ireland	235,068	0.58%
Italy	2,222,012	5.46%	Total Investments	41,999,912	103.25%
Greece	2,118,889	5.21%	Liabilities in Excess
Norway	1,589,315	3.91%	of Other Asset	(1,320,087)	(3.25%)
China	1,239,777	3.05%	Net Assets	$40,679,825	100.00%

MSCI EAFE Small Cap Index is unmanaged and is an arithmetic, market value-weighted average of the performance of securities of small cap companies listed on the stock exchanges of 21 developed markets outside of North America with a capitalization range of $200 million - $1.5 billion.

Lipper International Small-Cap Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper International Small-Cap Funds classification. This classification consists of funds that invest at least 65% of their assets in equity securities of non-United States companies with market capitalizations less than $1 billion (U.S.) at the time of purchase.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5

30	Annual Report December 31, 2007

Top 10 Holdings as of December 31, 2007
4.48%	SAI Global Ltd. (Australia) Publishes, distributes and provides training and consulting services to conform to Australian and International Standards (technical/business standards and codes of practice)
3.91%	ProSafe ASA (Norway) A provider of specialized oil services for production activity off the coast of Norway
3.63%	Raffles Education Corp. Ltd. (Singapore) Provides college-level education programs and degrees in the areas of design and management across Asia
3.62%	Mears Group PLC (United Kingdom) Provides capital improvements, repair and maintenance for the United Kingdom social housing market
3.61%	Domino’s Pizza Group Ltd. (United Kingdom) Domino’s Pizza UK holds the exclusive master franchise to own, operate, and franchise Domino’s Pizza stores in the United Kingdom and Ireland
3.59%	CTS Eventim AG (Germany) Acts as a promoter for the live entertainment business in
Germany and other European countries
3.55%	IG Group Holdings PLC (United Kingdom) Offers spread betting mostly on financial markets
3.47%	Esprinet S.p.A. (Italy) Distributes hardware and software for computers, networks and related information technology systems throughout Italy and Spain
3.43%	Savills PLC (United Kingdom) Provides consulting services and advice in matters related to commercial, agricultural and residential property to customers of the United Kingdom
3.06%	Kenedix Inc. (Japan) An asset management company investing in real estate and nonperforming loans mainly in Japan
Percent of Net Assets in Top Ten Holdings: 36.35%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	31

Westcore Blue Chip Fund

FUND STRATEGY: Investing in large, well-established companies whose stocks appear to be undervalued.

Two themes that best characterize 2007 were the outperformance of growth stocks over value stocks and increasing volatility. As the months passed, market disruptions emanating from the sub-prime mortgage and housing crises increased. In this challenging environment, the Westcore Blue Chip Fund returned 3.13% for the year ended December 31, 2007, falling short of its benchmark, the S&P 500 Index, which returned 5.49%. The Lipper Large-Cap Core Index finished slightly ahead of the S&P 500 for the year, at 6.63%.

Westcore launched an institutional class of the Fund on September 28, 2007. Increasing market volatility and the effects of the sub-prime lending crisis were themes that persisted in the fourth quarter. With these challenges as a backdrop, the institutional class of Westcore Blue Chip Fund returned (4.78)% through December 31, 2007, while the S&P 500 Index returned (3.33)% and the Fund’s peer group, the Lipper Large-Cap Core Index, returned (2.46)%.

During these difficult markets, the portfolio saw strong performance in capital goods, energy and consumer staples. The Fund’s performance in capital goods was driven by our holdings in CNH Global N.V. (agriculture and construction equipment) and Parker Hannifin Corp. (industrial machinery). Both companies benefited from global economic strength and delivered meaningful improvements in cash flow as the cycle improved and extended. Energy turned in the strongest performance of any sector in the index, up more than 34% for the year, due to continued strong commodity prices and global demand strength. Strong stock selection within this group led us to exceptional performers such as TransOcean Inc. (offshore drilling) and Occidental Petroleum Corp. (global exploration & production), which were each up more than 60% for the year. TransOcean continues to benefit from strong demand and day rates, and contract lengths are extending to lock in excellent cash flow returns several years into the future. As for Occidental, the company continues to benefit from very promising developments across its reserve base. The consumer staples sector also turned in strong overall performance, as investors sought safety in these stocks. Our consumer staples holdings meaningfully outperformed, led by Bunge Ltd. (global soybean and edible oil producer), which also turned in more than a 60% return for the year. The company’s earnings increased by more than 45% during the period, and cash flows followed. We believe Bunge will continue to benefit from the global secular demand for soybean- based products.

32	Annual Report December 31, 2007

Weak performance in the Fund came from its holdings in financials, with the first and third quarters being especially difficult for these stocks. The credit conditions deteriorated rapidly, driven by the increased prevalence of new mortgage-backed securities. Specifically, our holdings in financial guarantor MBIA Inc., along with mortgage insurer Radian Group Inc., underperformed. We have repositioned the portfolio in an attempt to further reduce risk and to cut our overall exposure to financials. Another area of weakness in the Fund was the basic materials sector. Despite solid execution by Ball Corp. (packaging), the stock finished down for the year, while an eclectic collection of commodity and chemical stocks caused the overall sector to finish up on the strength of international demand. We believe that the year ahead will reflect more favorably on business models like Ball’s and less favorably on the commodity price-driven models that profited in 2007.

In the fourth quarter, we continued to observe anomalous market conditions whereby stocks with attractive valuations meaningfully underperformed growth stocks. As such, stocks that had been trending lower continued to go down during the year, including financials and consumer cyclicals, and stocks that had been gaining momentum continued to climb, such as capital goods, energy and basic materials. Our strategy during this phenomenon was to react within the disciplined valuation framework of our process. As such, we did see some benefit in owning capital goods and energy stocks. Unfortunately, those benefits were outweighed by the drag from financials and cyclicals.

It appears that the market’s valuation moves will prove to be overdone and create investment opportunity. This is the sort of market environment where it is not uncommon for valuation-driven investment processes to underperform. We believe that, over the intermediate- and longer-term, our disciplined, free cash flow-driven valuation approach will provide our shareholders with consistent returns on a risk-adjusted basis.

1-800-392-CORE (2673) ■ www.westcore.com	33

Westcore Blue Chip Fund (continued)

2008 has already started out to be a volatile year in the stock market. There is widespread speculation about the possibility of a U.S. recession. We do not know if there will be a recession, but we are experiencing a meaningful slowing of the U.S. economy. We expect that this domestic slowdown will have a negative impact on world economic activity. It appears to us that this slowdown has been substantially discounted in the stock market and we do expect the market to stabilize. We continue to focus on investing in companies with improving cash flows that meet our research criteria.

S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Lipper Large-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Large-Cap Core Funds classification. This classification consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5

34	Annual Report December 31, 2007

Top 10 Holdings as of December 31, 2007
4.27%	Abbott Laboratories (ABT) Discovers, develops, manufactures and sells a broad and diversified line of healthcare products and services
3.81%	Teva Pharmaceutical Industries Ltd. (TEVA) Develops, manufactures and markets generic and branded pharmaceuticals for treatment of post-menopausal bone loss in women and treatment of multiple sclerosis
3.23%	International Business Machines Corp. (IBM) Provides computer solutions including systems, software, services and financing globally
3.15%	TJX Companies Inc. (TJX) Retails off-price apparel and home fashions
3.13%	Cisco Systems Inc. (CSCO) Supplies data networking products to the corporate enterprise and public wide area service provider markets
3.10%	Transocean Inc. (RIG) An offshore drilling contractor located throughout the world’s major oil and gas drilling regions
3.07%	Parker Hannifin Corp. (PH) Manufactures motion control products, including fluid power systems, electromechanical controls, and related components
2.96%	Occidental Petroleum Corp. (OXY) Explores for, develops, produces and markets crude oil and natural gas and manufactures and markets a variety of basic chemicals, including chlorine
2.95%	Intel Corp. (INTC) Designs, manufactures and sells computer components and related products
2.90%	General Dynamics Corp. (GD) Manufactures and supplies defense systems to the U.S.
government and its allies
Percent of Net Assets in Top Ten Holdings: 32.57%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	35

Westcore Mid-Cap Value Fund

FUND STRATEGY: Investing primarily in medium-sized companies whose stocks appear to be undervalued.

Concerns surrounding the economic impact resulting from sub-prime lending issues and the subsequent tightening of credit drove an increasingly volatile market in the second half of 2007. For the year ended December 31, 2007, Westcore Mid-Cap Value Fund returned 1.66%. This compares to a loss of (1.42)% for the Fund’s benchmark, the Russell Mid-Cap Value Index, and a 3.62% return for its peer group, the Lipper Mid-Cap Value Index. We were pleased in this difficult environment to outperform our benchmark index and provide our shareholders with a positive return in 2007 even though we did underperform our peer group. Our focus on companies that generate strong free cash flow and meet our valuation requirements remains the cornerstone of our investment process.

For the year, the top three contributing sectors to the Fund’s outperformance versus the benchmark were capital goods, REITs and consumer cyclicals. Our outstanding results in the capital goods sector were mostly driven by our positions in Manitowoc Company Inc. and CNH Global N.V. Manitowoc, a manufacturer of industrial cranes, foodservice equipment and marine products, continues to benefit from the global strength in industrial crane demand. Initial guidance for 2008 suggests crane demand will be robust across all product lines and geographies. This strength has resulted in considerable improvement in the number of booked orders, and we expect margins and returns to improve meaningfully. Solid results for CNH Global, an agricultural equipment manufacturer, were driven by continued strength in international markets. We believe the farm equipment cycle should remain strong worldwide due to very favorable supply/demand characteristics, which should drive commodity prices and returns higher. Our research led us to invest less of the Fund’s assets in the real estate investment trust (REIT) sector when compared to the benchmark. This underweight position proved to be beneficial, as this benchmark sector dramatically underperformed. The standout performer within this group was Ventas Inc., a healthcare REIT. The company has been consistent in executing its operating strategy, and the market has rewarded it during the year for its continued improvement in returns. Within consumer cyclicals, Tiffany & Co., a retailer of fine jewelry, and Abercrombie & Fitch Co., a retailer of casual apparel, are the notable performers that led to this sector’s outperformance. Tiffany has made several changes to its business model over the last year that has driven margins and returns higher, and we expect this to continue. As for Abercrombie & Fitch Co., the company was rewarded for its strong execution and tight expense controls, which resulted in better-than-expected margins and free cash flow.

36	Annual Report December 31, 2007

The three sectors that were the largest detractors from the Fund’s performance were basic materials, utilities and transportation. The Fund’s underweight position in both the basic materials and utilities sectors were a significant reason for our underperformance in these sectors. Stock performance was positive for the year, but well behind the performance of the benchmark sector. There were no individual issues that were among our most meaningful detractors in these sectors, with the exception of NiSource, Inc., a Midwest/ Northeast utility. Market expectations were for the sale of the company, and when it was announced that it would not pursue this avenue, the stock price was pressured. Within the transportation sector, American Commercial Lines Inc., a dry and liquid cargo barge manufacturer and operator, reported disappointing results in both its grain barge and barge manufacturing segments. We liquidated our position in American Commercial Lines when it became apparent that our original thesis for owning the stock was no longer valid.

As we look into the new year, it is unclear as to how the economy will weather the impact of rising oil prices, tighter credit, softening home prices, and the looming U.S. presidential election. Regardless as to which way the economy goes, we will remain steadfast in our investment approach, focusing on high- quality companies that generate free cash flow and deploy their excess cash in a shareholder-friendly manner.

1-800-392-CORE (2673) ■ www.westcore.com	37

Westcore Mid-Cap Value Fund (continued)

The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Lipper Mid-Cap Value Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Value Funds classification. This classification consists of funds that invest in companies to be undervalued relative to a major stock index

An investment cannot be made directly in an index

Please see Average Annual Total Return information on pages 4 and 5

38	Annual Report December 31, 2007

Top 10 Holdings as of December 31, 2007
4.32%	Invesco Ltd. - ADR (IVZ) An independent investment management group specializing in investment management services, covering equities, fixed income and real estate properties
4.06%	General Cable Corp. (BGC) Designs, develops, manufactures, markets and distributes copper, aluminum and fiber optic wire and cable products for communications, electrical and energy markets around the world
3.75%	Crown Holdings Inc. (CCK) Manufactures packaging products for household and consumer goods
3.61%	CommScope Inc. (CTV) Designs, manufactures and markets coaxial cables and other high-
performance electronic and fiber optic cable products primarily for communication applications
3.17%	Quanta Services Inc. (PWR) Provides specialized contracting services to electric utilities, telecommunication and cable television operators and governmental entities
3.10%	Waste Connections Inc. (WCN) Provides solid waste collection, transfer, disposal, and recycling services in secondary markets of the western U.S.
3.08%	Manitowoc Company Inc. (MTW) Manufactures ice/beverage dispensers and commercial refrigeration equipment for the food service industry and also produces equipment for the construction industry
3.03%	CNH Global N.V. (CNH) Designs, manufactures and distributes a full line of agricultural and construction equipment
3.02%	Affiliated Managers Group Inc. (AMG) An asset management holding company that acquires majority interests in mid-sized investment management firms
2.75%	Bunge Ltd. (BG) An integrated global agribusiness and food company spanning the farm-
to-consumer food chain
Percent of Net Assets in Top Ten Holdings: 33.89%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	39

Westcore Small-Cap Opportunity Fund

FUND STRATEGY: Investing in small-company stocks that appear to be undervalued.

Looking back, 2007 proved to be a year where stocks that are widely considered “expensive” in relation to key financial measures, as well as stocks that demonstrated strong price momentum, performed well. Our investment process focuses on identifying companies that we believe are attractively valued, and as such, the Fund did not perform as well as its benchmark and peer group for this period. For the year ended December 31, 2007, the Westcore Small- Cap Opportunity Fund posted a return of (3.33)% while its benchmark, the Russell 2000 Index, also declined, returning (1.57)%, and its peer group, the Lipper Small-Cap Core Index, fared slightly better, with a 1.92% return.

Westcore launched an institutional class on September 28, 2007. Increased market volatility and turmoil surrounding sub- prime mortgages were themes that persisted through the fourth quarter. In this challenging market, the institutional class shares of Westcore Small-Cap Opportunity Fund returned (8.76)% through December 31, 2007 while our benchmark declined (4.58)% and our peer group returned (4.23)%.

Despite these results, we remain steadfast in our belief that our investment process of identifying well-managed, high- quality companies generating free cash flow and prudently deploying that excess cash flow will benefit our shareholders over the long-term.

A number of these high-quality companies helped the Fund’s performance in the medical/healthcare, communications and capital goods sectors. For example, Kendle International Inc., a global clinical research organization, was our strongest medical/healthcare holding. Kendle, which provides outsourced services to the biopharmaceutical industry, reported strong results as the company gained market share during the period. Another exemplary stock was communications holding CommScope Inc., a leader in cable and connectivity solutions for communications networks. Strong growth at CommScope has come from increased demand in its key markets, which drove margins and returns above market expectations. We believe the successful integration of Andrew Corporation, a provider of communications equipment, services and systems, recently acquired by CommScope, will benefit the company well into the future. Within the capital goods sector, Columbus McKinnon Corp. was a standout performer. The company, which manufactures a broad line of material handling products, such as cranes and hoists, posted double-digit growth due to greater-than-expected international demand. Columbus McKinnon has been able to raise prices to offset higher raw material costs, thus leading to high incremental margins. We believe this will continue to drive overall margins higher.

40	Annual Report December 31, 2007

The three weakest areas in the Fund during the year were the interest rate sensitive, basic materials, and technology groups. Interest rate sensitive holdings were particularly challenged when sub-prime portfolios at many financial institutions suffered losses as defaults rose. This caused the credit markets to seize up. Unfortunately, our holding in Triad Guaranty Inc., a mortgage insurer, was unable to sidestep the turmoil as concerns about the magnitude of the housing crisis and potential losses led to the sharp price decline. Within the basic materials sector, our holding in Spartech Corp., a plastic producer, experienced significant cost pressures. Specifically, the slowdown in demand in its transportation and construction end markets did not allow the company to offset the higher costs. The abrupt departure of the company’s CEO and limited visibility with regard to future demand for its products convinced us to sell the stock. Although technology was also a weak spot in the Fund, our slight underweighting versus the benchmark rather than the poor performance of any individual stock, was the primary source of this weakness.

Sub-prime lending, declining home prices, rising oil prices and weakening job creation present significant obstacles for the markets as we look forward into 2008. We will stay true to our valuation discipline, focusing on companies we believe are high-quality, well-managed and poised to create shareholder value. Although these attributes were not rewarded in 2007, we believe that they will once again return to favor and deliver the solid, long-term results we seek for our shareholders.

1-800-392-CORE (2673) ■ www.westcore.com	41

Westcore Small-Cap Opportunity Fund (continued)

Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index

Lipper Small-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Small-Cap Core Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index

An investment cannot be made directly in an index

Please see Average Annual Total Return information on pages 4 and 5

42	Annual Report December 31, 2007

Top 10 Holdings as of December 31, 2007
3.96%	Orthofix International N.V. (OFIX) Develops, produces and markets products for the medical device industry
3.79%	Columbus McKinnon Corp. (CMCO) Designs, manufactures and distributes a variety of material handling, lifting and positioning products used in various markets including construction, transportation and medical markets
3.36%	WMS Industries Inc. (WMS) Designs, manufactures, sells and leases gaming machines and video lottery terminals throughout the United States and internationally
3.20%	Waste Connections Inc. (WCN) Provides solid waste collection, transfer, disposal, and recycling services in secondary markets of the western U.S.
3.15%	Novatel Wireless Inc. (NVTL) Provides wireless data communications access solutions
3.03%	General Cable Corp. (BGC) Designs, develops, manufactures, markets and distributes copper, aluminum and fiber optic wire and cable products for communications, electrical and energy markets around the world
2.99%	Belden Inc. (BDC) Manufactures high-speed electronic cables focusing on products for the specialty electronics and date networking markets
2.96%	K-V Pharmaceutical Co. Class A (KVa) Researches, develops, manufactures and markets controlled-release and tastemasked forms of drug products using proprietary drug delivery and tastemasking technologies
2.87%	CommScope Inc. (CTV) Designs, manufactures and markets coaxial cables and other high-
performance electronic and fiber optic cable products primarily for communication applications
2.68%	Kendle International Inc. (KNDL) Provides a broad range of Phase I through Phase IV clinical research and drug development services to pharmaceutical and biotechnology industries
Percent of Net Assets in Top Ten Holdings: 31.99%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	43

Westcore Small-Cap Value Fund

FUND STRATEGY: Investing primarily in small, dividend paying company stocks that appear to be undervalued.

The year ended December 31, 2007, could best be characterized as challenging for small-cap value stocks. Market disruptions triggered by the sub-prime mortgage meltdown and the housing crisis were particularly unforgiving to value stocks, ultimately causing them to underperform growth stocks for the first time in seven years. In these challenging conditions, the Westcore Small-Cap Value Fund declined (3.38)% during the period. However, the Fund outperformed its benchmark, the Russell 2000 Value Index, which returned (9.77)%. The Fund also outperformed its small-cap value peers during this period, as measured by the Lipper Small-Cap Value Index, which declined (4.57)%. We are pleased to have provided strong relative results in a difficult environment for small-cap value stocks. However, we continue to strive for strong absolute performance as well, and remain focused on providing our investors superior long-term, risk-adjusted returns.

Westcore launched an institutional class on September 28, 2007. Increased market volatility and the effects of the sub-prime mortgage and housing crises were themes that persisted in the fourth quarter. Through these challenges, the institutional class shares of Westcore Small-Cap Value Fund returned (8.58)% through December 31, 2007, while the Index returned (7.28)% and our peer group returned (6.75)%.

Over the course of 2007, the sectors that contributed most to our performance were transportation, medical/healthcare and communications. Our positions in dry bulk and wet shipping companies drove results in transportation, led by Diana Shipping Inc., which also happened to be the largest individual contributor to the Fund during the period. Diana is a dry bulk shipping company benefiting from increasing global demand for commodities and the limited supply of new ships coming on stream in the next couple of years. Leading the Fund’s medical/healthcare investments was Meridian Bioscience Inc., which experienced strong sales growth tied to its test kits for gastrointestinal and respiratory diseases. The company also successfully introduced a new test kit for E. coli during the year. Revenue strength and mix drove Meridian’s operating leverage and margin improvement throughout the year. The Fund’s communications exposure benefited most from Belden Inc., a manufacturer of signal transmission products for data networking, consumer electronics, industrial, security, and aerospace applications. Belden continues to execute on its asset restructuring strategy, with improving margins and cash flow above expectations.

The three sectors that presented the biggest challenges for the Fund over the course of the year were basic materials, consumer staples and capital goods. The primary reason for our underperformance in the basic materials and consumer staples sectors was the Fund’s underweighting relative to the benchmark. In our opinion, valuations for these companies were not compelling. Meanwhile, the positive contribution provided by our slightly overweight position in the capital goods sector was more than offset by a difficult overall period for these stocks in the portfolio. However, there were no individual positions within capital goods that stood out as particularly poor performers.

44	Annual Report December 31, 2007

In a year when high-quality, dividend-paying, small- cap stocks had a significant headwind, we were pleased to meaningfully outperform the Russell 2000 Value Index. Furthermore, the portfolio provided important downside protection to our investors in the second half of the year when markets turned decidedly negative.

As we look forward, there are a number of uncertainties on the horizon that will determine whether we experience a brief and mild economic slowdown or a more prolonged downturn into negative economic growth. Nonetheless, we remain steadfast in our investment approach, focusing on high-quality companies that generate free cash flow and distribute a portion of that cash flow to shareholders in the form of a dividend. We believe this approach provides a compelling combination of downside protection with upside participation over the long term.

1-800-392-CORE (2673) ■ www.westcore.com	45

Westcore Small-Cap Value Fund (continued)

Russell 2000 Value Index is the Fund’s benchmark index. It is an unmanaged index that measures the performance of companies within the Russell 2000 Index having lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index includes the 2000 firms from the Russell 3000 Index with the smallest market capitalizations. The Russell 3000 Index represents 98% of the of the investable US equity market

Lipper Small-Cap Value Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Small-Cap Value Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

46	Annual Report December 31, 2007

Top 10 Holdings as of December 31, 2007
4.11%	Belden Inc. (BDC) Manufactures high-speed electronic cables focusing on products for the specialty electronics and date networking markets
3.68%	Berry Petroleum Co. (BRY) Produces, explores for and markets crude oil and natural gas in California
3.28%	Blackbaud Inc. (BLKB) Provides software and related services designed specifically for non-profit organizations
2.77%	Lincoln Electric Holdings Inc. (LECO) Designs and manufactures welding and cutting products
2.56%	Cash America International Inc. (PWN) Provides specialty finance services such as check cashing services and rental services to individuals in the U.S., United Kingdom and Sweden
2.55%	MFA Mortgage Investments Inc. (MFA) A mortgage real estate investment trust that invests primarily in highly rated adjustable rate mortgage securities
2.39%	Gulf Island Fabrication Inc. (GIFI) Makes offshore drilling and production platforms and other specialized structures used in the development and production of offshore oil and gas reserves
2.34%	Movado Group Inc. (MOV) Designs, manufactures, retails and distributes watches as well as jewelry, tabletop and accessory products
2.33%	Casey’s General Stores Inc. (CASY) Operates convenience stores in the Midwest
2.27%	Assured Guaranty Ltd. (AGO) Provides financial guaranty insurance and reinsurance, as well as mortgage guaranty coverage
Percent of Net Assets in Top Ten Holdings: 28.28%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	47

Westcore Flexible Income Fund

FUND STRATEGY: A more aggressive fixed-income fund focusing on higher-yielding securities.

The year ended December 31, 2007 was a period characterized by a credit crisis that led to a great deal of market volatility. In this environment, the Westcore Flexible Income Fund posted a negative return of (3.45)% for the year. These results lagged its benchmark, the Lehman Brothers U.S. Corporate High Yield Ba Index, which returned 1.74% and those of its peer group, the Lipper High Current Yield Index, which returned 2.13%.

The challenging market conditions continued into the end of the year as Westcore Funds launched an institutional class on September 28, 2007. The institutional class of Westcore Flexible Income Fund returned (3.89)% through December 31, 2007. This compares with the (0.76)% loss posted by our benchmark and the (1.19)% decline posted by our peer group.

Although we certainly are not pleased with these results, we remain committed to our investment philosophy.

During the year, yields fell sharply as the economy weakened, the Federal Reserve eased monetary policy and the Treasury Yield curve steepened. The correction in the sub-prime and real estate markets was the driver behind much of this turmoil. Multi-billion dollar losses at such firms as Merrill Lynch, Citicorp, UBS, Morgan Stanley, and Bear Stearns shocked the markets. More specifically in the high yield bond market, liquidity concerns resulting from the credit crisis resulted in a dramatic decline in investor demand for new issues. Backlogs of securities to be issued led to downward price pressure on these types of securities which represent a meaningful portion of the Fund’s investments.

In 2007, the Fund largely avoided substantial direct exposure to sub-prime securities, as we anticipated a correction in the sub-prime market. Over the past several years, we have carefully screened mortgage-related securities before purchasing them in an attempt to avoid material exposure to complicated “affordability” mortgages or sub-prime loans; or any excessive geographic concentration of loans made in specific states with potentially problematic housing markets. In our view, until the U.S. housing market reaches bottom and stabilizes, the value of many mortgage- backed and asset-backed securities, as well as collateralized debt obligations (CDOs) and synthetic CDOs will remain unclear. And until this is cleared up, the financial markets will remain under pressure.

48	Annual Report December 31, 2007

We were not so fortunate with regard to our exposure to income-paying REIT equities and preferred stocks. While these securities have generated attractive income in the past and we believe will do so again, they underperformed in 2007. On the plus side, however, industrials, utilities, and energy bonds, as well as energy Master Limited Partnerships (MLPs), contributed positively to the Fund’s performance.

Although we have continued to reduce our corporate bond exposure, corporate bonds remain our largest relative holding. We have reduced exposure to the REIT and financial sectors. Overall we believe corporate credit fundamentals as of yet remain reasonably sound, and there continues to be strong demand for higher quality non-Treasury assets. We have moved portfolio durations to neutral relative to their respective benchmarks given concerns about “stagflation.” We believe the long-term fundamentals in the government sponsored agency mortgage market are relatively good. We will continue to hold high-quality mortgage-backed securities in the portfolio, though we are currently underweighted. Finally, the high-quality asset-backed sector continues to offer good value.

While the global and domestic economic outlooks appear at some risk, non- treasuries have already re-priced downward significantly relative to U.S. treasuries, raising the question of whether the market is already offering adequate compensation for these risks. For all but the lowest-rated segments of the high-yield market, it appears that this may be the case.

Given the current economic environment, the Federal Reserve faces two critical questions. First, will the current banking/housing crisis spill over into the “real” economy and cause a recession? Second, will lower interest rates lead to higher inflation?

With regard to the first question, there are early signs that a recession is imminent, causing policymakers to lower the Fed Funds rate significantly. It is unclear if an accommodative monetary policy will have a meaningful impact for some financial institutions. Time and lower asset prices may be the only solution.

Regarding the second question of whether lower interest rates will lead to higher inflation, commentary by the Fed highlighting its significant concern about inflation risks offset some of the benefits that might have been derived from its easing bias. So far, the bond market is giving the Fed the benefit of the doubt; but with the Consumer Price Index up 4.3% and the Producer Price Index up 6.3%, the bond market’s patience may run out. The Fed might then be forced to raise (or at least not lower) short-term interest rates.

We chose to let the short-term money market holdings in the Fund increase as the portfolio generated a strong cash income yield. We will begin to invest that cash to capture return as the liquidity crisis abates and the markets begin to recover. History tells us that it is usually better to increase investments when all appears lost, and better to reduce risk when the market seems that nothing could go wrong. To us, the market appears to be leaning toward the former.

1-800-392-CORE (2673) ■ www.westcore.com	49

Westcore Flexible Income Fund (continued)

Lehman Brothers U.S. Corporate High Yield Ba Index is an unmanaged index that measures the performance of intermediate (1 to 10 year) U.S. high yield issues. It includes fixed-rate, noninvestment grade debt issues rated Ba1 or lower by Moody’s, rated BB+ or lower by S&P, rated below investment grade by Fitch Investor’s Service or if unrated previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

Note: Westcore Flexible Income Fund Custom Index is comprised of the Lehman Brothers Long-Term Government/Corporate Bond Index for the time period 6/1/88 - 9/30/00 and the Lehman Brothers U.S. Corporate High Yield Ba Index for the time period 10/1/00 - 12/31/07 to reflect the change in the Fund’s investment strategy on 10/1/00. The Adviser believes that the Custom Index is the best benchmark measurement for historical performance over three years.

Lehman Brothers Long-Term Government/Corporate Bond Index is an unmanaged index that includes fixed rate debt issues rated investment grade or higher by Moody’s Investors Services, Standard & Poor’s Corporation or Fitch Investor’s Service, in order. Long-term indices include bonds with maturities of ten years or longer Lipper High Current Yield Index is comprised of the 30 largest funds in the Lipper High Current Yield Funds classification. This classification consists of funds that aim at high (relative) current yield from fixed-income securities, has no quality or maturity restrictions, and tends to invest in lower grade debt issues.

Note: Lipper categorizes Westcore Flexible Income Fund in the Lipper Flexible Income category. However, Lipper does not calculate a Lipper Index for this category. Therefore Westcore Funds selected Lipper High Current Yield Index as the most comparable index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5

50	Annual Report December 31, 2007

Top 10 Corporate Credit Exposure		Top 10 Sectors as of
as of December 31, 2007		December 31, 2007
4.79%	Ford Motor Co.	15.16%	Leisure
3.70%	MGM Mirage Inc.	12.61%	Autos
3.32%	General Motors Acceptance Corp.	8.75%	Energy (Non-Utilities)
3.30%	Leucadia National Corp.	7.70%	Other Industrials
2.32%	Qwest Communications	6.70%	Financial Services
2.28%	Caesar’s Entertainment Inc.	4.44%	Collateralized Debt Obligations
2.17%	Fontainebleau Las Vegas	4.35%	REITS-Diversified
2.06%	Aramark	3.04%	REITS-Healthcare
1.92%	Royal Caribbean	2.87%	REITS-Regional Malls
1.88%	Host Marriott	2.83%	Telecommunications & Related
Percent of Net Assets in Top Ten Corporate		Percent of Net Assets in Top Ten
Credit Exposure: 27.74%		Sectors: 68.45%

Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates. Top ten corporate credit exposure and sectors are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular security, issuer or sector.

1-800-392-CORE (2673) ■ www.westcore.com	51

Westcore Plus Bond Fund

FUND STRATEGY: A more moderate fixed-income fund focusing on investment quality bonds of varying maturities.

The year ended December 31, 2007 was a period characterized by a severe credit crisis and high market volatility. In this environment, the retail class of the Westcore Plus Bond Fund returned 5.42%. This compared with a return of 6.97% by the Fund’s benchmark, the Lehman Brothers Aggregate Index, and 5.43% by its peer group, the Lipper Intermediate Investment Grade Index. These positive performance numbers resulted from our having anticipated the correction in the sub-prime segment of the mortgage lending industry and the related securities in the fixed- income market, and largely avoiding these areas.

Westcore Funds launched an institutional class on September 28, 2007. The institutional class of Westcore Plus Bond Fund returned 2.27% for the quarter ended December 31, 2007. This compared with a 3.00% return from our benchmark and a 2.08% return for our peer group.

During the year, yields fell sharply as the economy weakened, the Federal Reserve eased monetary policy and the Treasury Yield curve steepened. The correction in the sub-prime and real estate markets was the driver behind much of this turmoil. Multi-billion dollar losses at such firms as Merrill Lynch, Citicorp, UBS, Morgan Stanley, and Bear Stearns shocked the markets.

Against this backdrop, we chose to upgrade the “quality” of the portfolio holdings and reduce exposure to non-treasury securities, such as corporate bonds, U.S. government agency-sponsored mortgage-backed securities, and high-rated asset-backed securities. This was advantageous as these higher yielding securities came under price pressure as a result of the liquidity crisis and underperformed U.S. treasury securities.

In 2007, the Fund largely avoided substantial direct exposure to sub-prime securities, as we anticipated a correction in the sub-prime market. Over the past several years, we have carefully screened mortgage-related securities before purchasing them in an attempt to avoid material exposure to complicated “affordability” mortgages or sub-prime loans; or any excessive geographic concentration of loans made in specific states with potentially problematic housing markets. In our view, until the U.S. housing market reaches bottom and stabilizes, the value of many mortgage- backed and asset-backed securities, as well as collateralized debt obligations (CDOs) and synthetic CDOs will remain unclear. And until this is cleared up, the financial markets will remain under pressure.

52	Annual Report December 31, 2007

Although we have continued to reduce our corporate bond exposure, corporate bonds remain our largest relative holding. We have reduced exposure to the REIT and financial sectors. Overall we believe corporate credit fundamentals as of yet remain reasonably sound, and there continues to be strong demand for higher quality non-Treasury assets. We have moved portfolio durations to neutral relative to their respective benchmarks given concerns about “stagflation.” We believe the long-term fundamentals in the government sponsored agency mortgage market are relatively good. We will continue to hold high-quality mortgage-backed securities in the portfolio, though we are currently underweighted. Finally, we believe the high- quality asset-backed sector continues to offer good value.

Given the current economic environment, the Federal Reserve faces two critical questions. First, will the current banking/housing crisis spill over into the “real” economy and cause a recession? Second, will lower interest rates lead to higher inflation?

With regard to the first question, there are early signs that a recession is imminent, causing policymakers to lower the Fed Funds rate significantly. It is unclear if an accommodative monetary policy will have a meaningful impact for some financial institutions. Time and lower asset prices may be the only solution.

Regarding the second question of whether lower interest rates will lead to higher inflation, commentary by the Fed highlighting its significant concern about inflation risks offset some of the benefits that might have been derived from its easing bias. So far, the bond market is giving the Fed the benefit of the doubt; but with the Consumer Price Index up 4.3% and the Producer Price Index up 6.3%, the bond market’s patience may run out. The Fed might then be forced to raise (or at least not lower) short-term interest rates.

In closing, we are pleased with how we positioned the Fund through the current liquidity crisis, and we are excited to invest to capture return as the liquidity crisis abates and the markets begin to recover. We understand that it is very difficult to judge turns in the market, and we do not expect to time those turns perfectly. However, based upon our current assessment, we anticipate having attractive opportunities in 2008. History tells us that it is usually better to increase investments when all appears lost, and better to reduce risk when the market seems that nothing could go wrong. To us, the market appears to be leaning toward the former.

1-800-392-CORE (2673) ■ www.westcore.com	53

Westcore Plus Bond Fund

Lehman Brothers Aggregate Bond Index is an unmanaged index that includes investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Lipper Intermediate Investment Grade Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Investment Grade Debt Funds classification. This classification consists of funds that invest at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years.

Note: For the time period 6/1/88 - 11/30/89, the Lipper Intermediate Investment Grade Index was not in existence. Westcore Funds selected the Lipper Corporate Debt BBB Index as the most comparable Lipper Index for this time period.

Lipper Corporate Debt BBB Index is comprised of the 30 largest mutual funds in the Lipper Corporate Debt BBB Rated (BBB) Funds classification. This classification consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5

54	Annual Report December 31, 2007

Top 10 Corporate Credit Exposure		Top 10 Sectors as of
as of December 31, 2007		December 31, 2007
		28.39%	Agency Mortgaged-
1.22%	Simon Property Group		Backed Securities
1.08%	BMW USA	20.98%	U.S. Government &
1.05%	Nevada Power		Agency Obligations
1.01%	Wells Fargo	5.62%	Financial Services
0.97%	BHP Billiton	5.22%	Energy (Non-Utilities)
0.96%	Oncor Electric Delivery Co.	4.91%	Utilities
0.91%	Abbott Labs	3.72%	Other Industrials
0.89%	Duke Energy	3.68%	Autos
0.88%	Tennessee Gas Pipeline	3.52%	Asset-Backed Securities
0.88%	Leucadia National Corp.	2.18%	Leisure
		1.99%	Government Sponsored Entity
Percent of Net Assets in Top Ten Corporate		Percent of Net Assets in Top Ten
Credit Exposure: 9.85%		Sectors: 80.21%

Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates. Top ten corporate credit exposure and sectors are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular security, issuer or sector.

1-800-392-CORE (2673) ■ www.westcore.com	55

Westcore Colorado Tax-Exempt Fund

FUND STRATEGY: Offering Colorado investors double tax-exempt income through investing in municipal bonds of investment quality.

The Federal Reserve responded to a tightening credit market in 2007 by reducing the overnight lending rate by 100 basis points in September. The hope was that injecting liquidity into the nation’s banking system would prevent the housing dilemma and the sub-prime mortgage crisis from spilling over into the general economy. High- quality, readily marketable U.S. Treasury securities staged a fourth-quarter rally in response to the rate cut, and the Treasury yield curve steepened, with a dramatic fall in short-term yields. Against this backdrop, municipal bond performance lagged that of U.S. Treasury securities, as evidenced by the average yield of the Municipal 20 Bond Buyer Index, a gauge of AAA-rated, 20-year tax-exempt general obligation bonds. The Index rose from 4.17% on December 31, 2006, to 4.44% by December 31, 2007.

For the 12-month period ended December31, 2007, the Westcore Colorado Tax-Exempt Fund returned 2.84% after fund expenses. This compares to a 4.29% return for our benchmark, the Lehman Brothers 10-year Municipal Bond Index, and a 3.21% return for our peer group, the Lipper Intermediate Municipal Debt Index. The Lehman Brothers Colorado-only Index returned 3.45%, ranking 32nd in 2007 in total return by state, and lagging the more heavily weighted states in the Lehman Index such as Connecticut at 4.28%, Massachusetts at 4.14%, Texas at 3.70%, and New York at 3.63%. While this partially explains the underperformance of the Fund relative to the national index, the other primary factor was the Fund’s longer weighted average maturity during a period of rising interest rates.

56	Annual Report December 31, 2007

It is our intent to maintain a high average quality in the Fund while increasing our average yield by purchasing higher-coupon premium bonds with the potential for early redemption. Examples include Colorado Health Facilities Authority Revenue 5.00%due 9/01/2025 and Board of Governors of the Colorado State University System Revenue 5.25% due 3/01/2024. Colorado Health Facilities Authority carries an A3 rating by Moody’s and is expected to yield 4.78% through the 9/01/2017 call date, and 4.86% through the 9/01/2025 maturity date. Board of Governors of the Colorado State University System is rated AAA by both Moody’s and Standard & Poor’s and is expected to yield 4.70% through the 3/01/2017 call date, and 4.88% through the 2024 maturity date. To purchase these bonds, we sold a short-term variable rate security yielding approximately 3.5 0%, which, along with other similar securities, resets at lower rates on a monthly basis as short-term rates continue to trend down.

Going forward, we are cognizant of the risks inherent in the marketplace. On the macroeconomic front, the economy could experience a recession, which would negatively impact tax revenues to state and local municipalities. There is also the prospect that inflation could rise and subsequently impair the market value of bonds currently outstanding. Yet another potential hazard is the credit risk associated with third-party insurers such as MBIA, FGIC, and AMBAC. Such insurers guarantee the timely repayment of bond principal and interest when an issuer defaults. The recent sub-prime crisis and credit crunch has increased the risk of a downgrade in the credit quality of these companies by the major credit rating agencies, which could result in short-term underperformance of the securities they insure.

Finally, the Kentucky vs. Davis case, which was heard by the U.S. Supreme Court on November 5, could result in a short-term dislocation and turbulence in the municipal bond market. The Court’s final ruling, which is expected in the first quarter of 2008, could require states to determine whether all out-of-state interest income will become tax exempt for investors within their state. If the Court rules in favor of this exemption, smaller municipal districts could conceivably pay higher financing costs than larger general market names in order to compete.

Economic data suggest moderating economic conditions with a higher probability of recession within the next six months. While Colorado is not impervious to an economic downturn, the state’s broad economic diversification offers better prospects for only a mild slowdown. We believe the Fund is structured to combat the potential challenges and risks we face by focusing on higher coupon bonds with intensive research on credit parameters.

1-800-392-CORE (2673) ■ www.westcore.com	57

Westcore Colorado Tax-Exempt Fund (continued)

Lehman Brothers 10-Year Municipal Bond Index is an unmanaged index that includes investment grade (Moody’s Investor Services Aaa to Baa, Standard & Poor’s Corporation AAA to BBB) tax-exempt bonds with maturities between eight and twelve years.

Lipper Intermediate Municipal Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Municipal Debt Funds classification. This classification consists of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

Note: Lipper categorizes Westcore Colorado Tax-Exempt Fund in the Lipper Other States Municipal Debt category. However, Lipper does not calculate a Lipper Index for this category. Therefore, Westcore Funds selected the Lipper Intermediate Municipal Debt Index as the most comparable Lipper Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5

58	Annual Report December 31, 2007

Top 10 Holdings as of December 31, 2007
2.07%	Arkansas River Power Authority, 5.875%, 10/01/2026
1.89%	Larimer County, Poudre School District R-1, 6.00%, 12/15/2017
1.88%	Douglas & Elbert Counties School District Re-1, 5.25%, 12/15/2017
1.87%	El Paso County School District 12, 5.00%, 09/15/2013
1.86%	Regional Transportation District CO CTFS Partnership, 5.00%, 12/01/2022
1.85%	City & County of Denver Airport Series A Revenue, 5.00%, 11/15/2018
1.84%	Jefferson County School District R-1, 5.00%, 12/15/2024
1.82%	Adams 12 Five Star Schools, Zero Coupon, 12/15/2024
1.75%	Colorado Housing and Finance Authority, Variable Rate Note 3.450%, 11/01/2021
1.67%	Colorado Health Facilities Authority, Poudre Valley Health, Series A,
5.00%, 03/01/2025
Percent of Net Assets in Top Ten Holdings: 18.50%

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	59

The business and affairs of the Funds are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust’s Amended and Restated Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees.” The Trust’s Statement of Additional Information includes additional information about the trustees and is available, without charge, upon request by calling toll free 1-800-392-CORE (2673).

Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Address and Age[1]	the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Trustee[4]
INDEPENDENT TRUSTEES
Jack D. Henderson	Chairman	Since	Attorney, Jack D.	11	None
Age 80		Dec. 12,	Henderson, Self-Employed
		1985	Attorney-at-Law, 1952 to
present.

Mary K. Anstine	Trustee	Since	Retired, 2004 to present;	11	Ms. Anstine
Age 67		Feb. 22,	President/Chief Executive		is a Trustee
		2006	Officer, HealthONE Alliance,		of Financial
			Denver, Colorado, from		Investors
			September 2004		Trust,
Financial
Investors
Variable
Insurance
Trust, and
Reaves
Utility
Income
Fund

Vernon L. Hendrickson	Trustee	Since	Retired, March 2006 to	11	None
Age 61		Feb. 13,	present; Director, Craig
		2007	Hospital, from April 1998 to
March 2006 (Chairman of
the Board from April 2004
to March 2005); District
Manager, Wells Fargo Co.,
from 1990 to 2002.

60	Annual Report December 31, 2007

Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Address and Age[1]	the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Trustee[4]
James B. O’Boyle	Trustee	Since	Business Consultant, 1986 to	11	None
Age 79		Dec. 12,	present.
1985

Rick A. Pederson	Trustee	Since	President, Foundation	11	None
Age 55		Feb. 13,	Properties, Inc., 1994 to
		2007	present; Partner, Western
Capital Partners, 2000 to
present.

Robert L. Stamp	Trustee	Since	Retired	11	None
Age 75		Dec. 12,
1985

Janice M. Teague	Trustee	Since	Retired, June 2003 to	11	None
Age 54		Feb. 13,	present; Vice President,
		2007	Secretary, and Assistant
Secretary, Berger Financial
Group LLC, from October
1996 to May 2003;
Vice President, Secretary,
and Assistant Secretary,
Berger Funds, from
September 1996 to May
2003; Vice President
and Secretary, Berger
Distributors, LLC, from
August 1998 to May 2003;
Vice President, Secretary
and Treasurer, Berger/Bay
Isle LLC, from September
1999 to December 2002;
Vice President and Secretary,
Bay Isle Financial LLC, from
January 2002 to December
2002.

1-800-392-CORE (2673) ■ www.westcore.com	61

Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Address and Age[1]	the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Trustee[4]

OFFICERS
Todger	President	Since	Chairman, Denver Investment	N/A	N/A
Anderson, CFA		Feb. 18,	Advisors LLC, January 2004 to
Age 63		2005	present; President and
Denver Investment			Executive Manager, Denver
Advisors LLC			Investment Advisors LLC,
1225 17th Street-26th Fl.			April 1995 to January 2004;
Denver, Colorado 80202			prior thereto, President and
Director of Portfolio
Management, Denver Investment
Advisors, Inc.; Portfolio Manager,
Westcore MIDCO Growth Fund,
August 1986 through May 2005;
Portfolio Co-Manager, Westcore
Select Fund, December 2001
through May 2005.

Jasper R. Frontz,	Treasurer	Since	Treasurer, November 1997	N/A	N/A
CPA, CFA, Age 39		Feb. 12,	to present, Chief Compliance
Denver Investment		1997	Officer September 2004
Advisors LLC			to present, Blue Chip Value
1225 17th Street-26th Fl.	Chief	Sep. 29	Fund, Inc.; Vice President,
Denver, Colorado 80202	Compliance	2004	May 2000 to present and
	Officer		Officer Director of Mutual Fund
Administration, June 1997 to
present, Denver Investment
Advisors LLC; Registered
Representative, ALPS Distributors,
Inc., 1995 to present.

62	Annual Report December 31, 2007

Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Address and Age[1]	the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Trustee[4]
Sean J. Sandoval	Assistant	Since May	Mr. Sandoval joined ALPS	N/A	N/A
Age 36	Treasurer	22, 2007	Fund Services, Inc. as a
ALPS Fund Services, Inc.			Fund Controller in December
1290 Broadway,			2006. He was a Financial
Suite 1100			Software Consultant at
Denver, CO 80203			SunGard Data Systems from
2002 to 2006. He was with
Janus Capital from 1998 to
2002 and with INVESCO Funds
from 1996 to 1998 where his
responsibilities ranged from
fund accounting, expense analysis,
financial reporting, annual
statement preparation and project
management. Mr. Sandoval also
currently serves as Fund
Controller for other clients
of ALPS Fund Services.

JoEllen L. Legg	Secretary	Since	Ms. Legg joined ALPS Fund
Age 46		November	Services in 2007 as Associate
ALPS Fund Services, Inc.		15, 2007	Counsel. She served as
1290 Broadway,			Senior Counsel Law (Corporate &
Suite 1100			Securities) for Adelphia
Denver, CO 80203			Communications Corporation
from 2005 to 2007. Prior to this
she held Associate positions at
Patton Boggs LLP from 2004 to
2005 and at Fried, Frank, Harris,
Shriver & Jacobson LLP from
1998 to 2004.

1   Each trustee may be contacted by writing to the trustee, c/o Westcore Trust, 1290 Broadway, Suite 1100, Denver, Colorado 80203.

2   Each trustee holds offices for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns, or is removed, adjudged incompetent, or, having become incapacitated by illness or injury, is retired by the Board of Trustees in accordance with the Trust’s Amended and Restated Declaration of Trust; or (c) the Trust terminates. Each officer is typically elected for a term of one year, serving until the earliest of: (a) the election of his successor; (b) the date the officer dies, resigns or is removed by the Board of Trustees in accordance with the Trust’s Code of Regulations; or (c) the Trust terminates.

3   The Fund Complex includes funds with a common investment adviser or an adviser which is an affiliated person. The Fund complex is comprised of fourteen portfolios, including eleven Westcore Funds, Blue Chip Value Fund, Inc., Dunham Small-Cap Value Fund, and the RiverSource VP Small-Cap Value Fund which are also advised or sub-advised by Denver Investment Advisors LLC (the “Adviser” or “DIA”).

4   Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

1-800-392-CORE (2673) ■ www.westcore.com	63

Statement of Investments
Westcore MIDCO Growth Fund	65
Westcore Growth Fund	68
Westcore Select Fund	71
Westcore International Frontier Fund	73
Westcore Blue Chip Fund	77
Westcore Mid-Cap Value Fund	80
Westcore Small-Cap Opportunity Fund	83
Westcore Small-Cap Value Fund	86
Westcore Flexible Income Fund	89
Westcore Plus Bond Fund	100
Westcore Colorado Tax-Exempt Fund	114
Statements of Assets and Liabilities	124
Statements of Operations	129
Statements of Changes in Net Assets	134
Financial Highlights	146
Notes to Financial Statements	175
Shareholder Tax Information	203
Other Important Information	204
Report of Independent Registered Public Accounting Firm	206

64	Annual Report December 31, 2007

Westcore MIDCO Growth Fund as of December 31, 2007

	Shares	Market Value

Common Stocks 98.99%
Consumer Discretionary 21.77%
Auto Components 1.73%
ArvinMeritor Inc.	273,600	$3,209,328

Diversified Consumer Services 1.65%
Apollo Group Inc.**	43,800	3,072,570

Hotels, Restaurants & Leisure 7.13%
International Game
Technology	96,000	4,217,280
Melco PBL
Entertainment Ltd. -
ADR (China -
Hong Kong)**	301,800	3,488,808
Vail Resorts Inc.**	53,700	2,889,597
Wynn Resorts Ltd.	23,700	2,657,481
		13,253,166

Media 1.57%
Marvel
Entertainment Inc.**	109,700	2,930,087

Specialty Retail 6.43%
Abercrombie & Fitch Co. -
Class A	49,400	3,950,518
Aeropostale Inc.**	102,500	2,716,250
Coldwater Creek Inc.**	133,500	893,115
GameStop Corp.**	70,700	4,391,177
		11,951,060
Textiles Apparel & Luxury Goods 3.26%
Coach Inc.**	78,100	2,388,298
CROCS Inc.**	57,300	2,109,213
Polo Ralph Lauren Corp.	25,300	1,563,287
		6,060,798

Total Consumer Discretionary
(Cost $35,623,193)		40,477,009

Consumer Staples 2.11%
Food & Staples Retailing 1.35%
United Natural
Foods Inc.**	79,200	2,512,224

	Shares	Market Value

Food Products 0.76%
Hain Celestial
Group Inc.**	44,100	$1,411,200

Total Consumer Staples
(Cost $3,410,301)		3,923,424

Energy 10.71%
Energy Equipment & Services 4.61%
Cameron
International Corp.**	81,400	3,917,782
Noble Corp.	49,400	2,791,594
Oceaneering
International Inc.**	27,700	1,865,595
		8,574,971

Oil, Gas & Consumable Fuels 6.10%
Denbury
Resources Inc.**	126,600	3,766,350
Range Resources Corp.	88,700	4,555,632
Ultra Petroleum Corp.**	42,100	3,010,150
		11,332,132

Total Energy
(Cost $11,038,849)		19,907,103

Financials 8.22%
Capital Markets 7.83%
Eaton Vance Corp.	82,600	3,750,866
Jefferies Group Inc.	82,100	1,892,405
Lazard Ltd. (Bermuda)	63,500	2,583,180
MF Global Ltd.**	50,400	1,586,088
T. Rowe Price Group Inc.	78,000	4,748,640
		14,561,179

Insurance 0.39%
HCC Insurance
Holdings Inc.	25,550	732,774

Total Financials
(Cost $9,960,698)		15,293,953

1-800-392-CORE (2673) ■ www.westcore.com	65

Westcore MIDCO Growth Fund as of December 31, 2007 (continued)

	Shares	Market Value

Healthcare 17.82%
Biotechnology 4.96%
Cephalon Inc. **	37,100	$2,662,296
Millennium
Pharmaceuticals Inc.**	94,100	1,409,618
Pharmion Corp.**	47,400	2,979,564
United
Therapeutics Corp.**	22,200	2,167,830
		9,219,308
Healthcare Equipment & Supplies 5.69%
Accuray Inc.**	224,500	3,416,890
Mentor Corp.	81,100	3,171,010
St. Jude Medical Inc.**	98,200	3,990,848
		10,578,748
Healthcare Providers & Services 3.50%
DaVita Inc.**	69,050	3,890,967
Laboratory Corporation
of America **	34,800	2,628,444
		6,519,411
Life Sciences Tools & Services 1.58%
Applied Biosystems Group -
Applera Corp.	41,200	1,397,504
Illumina Inc.**	26,100	1,546,686
		2,944,190
Pharmaceuticals 2.09%
Endo Pharmaceuticals
Holdings Inc.**	58,000	1,546,860
Shire Pharmaceuticals -
ADR (United Kingdom)	33,900	2,337,405
		3,884,265

Total Healthcare
(Cost $26,718,115)		33,145,922

Industrials 14.48%
Aerospace & Defense 4.78%
BE Aerospace Inc.**	72,400	3,829,960
DRS Technologies Inc.	57,800	3,136,806
	Shares	Market Value

Spirit Aerosystems
Holdings Inc.**	55,600	$1,918,200
		8,884,966

Air Freight & Logistics 0.89%
HUB Group Inc.**	62,500	1,661,250

Airlines 3.28%
Airtran Holdings Inc.**	248,600	1,779,976
Continental Airlines Inc.**	95,200	2,118,200
Delta Air Lines Inc.**	147,300	2,193,297
		6,091,473
Commercial Services & Supplies 1.02%
Monster Worldwide Inc.**	58,600	1,898,640

Electrical Equipment 1.12%
Rockwell Automation Inc.	30,100	2,075,696

Machinery 3.39%
Oshkosh Truck Corp.	60,300	2,849,778
Pentair Inc.	99,500	3,463,595
		6,313,373

Total Industrials
(Cost $26,292,701)		26,925,398

Information Technology 19.32%
Communications Equipment 1.10%
Polycom Inc.**	73,500	2,041,830

Computers & Peripherals 0.71%
SanDisk Corp.**	39,900	1,323,483

Electronic Equipment & Instruments 1.44%
Dolby Laboratories Inc.**	53,900	2,679,908

Internet Software & Services 3.18%
Akamai
Technologies Inc.**	81,800	2,830,280
Equinix Inc.**	30,500	3,082,635
		5,912,915

66	Annual Report December 31, 2007

Westcore MIDCO Growth Fund as of December 31, 2007 (continued)

	Shares	Market Value

Semiconductors &
Semiconductor Equipment 4.18%
Intersil Corp.	77,400	$1,894,752
Marvell Technology
Group Ltd.**	151,100	2,112,378
Silicon Laboratories Inc.** 72,200		2,702,446
Varian Semiconductor
Equipment
Associates Inc.**	28,700	1,061,900
		7,771,476
Software 8.71%
Activision Inc.**	104,100	3,091,770
Amdocs Ltd. (Guernsey)** 55,900		1,926,873
Autodesk Inc.**	64,600	3,214,496
Electronic Arts Inc. **	65,400	3,820,014
Take-Two Interactive
Software Inc.**	224,200	4,136,490
		16,189,643

Total Information Technology
(Cost $31,658,296)		35,919,255

Materials 2.19%
Chemicals 2.19%
Celanese Corp.	96,100	4,066,952

Total Materials
(Cost $3,216,572)		4,066,952

Telecommunication Services 2.37%
Diversified Telecommunication
Services 0.52%
Cbeyond Inc.**	24,700	963,053

Telecommunication 1.14%
Time Warner
Telecom Inc.**	105,000	2,130,450

Wireless Telecommunication Services 0.71%
NII Holdings Inc.**	27,300	1,319,136

Total Telecommunication Services
(Cost $4,534,261)		4,412,639

	Shares	Market Value
Total Common Stocks
(Cost $152,452,986)		$184,071,655

Money Market Mutual Funds 1.42%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	2,645,082	2,645,082

Total Money Market Mutual Funds
(Cost $2,645,082)		2,645,082

Total Investments
(Cost $155,098,068)	100.41%	186,716,737

Liabilities in Excess
of Other Assets	(0.41%)	(758,775)

Net Assets	100.00% $	185,957,962

See Notes to Statements of Investments on page 122 and Notes to Financial Statements beginning on page 175.

Westcore MIDCO Growth Fund
Country Breakdown as of
December 31, 2007

Country	Market Value	%
United States	$ 176,380,471	94.85%
China	3,488,808	1.88%
Bermuda	2,583,180	1.39%
United Kingdom	2,337,405	1.25%
Guernsey	1,926,873	1.04%
Total Investments	186,716,737	100.41%
Liabilities in Excess
of Other Assets	(758,775)	(0.41)%
Net Assets	$ 185,957,962	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund’s investments are traded on U.S. exchanges.

1-800-392-CORE (2673) ■ www.westcore.com	67

Westcore Growth Fund as of December 31, 2007

	Shares	Market Value

Common Stocks 97.82%
Consumer Discretionary 8.35%
Hotels, Restaurants & Leisure 3.99%
Las Vegas Sands Corp.**	34,790	$3,585,110
MGM Mirage**	58,870	4,946,257
Wynn Resorts Ltd.	31,740	3,559,006
		12,090,373

Internet & Catalog Retail 1.13%
Amazon.com Inc. **	36,860	3,414,710

Multiline Retail 0.50%
Nordstrom Inc.	41,540	1,525,764

Specialty Retail 2.73%
Abercrombie & Fitch Co. -
Class A	52,790	4,221,616
GameStop Corp.**	65,100	4,043,361
		8,264,977

Total Consumer Discretionary
(Cost $21,615,346)		25,295,824

Consumer Staples 3.89%
Beverages 1.07%
Molson Coors Brewing Co.	63,140	3,259,287

Food & Staples Retailing 2.82%
Costco Wholesale Corp.	70,360	4,908,314
CVS Caremark Corp.	91,360	3,631,560
		8,539,874

Total Consumer Staples
(Cost $10,841,833)		11,799,161

Energy 7.82%
Energy Equipment & Services 6.53%
Cameron
International Corp.**	108,100	5,202,853
Halliburton Co.	113,370	4,297,857
Schlumberger Ltd.	52,880	5,201,806
Transocean Inc.	35,480	5,078,962
		19,781,478
	Shares	Market Value

Oil, Gas & Consumable Fuels 1.29%
Exxon Mobil Corp.	41,880	$3,923,737

Total Energy
(Cost $16,322,305)		23,705,215

Financials 8.38%
Capital Markets 4.79%
Charles Schwab Corp.	226,420	5,785,031
Goldman Sachs
Group Inc.	27,920	6,004,196
Invesco Ltd. - ADR	86,300	2,708,094
		14,497,321

Diversified Financial Services 3.59%
CME Group Inc.	7,940	5,446,840
Intercontinental
Exchange Inc.**	28,200	5,428,500
		10,875,340

Total Financials
(Cost $17,411,686)		25,372,661

Healthcare 15.77%
Biotechnology 4.25%
Celgene Corp.**	32,620	1,507,370
Genzyme Corp.**	30,670	2,283,075
Gilead Sciences Inc.**	197,700	9,096,177
		12,886,622

Healthcare Equipment & Supplies 1.63%
Baxter International Inc.	25,420	1,475,631
Covidien Ltd.	77,930	3,451,520
		4,927,151

Healthcare Providers & Services 4.02%
Express Scripts Inc.**	65,400	4,774,200
Medco Health
Solutions Inc.**	42,840	4,343,976
UnitedHealth Group Inc.	52,590	3,060,738
		12,178,914

68	Annual Report December 31, 2007

Westcore Growth Fund as of December 31, 2007 (continued)

	Shares	Market Value

Life Sciences Tools & Services 1.19%
Thermo Fisher
Scientific Inc.**	62,480	$3,603,846

Pharmaceuticals 4.68%
Merck & Co. Inc	192,990	11,214,649
Shire Pharmaceuticals -
ADR (United Kingdom)	42,850	2,954,508
		14,169,157

Total Healthcare
(Cost $36,441,308)		47,765,690

Industrials 12.04%
Aerospace & Defense 6.83%
BE Aerospace Inc.**	74,480	3,939,992
Lockheed Martin Corp.	43,930	4,624,072
Precision Castparts Corp.	23,900	3,314,930
Raytheon Co.	63,170	3,834,419
United Technologies Corp.	65,060	4,979,692
		20,693,105

Electrical Equipment 2.63%
Ametek Inc.	77,370	3,624,011
Emerson Electric Co.	76,410	4,329,391
		7,953,402

Industrial Conglomerates 1.58%
Textron Inc.	67,210	4,792,073

Machinery 1.00%
Deere & Co.	32,620	3,037,574

Total Industrials
(Cost $27,551,685)		36,476,154

Information Technology 33.73%
Communications Equipment 8.13%
Cisco Systems Inc.**	355,810	9,631,777
Corning Inc.	153,090	3,672,629
Nokia Corp. -
ADR (Finland)	73,510	2,822,049
	Shares	Market Value

Research In Motion
Ltd. (Canada)**	75,000	$8,505,000
		24,631,455
Computers & Peripherals 8.41%
Apple Inc.**	75,320	14,919,386
EMC Corp.**	120,000	2,223,600
Hewlett-Packard Co.	165,100	8,334,248
		25,477,234

Internet Software & Services 5.69%
Baidu.com Inc. (China)** 6,670		2,603,901
Google Inc. - Class A**	21,170	14,638,632
		17,242,533

IT Services 1.77%
MasterCard Inc.	24,850	5,347,720

Semiconductors &
Semiconductor Equipment 4.17%
Intel Corp.	335,110	8,934,033
NVIDIA Corp.**	109,155	3,713,453
		12,647,486

Software 5.56%
Electronic Arts Inc. **	40,250	2,351,002
Microsoft Corp.	177,580	6,321,848
Oracle Corp.**	361,490	8,162,444
		16,835,294

Total Information Technology
(Cost $71,586,618)		102,181,722

Materials 4.20%
Chemicals 4.20%
Air Products &
Chemicals Inc.	39,770	3,922,515
Monsanto Co.	60,980	6,810,856
Potash Corp. of
Saskatchewan Inc.
(Canada)	13,920	2,003,923

Total Materials
(Cost $8,104,022)		12,737,294

1-800-392-CORE (2673) ■ www.westcore.com	69

Westcore Growth Fund as of December 31, 2007 (continued)

	Shares	Market Value

Telecommunication Services 3.64%
Wireless Telecommunication Services 3.64%
America Movil SAB
de CV - ADR
(Mexico)	60,600	$3,720,234
China Mobile Ltd. -
ADR (China -
Hong Kong)	44,440	3,860,503
Crown Castle
International Corp.**	82,770	3,443,232

Total Telecommunication Services
(Cost $6,428,424)		11,023,969

Total Common Stocks
(Cost $216,303,227)		296,357,690

Money Market Mutual Funds 2.51%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	7,583,458	7,583,458

Total Money Market Mutual Funds
(Cost $7,583,458)		7,583,458

Total Investments
(Cost $223,886,685)	100.33%	303,941,148

Liabilities in Excess
of Other Assets	(0.33%)	(988,320)

Net Assets	100.00%	$302,952,828

See Notes to Statements of Investments on page 122 and Notes to Financial Statements beginning on page 175.
Westcore Growth Fund
Country Breakdown as of
December 31, 2007
Country	Market Value	%
United States	$277,471,030	91.59%
Canada	10,508,923	3.47%
China	6,464,404	2.13%
Mexico	3,720,234	1.23%
United Kingdom	2,954,508	0.98%
Finland	2,822,049	0.93%
Total Investments	303,941,148	100.33%
Liabilities in Excess
of Other Assets	(988,320)	(0.33%)
Net Assets	$302,952,828	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund’s investments are traded on U.S. exchanges.

70	Annual Report December 31, 2007

Westcore Select Fund as of December 31, 2007

	Shares	Market Value

Common Stocks 99.43%
Consumer Discretionary 20.28%
Diversified Consumer Services 4.67%
Apollo Group Inc.**	25,000	$1,753,750

Hotels, Restaurants & Leisure 7.68%
International Game
Technology	38,100	1,673,733
Melco PBL Entertainment
Ltd. - ADR
(China - Hong Kong)**104,800		1,211,488
		2,885,221
Specialty Retail 4.89%
Abercrombie & Fitch Co. -
Class A	23,000	1,839,310

Textiles, Apparel & Luxury Goods 3.04%
CROCS Inc.**	31,000	1,141,110

Total Consumer Discretionary
(Cost $7,556,457)		7,619,391

Energy 4.77%
Oil, Gas & Consumable Fuels 4.77%
Range Resources Corp.	34,900	1,792,464
Total Energy
(Cost $1,074,815)		1,792,464

Financials 9.00%
Capital Markets 9.00%
Lazard Ltd. (Bermuda)	38,100	1,549,908
T. Rowe Price Group Inc.	30,100	1,832,488

Total Financials
(Cost $3,205,633)		3,382,396

Healthcare 18.94%
Biotechnology 9.80%
BioMarin
Pharmaceutical Inc.**	57,600	2,039,040
Cephalon Inc. **	22,900	1,643,304
		3,682,344

	Shares	Market Value

Healthcare Equipment & Supplies 4.93%
St. Jude Medical Inc.**	45,600	$1,853,184

Healthcare Providers & Services 4.21%
DaVita Inc.**	28,100	1,583,435

Total Healthcare
(Cost $6,531,720)		7,118,963

Industrials 12.44%
Aerospace & Defense 4.25%
BE Aerospace Inc.**	30,200	1,597,580

Airlines 8.19%
Continental Airlines Inc.** 66,900		1,488,525
Delta Air Lines Inc.**	106,700	1,588,763
		3,077,288
Total Industrials
(Cost $5,021,034)		4,674,868

Information Technology 29.01%
Communications Equipment 3.93%
Polycom Inc.**	53,100	1,475,118

Computers & Peripherals 3.36%
SanDisk Corp.**	38,100	1,263,777

Semiconductors &
Semiconductor Equipment 7.75%
Marvell Technology
Group Ltd.**	95,400	1,333,692
Silicon
Laboratories Inc.**	42,200	1,579,546
		2,913,238

Software 13.97%
Autodesk Inc.**	34,600	1,721,696
Electronic Arts Inc. **	29,700	1,734,777
Take-Two Interactive
Software Inc.**	97,200	1,793,340
		5,249,813

1-800-392-CORE (2673) ■ www.westcore.com	71

Westcore Select Fund as of December 31, 2007 (continued)

	Shares	Market Value

Total Information Technology
(Cost $11,168,481)		$ 10,901,946

Materials 4.99%

Chemicals 4.99%
Celanese Corp.	44,300	1,874,776

Total Materials
(Cost $1,492,884)		1,874,776

Total Common Stocks
(Cost $36,051,024)		37,364,804

Money Market Mutual Funds 0.42%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	158,491	158,491

Total Money Market Mutual Funds
(Cost $158,491)		158,491

Total Investments
(Cost $36,209,515)	99.85%	37,523,295

Other Assets in
Excess of Liabilities	0.15%	55,989

Net Assets	100.00%	$ 37,579,284

See Notes to Statements of Investments on page 122 and Notes to Financial Statements beginning on page 175.

Westcore Select Fund
Country Breakdown as of
December 31, 2007
Country	Market Value	%
United States	$34,761,899	92.50%
Bermuda	1,549,908	4.13%
China	1,211,488	3.22%
Total Investments	37,523,295	99.85%
Other Assets in Excess
of Liabilities	55,989	0.15%
Net Assets	$37,579,284	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund’s investments are traded on U.S. exchanges.

72	Annual Report December 31, 2007

Westcore International Frontier Fund as of December 31, 2007

	Shares	Market Value

Common Stocks 97.26%
Commercial Services 22.22%
Advertising & Marketing Services 3.63%
D+S europe AG
(Germany)**	54,400	$989,424

So-net M3 Inc. (Japan)**	150	486,058
		1,475,482

Miscellaneous Commercial Services 16.55%
CTS Eventim AG
(Germany)	37,000	1,460,590
GST Holdings Ltd.
(China - Hong Kong)	1,815,700	577,492
Raffles Education Corp.
Ltd. (Singapore)	698,800	1,475,808
SAI Global Ltd.
(Australia)	658,300	1,820,760
Savills PLC
(United Kingdom)	250,400	1,395,653
		6,730,303

Personnel Services 2.04%
En-Japan Inc. (Japan)	291	830,945

Total Commercial Services
(Cost $9,630,784)		9,036,730

Communications 2.02%
Specialty Telecommunications 1.10%
Reverse Corp. Ltd.
(Australia)	123,000	449,280

Wireless Telecommunications 0.92%
Okinawa Cellular
Telephone Co. (Japan)	170	372,824

Total Communications
(Cost $755,009)		822,104

Consumer Durables 2.70%
Home Furnishings 0.71%
HTL International Holdings
Ltd. (Singapore)	788,700	287,657
	Shares	Market Value

Recreational Products 1.99%
Jumbo S.A. (Greece)	22,400	$812,200

Total Consumer Durables
(Cost $989,952)		1,099,857

Consumer Non-Durables 8.80%
Apparel & Footwear 2.86%
Folli - Follie S.A. (Greece) 13,400		499,583
Prime Success
International
Group Ltd.
(China - Hong Kong)	891,900	662,285
		1,161,868

Food: Meat, Fish & Dairy 2.35%
Cranswick PLC
(United Kingdom)	56,300	958,207

Food: Specialty & Candy 3.59%
Omega Pharma S.A.
(Belgium)	11,600	808,983
Unicharm Petcare
Corp. (Japan)	12,500	650,092
		1,459,075

Total Consumer Non-Durables
(Cost $3,376,081)		3,579,150

Consumer Services 8.44%
Other Consumer Services 4.83%
Rightmove PLC
(United Kingdom)	107,000	988,295
Wirecard AG
(Germany)**	58,345	975,018
		1,963,313

Restaurants 3.61%
Domino’s Pizza
Group Ltd.
(United Kingdom)	416,900	1,468,893

Total Consumer Services
(Cost $3,408,305)		3,432,206

1-800-392-CORE (2673) ■ www.westcore.com	73

Westcore International Frontier Fund as of December 31, 2007 (continued)

	Shares	Market Value

Distribution Services 8.80%
Electronics Distributors 5.86%
Diploma PLC
(United Kingdom)	52,350	$969,136
Esprinet S.p.A. (Italy)	116,600	1,413,240
		2,382,376

Wholesale Distributors 2.94%
KS Energy Services Ltd.
(Singapore)	534,880	1,196,508

Total Distribution Services
(Cost $4,064,042)		3,578,884

Finance 13.75%
Finance, Rental & Leasing 1.40%
Interhyp AG (Germany)	7,800	570,543

Financial Conglomerates 1.99%
Azimut Holding S.p.A.
(Italy)	62,400	808,772

Investment Banks & Brokers 7.30%
IG Group Holdings PLC
(United Kingdom)	178,900	1,442,282
London Capital Group
Holdings PLC
(United Kingdom)	111,700	911,637
Nordnet AB (Sweden)	207,500	616,413
		2,970,332

Real Estate Development 3.06%
Kenedix Inc. (Japan)	769	1,245,929

Total Finance
(Cost $4,977,080)		5,595,576

Health Technology 5.73%
Medical Specialties 3.51%
Mani Inc. (Japan)	11,437	760,658
Sysmex Corp. (Japan)	15,700	667,547
		1,428,205
	Shares	Market Value

Pharmaceuticals Other 2.22%
EPS Co. Ltd. (Japan)	194	$666,840
Icon PLC - ADR
(Ireland)**	3,800	235,068
		901,908

Total Health Technology
(Cost $2,091,864)		2,330,113

Industrial Services 8.49%
Engineering & Construction 4.58%
Connaught PLC
(United Kingdom)	57,600	392,133
Mears Group PLC
(United Kingdom)	315,100	1,472,445
		1,864,578

Oilfield Services & Equipment 3.91%
ProSafe ASA (Norway)	91,320	1,589,315

Total Industrial Services
(Cost $3,377,207)		3,453,893

Process Industries 1.79%
Containers & Packaging 1.79%
Goodpack Ltd.
(Singapore)	464,700	726,371

Total Process Industries
(Cost $501,265)		726,371

Producer Manufacturing 10.10%
Industrial Machinery 6.14%
Aalberts Industries N.V.
(Netherlands)	43,300	860,973
Andritz AG (Austria)	17,500	1,060,536
Nabtesco Corp. (Japan)	36,000	572,958
		2,494,467

Metal Fabrication 1.98%
Metka S.A. (Greece)	35,800	807,106

74	Annual Report December 31, 2007

Westcore International Frontier Fund as of December 31, 2007 (continued)

	Shares	Market Value

Trucks, Construction &
Farm Machinery 1.98%
Haulotte Group (France)	26,950	$806,959

Total Producer Manufacturing
(Cost $3,676,173)		4,108,532

Retail Trade 4.42%
Apparel & Footwear Retail 1.82%
Point Inc. (Japan)	14,500	739,829

Electronics & Appliance Stores 0.74%
JB Hi-Fi Ltd. (Australia)	22,000	301,346

Specialty Stores 1.86%
Village Vanguard Co. Ltd.
(Japan)	140	758,179

Total Retail Trade
(Cost $1,674,484)		1,799,354

Total Common Stocks
(Cost $38,522,246)		39,562,770

Warrants 0.05%
Process Industries 0.05%
Containers & Packaging 0.05%
Goodpack Ltd.
(Singapore)**	58,088	20,177

Total Process Industries
(Cost $0)		20,177

Total Warrants
(Cost $0)		20,177

Money Market Mutual Funds 5.94%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	2,024,591	2,024,591
Morgan Stanley
Institutional Liquidity
Funds Prime Portfolio	392,374	392,374
	Shares	Market Value

Total Money Market Mutual Funds
(Cost $2,416,965)		$2,416,965

Total Investments
(Cost $40,939,211)	103.25%	41,999,912

Liabilities in Excess
of Other Assets	(3.25%)	(1,320,087)

Net Assets	100.00%	$40,679,825

See Notes to Statements of Investments on page 122 and Notes to Financial Statements beginning on page 175.

1-800-392-CORE (2673) ■ www.westcore.com	75

Westcore International Frontier Fund as of December 31, 2007 (continued)

Outstanding Forward Foreign Currency Contracts

Contract Description	European Euro	European Euro	Singapore Dollar
Contracted Amount	756,968 (EUR)	190,721 (EUR)	21,708 (SGD)
Purchase/Sale Contract	Purchase	Purchase	Sale
Expiration Date	1/2/08	1/3/08	1/2/08
Value on Settlement Date	$1,106,498	$279,001	$(14,968)
Current Value	$1,106,727	$278,844	$(15,081)
Unrealized Appreciation/(Depreciation)	$229	$(158)	$(113)

Westcore International Frontier Fund
Country Breakdown as of December 31, 2007
Country	Market Value	%
United Kingdom	$9,998,681	24.58%
Japan	7,751,859	19.05%
Germany	3,995,575	9.82%
Singapore	3,706,521	9.11%
Australia	2,571,386	6.32%
United States	2,416,965	5.94%
Italy	2,222,012	5.46%
Greece	2,118,889	5.21%
Norway	1,589,315	3.91%
China	1,239,777	3.05%
Austria	1,060,536	2.61%
Netherlands	860,973	2.12%
Belgium	808,983	1.99%
France	806,959	1.98%
Sweden	616,413	1.52%
Ireland	235,068	0.58%
Total Investments	41,999,912	103.25%
Liabilities in Excess of Other Assets	(1,320,087)	(3.25%)
Net Assets	$40,679,825	100.00%

Please note the country classification is based on the company headquarters.

76	Annual Report December 31, 2007

Westcore Blue Chip Fund as of December 31, 2007

	Shares	Market Value

Common Stocks 98.80%
Basic Materials 2.35%
Forestry & Paper 2.35%
Ball Corp.	31,300	$1,408,500

Total Basic Materials
(Cost $1,645,841)		1,408,500

Capital Goods 12.66%
Aerospace & Defense 5.22%
General Dynamics Corp.	19,500	1,735,305
Raytheon Co.	22,900	1,390,030
		3,125,335

Farm Equipment 2.42%
CNH Global N.V. -
ADS (Netherlands)	22,000	1,448,040

Industrial Products 5.02%
ITT Corp.	17,600	1,162,304
Parker Hannifin Corp.	24,400	1,837,564
		2,999,868

Total Capital Goods
(Cost $4,222,993)		7,573,243

Commercial Services 4.18%
Business Products & Services 1.83%
Quanta Services Inc. **	41,700	1,094,208

IT Services 1.00%
Computer
Sciences Corp.**	12,100	598,587

Transaction Processing 1.35%
The Western Union Co.	33,350	809,738

Total Commercial Services
(Cost $2,381,647)		2,502,533

Communications 6.81%
Networking 3.13%
Cisco Systems Inc.**	69,200	1,873,244
	Shares	Market Value

Telecomm Equipment & Solutions 3.68%
Nokia Corp. -
ADR (Finland)	18,200	$698,698
QUALCOMM Inc.	38,200	1,503,170
		2,201,868

Total Communications
(Cost $3,601,412)		4,075,112

Consumer Cyclicals 11.30%
Apparel & Footwear Manufacturing 2.11%
Nike Inc.	19,650	1,262,316

Clothing & Accessories 3.15%
TJX Companies Inc.	65,700	1,887,561

Hotels & Gaming 1.85%
Starwood Hotels & Resorts
Worldwide Inc.	25,200	1,109,556

Other Consumer Services 0.97%
Expedia Inc.**	18,300	578,646

Publishing & Media 1.96%
Walt Disney Co.	36,300	1,171,764

Restaurants 1.26%
Darden Restaurants Inc.	27,100	750,941

Total Consumer Cyclicals
(Cost $5,309,169)		6,760,784

Consumer Staples 9.99%
Consumer Products 2.78%
Colgate-Palmolive Co.	21,300	1,660,548

Food & Agricultural Products 7.21%
Bunge Ltd.	13,000	1,513,330
Campbell Soup Co.	34,000	1,214,820
Unilever N.V.
(Netherlands)	43,500	1,586,010
		4,314,160
Total Consumer Staples
(Cost $4,130,606)		5,974,708

1-800-392-CORE (2673) ■ www.westcore.com	77

Westcore Blue Chip Fund as of December 31, 2007 (continued)

	Shares	Market Value

Energy 10.55%
Exploration & Production 5.29%
Occidental
Petroleum Corp.	23,000	$1,770,770
XTO Energy Inc.	27,125	1,393,140
		3,163,910

Integrated Oils 2.17%
Marathon Oil Corp.	21,300	1,296,318

Oil Services 3.09%
Transocean Inc.	12,942	1,852,647

Total Energy
(Cost $2,082,352)		6,312,875

Interest Rate Sensitive 13.05%
Integrated Financial Services 0.87%
Citigroup Inc.	17,566	517,143

Property & Casualty Insurance 6.60%
ACE Ltd. (Bermuda)	21,400	1,322,092
American International
Group Inc.	29,000	1,690,700
MBIA Inc.	17,300	322,299
The Travelers Cos. Inc.	11,400	613,320
		3,948,411

Regional Banks 0.96%
Wachovia Corp.	15,100	574,253

Securities & Asset Management 4.62%
Invesco Ltd. - ADR	41,600	1,305,408
State Street Corp.	18,000	1,461,600
		2,767,008

Total Interest Rate Sensitive
(Cost $8,193,292)		7,806,815

Medical & Healthcare 13.46%
Medical Technology 2.66%
Zimmer Holdings Inc.**	24,000	1,587,600
	Shares	Market Value

Pharmaceuticals 10.80%
Abbott Laboratories	45,450	$2,552,018
Amgen Inc.**	21,200	984,528
Barr
Pharmaceuticals Inc.**	12,150	645,165
Teva Pharmaceutical
Industries Ltd. -
ADR (Israel)	49,100	2,282,168
		6,463,879

Total Medical & Healthcare
(Cost $6,353,019)		8,051,479

Technology 10.08%
Computer Software 2.64%
Microsoft Corp.	44,400	1,580,640

PC’s & Servers 3.23%
International Business
Machines Corp.	17,900	1,934,990

Semiconductors 4.21%
Altera Corp.	38,900	751,548
Intel Corp.	66,300	1,767,558
		2,519,106

Total Technology
(Cost $4,600,349)		6,034,736

Transportation 1.94%
Railroads 1.94%
Norfolk Southern Corp.	23,050	1,162,642

Total Transportation
(Cost $833,937)		1,162,642

Utilities 2.43%
Regulated Electric 2.43%
PPL Corp.	27,900	1,453,311

Total Utilities
(Cost $1,312,032)		1,453,311

78	Annual Report December 31, 2007

Westcore Blue Chip Fund as of December 31, 2007 (continued)

	Shares	Market Value

Total Common Stocks
(Cost $44,666,649)		$59,116,738

Money Market Mutual Funds 0.80%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	477,736	477,736

Total Money Market Mutual Funds
(Cost $477,736)		477,736

Total Investments

(Cost $45,144,385)	99.60%	59,594,474

Other Assets in
Excess of Liabilities	0.40%	241,404

Net Assets	100.00%	$59,835,878

See Notes to Statements of Investments on page 122 and Notes to Financial Statements beginning on page 175.
Westcore Blue Chip Fund
Country Breakdown as of
December 31, 2007
Country	Market Value	%
United States	$52,257,466	87.33%
Netherlands	3,034,050	5.07%
Israel	2,282,168	3.82%
Bermuda	1,322,092	2.21%
Finland	698,698	1.17%
Total Investments	59,594,474	99.60%
Other Assets in Excess
of Liabilities	241,404	0.40%
Net Assets	$59,835,878	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund’s investments are traded on U.S. exchanges

1-800-392-CORE (2673) ■ www.westcore.com	79

Westcore Mid-Cap Value Fund as of December 31, 2007

	Shares	Market Value

Common Stocks 99.03%
Basic Materials 5.11%
Other Materials (Rubber & Plastic) 5.11%
Crown Holdings Inc.**	147,350	$3,779,527
Pactiv Corp.**	51,650	1,375,440

Total Basic Materials
(Cost $3,343,379)		5,154,967

Capital Goods 11.19%
Electric Equipment 4.06%
General Cable Corp.**	55,900	4,096,352

Farm Equipment 3.04%
CNH Global N.V. -
ADS (Netherlands)	46,505	3,060,959

Industrial Products 1.01%
Parker Hannifin Corp.	13,525	1,018,568

Machinery 3.08%
Manitowoc Co. Inc.	63,650	3,108,029

Total Capital Goods
(Cost $7,699,450)		11,283,908

Commercial Services 7.61%
Business Products & Services 3.18%
Quanta Services Inc. **	121,975	3,200,624

Environmental & Pollution Control 3.10%
Waste
Connections Inc. **	101,290	3,129,861

Transaction Processing 1.33%
Metavante
Technologies Inc.**	57,483	1,340,511

Total Commercial Services
(Cost $7,427,554)		7,670,996

	Shares	Market Value

Communications 4.54%
Telecomm Equipment & Solutions 4.54%
Adtran Inc.	44,250	$946,065
CommScope Inc.**	73,900	3,636,619

Total Communications
(Cost $3,537,064)		4,582,684

Consumer Cyclicals 10.32%
Clothing & Accessories 3.57%
Abercrombie & Fitch Co. -
Class A	14,200	1,135,574
TJX Companies Inc.	85,900	2,467,907
		3,603,481

Hotels & Gaming 1.53%
Starwood Hotels &
Resorts Worldwide Inc.	34,950	1,538,848

Motor Vehicle Parts 1.85%
Autoliv Inc.	35,300	1,860,663

Restaurants 1.77%
Darden Restaurants Inc.	64,550	1,788,680

Specialty Retail 1.60%
Tiffany & Co.	35,060	1,613,812

Total Consumer Cyclicals
(Cost $10,172,812)		10,405,484

Consumer Staples 6.90%
Food & Agricultural Products 6.90%
Bunge Ltd.	23,850	2,776,378
Smithfield Foods Inc.**	63,100	1,824,852
Tyson Foods Inc. -
Class A	154,050	2,361,586

Total Consumer Staples
(Cost $5,802,578)		6,962,816

80	Annual Report December 31, 2007

Westcore Mid-Cap Value Fund as of December 31, 2007 (continued)

	Shares	Market Value

Energy 5.62%
Exploration & Production 5.62%
Denbury Resources Inc.**	50,000	$1,487,500
Forest Oil Corp.**	28,000	1,423,520
Range Resources Corp.	53,750	2,760,600
		5,671,620

Total Energy
(Cost $2,279,553)		5,671,620

Interest Rate Sensitive 16.99%
Life & Health Insurance 3.26%
Protective Life Corp.	43,900	1,800,778
Reinsurance Group
of America, Inc.	28,400	1,490,432
		3,291,210

Other Banks 1.22%
Colonial BancGroup Inc.	91,150	1,234,171

Property Casualty Insurance 2.70%
MBIA Inc.	49,500	922,185
PartnerRe Ltd.
(Bermuda)	21,840	1,802,455
		2,724,640

Regional Banks 1.51%
Marshall & Ilsley Corp.	57,349	1,518,602

Securities & Asset Management 7.34%
Affiliated Managers
Group Inc.**	25,950	3,048,087
Invesco Ltd. - ADR	138,700	4,352,406
		7,400,493

Specialty Finance 0.96%
American Capital
Strategies Ltd.	29,350	967,376

Total Interest Rate Sensitive
(Cost $17,486,913)		17,136,492

	Shares	Market Value

Medical & Healthcare 7.66%
Medical Products & Supplies 2.24%
Mentor Corp.	57,780	$2,259,198

Medical Technology 2.34%
Invitrogen Corp.**	25,215	2,355,333

Pharmaceuticals 3.08%
Barr
Pharmaceuticals Inc.**	19,675	1,044,743
Cephalon Inc. **	28,800	2,066,688
		3,111,431

Total Medical & Healthcare
(Cost $6,431,596)		7,725,962

Real Estate Investment Trusts (REITs) 5.69%
Healthcare 1.52%
Ventas Inc.	34,000	1,538,500

Office Properties 4.17%
AMB Property Corp.	17,550	1,010,178
Camden Property Trust	28,000	1,348,200
Maguire Properties Inc.	62,580	1,844,233
		4,202,611

Total Real Estate Investment Trusts (REITs)
(Cost $6,105,877)		5,741,111

Technology 6.24%
Computer Software 1.34%
VeriSign Inc.**	35,900	1,350,199

Semiconductors 2.61%
Altera Corp.	52,150	1,007,538
Fairchild Semiconductor
International Inc. -
Class A**	112,400	1,621,932
		2,629,470

Technology Resellers & Distributors 2.29%
Ingram Micro Inc. -
Class A**	128,150	2,311,826

1-800-392-CORE (2673) ■ www.westcore.com	81

Westcore Mid-Cap Value Fund as of December 31, 2007 (continued)

	Shares	Market Value

Total Technology
(Cost $5,886,216)		$6,291,495

Utilities 11.16%

Integrated Gas 1.64%
UGI Corp.	60,755	1,655,574

Regulated Electric 7.13%
CenterPoint Energy Inc.	129,235	2,213,796
PPL Corp.	48,530	2,527,928
Westar Energy Inc.	94,400	2,448,736
		7,190,460

Regulated Gas 2.39%
NiSource Inc.	127,900	2,416,031

Total Utilities
(Cost $9,970,472)		11,262,065

Total Common Stocks
(Cost $86,143,464)		99,889,600

Money Market Mutual Funds 3.34%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	3,365,650	3,365,650

Total Money Market Mutual Funds
(Cost $3,365,650)		3,365,650

Total Investments
(Cost $89,509,114)	102.37%	103,255,250

Liabilities in Excess
of Other Assets	(2.37%)	(2,392,475)

Net Assets	100.00%	$100,862,775

See Notes to Statements of Investments on page 122 and Notes to Financial Statements beginning on page 175.
Westcore Mid-Cap Value Fund
Country Breakdown as of
December 31, 2007
Country	Market Value	%
United States	$98,391,836	97.55%
Bermuda	1,802,455	1.79%
Netherlands	3,060,959	3.03%
Total Investments	103,255,250	102.37%
Liabilities in Excess
of Other Assets	(2,392,475)	(2.37%)
Net Assets	$100,862,775	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund’s investments are traded on U.S. exchanges

82	Annual Report December 31, 2007

Westcore Small-Cap Opportunity Fund as of December 31, 2007

	Shares	Market Value

Common Stocks 97.82%
Basic Materials 0.55%
Steel 0.55%
Schnitzer Steel
Industries Inc.	2,500	$172,825

Total Basic Materials
(Cost $169,217)		172,825

Capital Goods 10.92%
Electrical Equipment 4.18%
General Cable Corp.**	13,095	959,602
Pike Electric Corp.**	21,680	363,357
		1,322,959

Engineering & Construction 2.96%
EMCOR Group Inc.**	21,220	501,429
Integrated Electrical
Services Inc.**	23,180	435,552
		936,981

Machinery 3.78%
Columbus
McKinnon Corp.**	36,770	1,199,437

Total Capital Goods
(Cost $2,494,865)		3,459,377

Commercial Services 4.29%
Business Products & Services 1.09%
Quanta Services Inc. **	13,150	345,056

Environmental & Pollution Control 3.20%
Waste Connections Inc. **	32,810	1,013,829

Total Commercial Services
(Cost $940,774)		1,358,885

Communications 7.86%
Telecomm Equipment & Solutions 7.86%
CommScope Inc.**	18,440	907,432
Novatel Wireless Inc.**	61,605	998,001
Superior Essex Inc.**	24,310	583,440
	Shares	Market Value

Total Communications
(Cost $2,378,237)		$2,488,873

Consumer Cyclicals 10.95%
Apparel & Footwear Manufacturers 1.59%
Wolverine World
Wide Inc.	20,510	502,905

Clothing & Accessories 6.00%
Aeropostale Inc.**	26,965	714,573
Kenneth Cole
Productions Inc.	18,100	316,569
Oxford Industries Inc.	9,980	257,185
Steven Madden Ltd.**	30,700	614,000
		1,902,327
Recreation & Leisure 3.36%
WMS Industries Inc. **	29,035	1,063,842

Total Consumer Cyclicals
(Cost $3,155,232)		3,469,074

Consumer Staples 4.45%
Consumer Products 1.04%
Elizabeth Arden Inc.**	16,210	329,874

Food & Agricultural Products 1.19%
Calavo Growers Inc.	19,870	374,748

Grocery & Convenience 2.22%
Casey’s General
Stores Inc.	23,770	703,830

Total Consumer Staples
(Cost $1,211,492)		1,408,452

Energy 7.52%
Alternative Energy 0.93%
Headwaters Inc.**	25,060	294,204

Exploration & Production 5.71%
ATP Oil and Gas Corp.**	9,780	494,281
Berry Petroleum Co. -
Class A	11,155	495,840

1-800-392-CORE (2673) ■ www.westcore.com	83

Westcore Small-Cap Opportunity Fund as of December 31, 2007 (continued)

	Shares	Market Value

Carrizo Oil & Gas Inc.**	8,275	$453,056
T-3 Energy Services Inc.**	7,740	363,857
		1,807,034

Oil Services 0.88%
Oil States
International Inc.**	8,210	280,125

Total Energy
(Cost $1,737,911)		2,381,363

Interest Rate Sensitive 12.92%
Life & Health Insurance 1.80%
The Phoenix
Companies Inc.	48,040	570,235

Other Banks 1.56%
First Community
Bancorp Inc.	12,010	495,292

Property Casualty Insurance 4.40%
The Hanover Insurance
Group Inc.	8,100	370,980
IPC Holdings Ltd.
(Bermuda)	20,210	583,463
Max Capital Group Ltd.
(Bermuda)	15,660	438,323
		1,392,766

Securities & Asset Management 2.78%
Cowen Group Inc.**	32,370	307,839
Piper Jaffray Cos. **	12,335	571,357
		879,196

Specialty Finance 2.38%
Advanta Corp. - Class B	19,595	158,132
First Cash Financial
Services Inc.**	40,660	596,889
		755,021

Total Interest Rate Sensitive
(Cost $4,623,952)		4,092,510

	Shares	Market Value

Medical & Healthcare 16.88%
Healthcare-Services 0.78%
Centene Corp.**	9,000	$246,960

Medical Products & Supplies 6.11%
Orthofix Intl. N.V.
(Netherlands)**	21,650	1,255,051
STERIS Corp.	23,570	679,759
		1,934,810

Medical Technology 4.60%
Kendle
International Inc.**	17,350	848,762
SurModics Inc.**	11,170	606,196
		1,454,958

Pharmaceuticals 5.39%
K-V Pharmaceutical Co. -
Class A**	32,825	936,826
Sciele Pharma Inc.**	37,685	770,658
		1,707,484
Total Medical & Healthcare
(Cost $4,289,080)		5,344,212

Real Estate Investment Trusts (REITs) 3.19%
Industrial 1.63%
DCT Industrial Trust Inc.	55,200	513,912

Office Properties 1.56%
PS Business Parks Inc.	9,415	494,758

Total Real Estate Investment Trusts (REITs)
(Cost $1,114,260)		1,008,670

Technology 11.57%
Computer Software 2.40%
Epicor Software Corp.**	64,550	760,399

Electronic Equipment 4.34%
Belden Inc.	21,250	945,625
Rofin-Sinar
Technologies Inc.**	8,900	428,179
		1,373,804

84	Annual Report December 31, 2007

Westcore Small-Cap Opportunity Fund as of December 31, 2007 (continued)

	Shares	Market Value

Semiconductor Capital Equipment 1.93%
Advanced Energy
Industries Inc.**	22,390	$292,861
Veeco Instruments Inc.**	19,160	319,972
		612,833

Semiconductors 1.98%
Fairchild Semiconductor
International Inc. -
Class A**	43,540	628,282

Technology Resellers & Distributors 0.92%
Richardson
Electronics Ltd.	41,370	290,004

Total Technology
(Cost $3,442,816)		3,665,322

Transportation 4.28%
Trucking, Shipping & Air Freight 4.28%
Navios Maritime
Holdings Inc. (Greece)	21,500	263,375
Tsakos Energy
Navigation Ltd.
(Greece)	16,200	599,886
Ultrapetrol Bahamas
Ltd. (Bahamas)**	28,970	492,780

Total Transportation
(Cost $1,126,121)		1,356,041

Utilities 2.44%
Regulated Electric 1.17%
Westar Energy Inc.	14,280	370,423

Regulated Gas 1.27%
South Jersey
Industries Inc.	11,170	403,125

Total Utilities
(Cost $697,421)		773,548

	Shares	Market Value

Total Common Stocks
(Cost $27,381,378)		$30,979,152

Money Market Mutual Funds 2.31%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	733,120	733,120

Total Money Market Mutual Funds
(Cost $733,120)		733,120

Total Investments
(Cost $28,114,498)	100.13%	31,712,272

Liabilities in Excess
of Other Assets	(0.13%)	(41,278)

Net Assets	100.00%	$31,670,994

See Notes to Statements of Investments on page 122 and Notes to Financial Statements beginning on page 175.

Westcore Small-Cap Opportunity Fund
Country Breakdown as of
December 31, 2007
Country	Market Value	%
United States	$ 28,079,394	88.66%
Netherlands	1,255,051	3.96%
Bermuda	1,021,786	3.23%
Greece	863,261	2.72%
Bahamas	492,780	1.56%
Total Investments	31,712,272	100.13%
Liabilities in Excess
of Other Assets	(41,278)	(0.13%)
Net Assets	$ 31,670,994	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund’s investments are traded on U.S. exchanges.

1-800-392-CORE (2673) ■ www.westcore.com	85

Westcore Small-Cap Value Fund as of December 31, 2007

	Shares	Market Value

Common Stocks 95.04%
Basic Materials 2.13%
Forestry & Paper 2.13%
Albany International Corp. -
Class A	96,370	$3,575,327

Total Basic Materials
(Cost $3,476,083)		3,575,327

Capital Goods 6.34%
Electrical Equipment 1.47%
LSI Industries Inc.	135,600	2,467,920

Industrial Products 4.87%
Lincoln Electric
Holdings Inc.	65,370	4,653,037
Sauer-Danfoss Inc.	140,460	3,518,523
		8,171,560

Total Capital Goods
(Cost $10,018,364)		10,639,480

Commercial Services 3.81%
Business Products & Services 3.81%
CDI Corp.	120,835	2,931,457
Ennis Inc.	192,710	3,468,780

Total Commercial Services
(Cost $7,381,415)		6,400,237

Communications 1.50%
Telecomm Equipment & Solutions 1.50%
Adtran Inc.	117,650	2,515,357

Total Communications
(Cost $2,688,322)		2,515,357

Consumer Cyclicals 13.54%
Apparel & Footwear Manufacturers 1.10%
Cherokee Inc.	57,175	1,845,037

Clothing & Accessories 1.82%
Men’s Wearhouse Inc.	44,900	1,211,402
	Shares	Market Value

Stage Stores Inc.	125,000	$1,850,000
		3,061,402
Consumer Durables 2.67%
Knoll Inc.	120,850	1,985,566
Toro Co.	45,700	2,487,908
		4,473,474
Hard Goods Retail 1.87%
Aaron Rents Inc.	88,210	1,697,160
Tempur-Pedic
International Inc.	55,500	1,441,335
		3,138,495
Motor Vehicle Parts 1.33%
ArvinMeritor Inc.	191,100	2,241,603

Motor Vehicles 0.86%
Asbury Automotive
Group Inc.	96,400	1,450,820

Restaurants 1.55%
Bob Evans Farms Inc.	96,355	2,594,840

Specialty Retail 2.34%
Movado Group Inc.	155,195	3,924,882

Total Consumer Cyclicals
(Cost $28,059,393)		22,730,553

Consumer Staples 4.44%
Food & Agriculture Products 1.14%
Lancaster Colony Corp.	48,140	1,911,158

Grocery & Convenience 2.33%
Casey’s General
Stores Inc.	132,265	3,916,367

Home Products 0.97%
Tupperware
Brands Corp.	49,050	1,620,121

Total Consumer Staples
(Cost $6,963,849)		7,447,646

86	Annual Report December 31, 2007

Westcore Small-Cap Value Fund as of December 31, 2007 (continued)

	Shares	Market Value

Energy 6.07%
Exploration & Production 3.68%
Berry Petroleum Co. -
Class A	138,810	$6,170,105

Oil Services 2.39%
Gulf Island
Fabrication Inc.	126,625	4,015,279

Total Energy
(Cost $8,678,938)		10,185,384

Interest Rate Sensitive 20.40%
Life & Health Insurance 1.26%
American Equity
Investment Life
Holding Co.	254,850	2,112,706

Other Banks 3.43%
First Community
Bancorp Inc.	65,355	2,695,240
Westamerica Bancorp	68,620	3,057,021
		5,752,261

Property Casualty Insurance 6.82%
Assured Guaranty Ltd.
(Bermuda)	143,745	3,814,992
Max Capital Group Ltd.
(Bermuda)	97,865	2,739,241
Platinum Underwriters
Holdings Ltd.
(Bermuda)	92,275	3,281,299
Safety Insurance
Group Inc.	44,100	1,614,942
		11,450,474

Securities & Asset Management 1.30%
SWS Group Inc.	171,475	2,172,588

Specialty Finance 4.13%
Advanta Corp. -
Class B	95,577	771,306
	Shares	Market Value

Cash America
International Inc.	133,260	$4,304,298
MCG Capital Corp.	160,080	1,855,327
		6,930,931

Thrifts & Mortgage REITs 3.46%
First Niagara Financial
Group Inc.	127,400	1,533,896
MFA Mortgage
Investments Inc.	462,540	4,278,495
		5,812,391

Total Interest Rate Sensitive
(Cost $38,618,706)		34,231,351

Medical & Healthcare 9.55%
Healthcare Services 2.19%
Owens & Minor Inc.	86,610	3,674,862

Medical Products & Supplies 5.51%
Cooper Companies Inc.	55,550	2,110,900
Mentor Corp.	94,700	3,702,770
STERIS Corp.	119,250	3,439,170
		9,252,840

Pharmaceuticals 1.85%
Meridian Bioscience Inc.	102,875	3,094,480

Total Medical & Healthcare
(Cost $14,684,703)		16,022,182

Real Estate Investment Trusts (REITs) 3.85%
Multi-Family 0.99%
Associated Estates
Realty Corp.	176,365	1,664,886

Office-Industrial 2.86%
Maguire Properties Inc.	84,140	2,479,606
Parkway Properties Inc.	62,895	2,325,857
		4,805,463

Total Real Estate Investment Trusts (REITs)
(Cost $7,559,054)		6,470,349

1-800-392-CORE (2673) ■ www.westcore.com	87

Westcore Small-Cap Value Fund as of December 31, 2007 (continued)

	Shares	Market Value

Technology 12.16%
Computer Software 3.28%
Blackbaud Inc.	196,045	$5,497,102

Electronic Equipment 8.14%
Bel Fuse Inc. - Class B	47,390	1,387,105
Belden Inc.	155,200	6,906,400
Park
Electrochemical Corp.	58,800	1,660,512
Technitrol Inc.	129,900	3,712,542
		13,666,559

Semiconductors 0.74%
Cohu Inc.	81,700	1,250,010

Total Technology
(Cost $19,061,282)		20,413,671

Transportation 7.43%
Trucking, Shipping & Air Freight 7.43%
Diana Shipping Inc.
(Greece)	115,950	3,647,787
Genco Shipping &
Trading Ltd.	57,210	3,132,820
Ship Finance
International Ltd.
(Bermuda)	70,190	1,944,965
Tsakos Energy
Navigation Ltd.
(Greece)	101,310	3,751,509

Total Transportation
(Cost $8,974,658)		12,477,081

Utilities 3.82%
Electric 1.01%
UIL Holdings Corp.	45,700	1,688,615

Regulated Gas 2.81%
Northwest Natural Gas Co.	42,460	2,066,104
South Jersey
Industries Inc.	73,475	2,651,713
		4,717,817
	Shares	Market Value

Total Utilities
(Cost $5,950,752)		$6,406,432

Total Common Stocks
(Cost $162,115,519)		159,515,050

Money Market Mutual Funds 2.17%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	3,649,602	3,649,602

Total Money Market Mutual Funds
(Cost $3,649,602)		3,649,602

Total Investments
(Cost $165,765,121)	97.21%	163,164,652

Other Assets in
Excess of Liabilities	2.79%	4,678,432

Net Assets	100.00%	$167,843,084

See Notes to Statements of Investments on page 122 and Notes to Financial Statements beginning on page 175.

Westcore Small-Cap Value Fund
Country Breakdown as of
December 31, 2007
Country	Market Value	%
United States	$ 143,984,859	85.78%
Bermuda	11,780,497	7.02%
Greece	7,399,296	4.41%
Total Investments	163,164,652	97.21%
Other Assets in Excess
of Liabilities	4,678,432	2.79%
Net Assets	$ 167,843,084	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund’s investments are traded on U.S. exchanges.

88	Annual Report December 31, 2007

Westcore Flexible Income Fund as of December 31, 2007

	Shares	Market Value

Common Stocks 7.38%
Financial 5.85%
Financial Services 1.64%
Allied Capital Corp.	87,200	$1,874,800
Apollo Investment Co.	27,001	460,367
Crystal River
Capital Inc.	37,000	534,280
Tortoise Capital
Partners	45,625	558,906
		3,428,353

Real Estate Investment Trusts (REITs) 4.21%
Diversified 1.50%
iStar Financial Inc.	55,600	1,448,380
KKR Financial Corp.	119,430	1,677,991
		3,126,371

Healthcare 0.43%
Healthcare Realty
Trust Inc.	35,600	903,884

Hotels 0.06%
Host Marriott Corp.	7,100	120,984

Mortgage 0.38%
Anthracite Capital Inc.	110,000	796,400

Office Property 0.90%
American Financial
Realty Trust	56,500	453,130
Hospitality
Properties Trust	27,000	869,940
HRPT Properties Trust	70,000	541,100
		1,864,170

Timber 0.94%
Plum Creek
Timber Co. Inc.	22,000	1,012,880
Rayonier Inc.	20,100	949,524
		1,962,404

Total Financial
(Cost $15,964,161)		12,202,566

	Shares	Market Value

Industrial 0.37%
Cable & Media 0.05%
Charter
Communications Inc.	90,000	$105,300

Other Industrial 0.32%
B&G Foods Inc.	22,000	392,920
Centerplate Inc.	26,000	234,520
TravelCenters of
America LLC**	2,700	33,750
		661,190

Total Industrial
(Cost $790,049)		766,490

Utilities & Energy 1.16%
Energy-Non Utility 1.16%
Enbridge Energy
Partners LP	48,000	2,425,920

Total Utilities & Energy
(Cost $2,307,358)		2,425,920

Total Common Stocks
(Cost $19,061,568)		15,394,976

1-800-392-CORE (2673) ■ www.westcore.com	89

Westcore Flexible Income Fund as of December 31, 2007  (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Convertible Preferred Stocks 3.58%
Financial 0.25%
Real Estate Investment Trusts (REITs) 0.25%
Hotels 0.25%
FelCor Lodging Trust Inc., Series A, 1.950%	B2/B-	$25,000	$515,500

Total Financial
(Cost $616,400)			515,500

Industrial 2.26%
Airlines 0.12%
Continental Airlines Finance Trust II, 6.000%, 11/15/2030	Caa1/CCC	7,500	242,813

Autos 2.14%
Ford Motor Co. Capital Trust II, 6.500%, 1/15/2032	Caa2/CCC-	73,000	2,372,500
General Motors Corp., 6.250%, 7/15/2033	Caa1/B-	107,000	2,093,990
			4,466,490

Total Industrial
(Cost $5,619,660)			4,709,303

Utilities & Energy 1.07%
Energy-Non Utility 1.07%
AES Trust III, 6.750%, 10/15/2029	B3/B-	26,100	1,214,955
Chesapeake Energy Corp., 4.500%	Ba3/BB	9,250	1,017,500
			2,232,455

Total Utilities & Energy
(Cost $2,060,455)			2,232,455

Total Convertible Preferred Stocks
(Cost $8,296,515)			7,457,258

Nonconvertible Preferred Stocks 15.47%
Financial 15.36%
Financial Services 1.03%
First Republic Capital Trust II, Series B, 8.750%(2)(4)	NR/BB+	20,000	506,876
Invesco Navigator Fund, 8.000%(2)(3)(4)	NR/NR	2,000	1,628,220
			2,135,096

Government Sponsored Entity 2.16%
FHLMC, 8.375%, 12/31/2012	Aa3/NR	172,800	4,518,720

90	Annual Report December 31, 2007

Westcore Flexible Income Fund as of December 31, 2007  (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Insurance 0.11%
Delphi Financial Group Inc., 8.000%, 5/15/2033	Baa3/BBB+	$10,000	$237,100

Real Estate Investment Trusts (REITs) 12.06%
Apartments 0.69%
Apartment Investment & Management Co.:
Series T, 8.000%	Ba3/B+	60,000	1,231,800
Series V, 8.000%	Ba3/B+	10,000	208,400
			1,440,200

Diversified 2.85%
Cousins Properties Inc.:
7.500%	NR/NR	25,000	514,750
7.750%	NR/NR	25,000	559,500
Digital Realty Trust Inc., 8.500%	NR/NR	26,000	585,260
Entertainment Properties Trust:
7.375%	NR/NR	66,000	1,234,200
7.750%	NR/NR	25,000	520,000
iStar Financial Inc., Series E, 7.875%	Ba1/BB+	75,500	1,490,370
Realty Income Corp., Series D, 7.375%	Baa2/BBB-	35,000	827,750
Vornado Realty Trust, Series E, 7.000%	Baa3/BBB-	9,400	200,220
			5,932,050

Healthcare 1.49%
HCP, Inc., Series F, 7.100%	Ba1/BBB-	30,000	576,000
Health Care REIT Inc., Series F, 7.625%	Baa3/BB+	55,000	1,216,050
LTC Properties Inc., Series F, 8.000%	WR/NR	20,625	456,019
Omega Healthcare Investors Inc., Series D, 8.375%	B2/B+	35,000	866,950
			3,115,019

Hotels 1.54%
Hospitality Properties Trust, Series B, 8.875%	Baa3/BB+	25,000	622,500
Host Hotels & Resorts Inc., Series E, 8.875%	Ba2/B	60,000	1,506,000
Strategic Hotels & Resorts Inc., Series C, 8.250%	NR/NR	55,000	1,072,500
			3,201,000

Manufactured Homes 0.16%
Hilltop Holdings Inc., 8.250%	NR/NR	15,000	332,625

Mortgage 0.61%
Anthracite Capital Inc., Series C, 9.375%	NR/NR	41,200	774,148
Thornburg Mortgage Inc., Series C, 8.000%	Caa1/CCC	28,900	498,525
			1,272,673

1-800-392-CORE (2673) ■ www.westcore.com	91

Westcore Flexible Income Fund as of December 31, 2007  (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Office Property 1.23%
Brandywine Realty:
Series C, 7.500%	NR/BBB-	$16,300	$333,172
Series D, 7.375%	NR/BBB-	40,000	792,000
Highwoods Properties Inc., Series A, 8.625%	Ba2/BB+	50	55,531
Maguire Properties Inc., Series A, 7.625%	NR/BB	50,500	703,970
SL Green Realty Corp., Series C, 7.625%	NR/NR	30,000	682,200
			2,566,873

Regional Malls 1.75%
CBL & Associates Properties Inc., Series D, 7.375%	NR/NR	40,000	784,000
Glimcher Realty Trust, Series G, 8.125%	B1/B	55,000	1,050,500
Taubman Centers Inc.:
Series G, 8.000%	B1/NR	27,200	643,280
Series H, 7.625%	B1/NR	49,100	1,168,580
			3,646,360

Shopping Centers 0.82%
Regency Centers Corp., Series D, 7.250%	Baa3/BBB	30,000	618,000
Tanger Factory Outlet Centers Inc., Series C, 7.500%	Ba1/BB+	50,000	1,100,500
			1,718,500

Warehouse-Industrial 0.92%
CenterPoint Properties Trust, 5.377%(3)(4)	WR/NR	1,500	1,267,500
First Industrial Realty Trust Inc.:
6.236%(3)(4)	Baa3/BBB-	250	195,000
7.250%	Baa3/BBB-	22,100	447,746
			1,910,246
Total Financial
(Cost $37,778,835)			32,026,462

Industrial 0.11%
Airlines 0.11%
AMR Corp., 7.875%, 7/13/2039	Caa1/B	10,000	229,400

Total Industrial
(Cost $171,413)			229,400

Total Nonconvertible Preferred Stocks
(Cost $37,950,248)			32,255,862

92	Annual Report December 31, 2007

Westcore Flexible Income Fund as of December 31, 2007  (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Convertible Bonds 0.04%
Industrial 0.04%
Cable & Media 0.04%
Charter Communications
Holdings Capital Corp., 5.875%, 11/16/2009(2)	Ca/CCC	$100,000	$80,250

Total Industrial
(Cost $100,000)			80,250

Total Convertible Bonds
(Cost $100,000)			80,250

Corporate Bonds 54.24%
Financial 8.76%
Financial Services 4.04%
Allied Capital Corp., 6.340%, 10/13/2012	NR/BBB+	1,000,000	1,035,180
Emigrant Capital Trust II, 7.069%, 4/14/2034	NR/NR	500,000	500,374
Finova Capital Corp., 7.500%, 11/15/2009	NR/NR	7,200	1,206
Leucadia National Corp.:
7.000%, 8/15/2013	Ba2/BB+	3,800,000	3,657,500
7.750%, 8/15/2013	Ba2/BB+	1,140,000	1,144,275
7.125%, 3/15/2017	Ba2/BB+	500,000	465,000
8.650%, 1/15/2027	B1/B+	1,611,000	1,615,028
			8,418,563

Insurance 0.80%
Zurich Reinsurance Inc., 7.125%, 10/15/2023	Baa3/BBB	1,700,000	1,674,500

Real Estate Investment Trusts (REITs) 3.92%
Healthcare 1.12%
Omega Healthcare Investors Inc., 7.000%, 1/15/2016	Ba3/BB	2,350,000	2,326,500

Hotels 1.10%
Host Marriott Corp., Series Q, 6.750%, 6/1/2016	Ba1/BB	2,325,000	2,301,750

Regional Malls 1.12%
Rouse Co. Inc., 6.750%, 5/1/2013(2)	Ba1/BB+	2,500,000	2,334,855

Restaurants 0.52%
Trustreet Properties Inc., 7.500%, 4/1/2015	Aaa/AAA	1,000,000	1,077,262

Shopping Centers 0.06%
Price Development Co. LP, 7.290%, 3/11/2008(3)	Ba1/BB+	125,000	125,421

1-800-392-CORE (2673) ■ www.westcore.com	93

Westcore Flexible Income Fund as of December 31, 2007  (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Total Financial
(Cost $17,938,997)			$18,258,851

Industrial 38.54%
Airlines 0.17%
Atlas Air Inc.,
Pass-Through Certificates, Series 1999-1,
Class A-1, 7.200%, 1/2/2019(6)	WR/NR	$70,464	69,407
Continental Airlines Inc.:
Pass-Through Certificates, Series 2000-1,
Class C, 7.033%, 6/15/2011(6)	B1/B+	21,184	20,580
Pass-Through Certificates, Series 1997-1,
Class B, 7.461%, 4/1/2013(6)	Ba3/B-	49,403	47,921
Pass-Through Certificates, Series 1999-1,
Class B, 6.795%, 8/2/2018(6)	Ba1/BBB-	161,173	153,114
Delta Air Lines Inc., 10.000%, 8/15/2008	NR/NR	1,214,000	57,665
			348,687

Autos 10.47%
American Axle & Manufacturing Holdings Inc.,
5.250%, 2/11/2014	Ba3/BB	1,000,000	845,000
Dana Corp., 5.850%, 1/15/2015**(5)	WR/NR	1,300,000	955,500
Delphi Corp.:
6.500%, 5/1/2009**(5)	WR/NR	1,375,000	831,875
8.250%, 10/15/2033**(5)	WR/NR	1,015,000	370,475
Ford Capital BV (Netherlands), 9.500%, 6/1/2010	Caa1/CCC+	3,000,000	2,842,500
Ford Motor Co.:
9.215%, 9/15/2021	Caa1/CCC+	800,000	672,000
7.450%, 7/16/2031	Caa1/CCC+	3,000,000	2,242,500
Ford Motor Credit Co. LLC:
7.875%, 6/15/2010	B1/B	500,000	461,581
8.000%, 12/15/2016	B1/B	1,650,000	1,403,635
General Motors Acceptance Corp.:
6.750%, 12/1/2014	Ba3/BB+	4,400,000	3,553,418
8.000%, 11/1/2031	Ba3/BB+	4,000,000	3,363,484
General Motors Corp., 8.250%, 7/15/2023	Caa1/B-	1,000,000	800,000
Sonic Automotive Inc., Series B, 8.625%, 8/15/2013	B1/B	1,750,000	1,710,625
Visteon Corp., 8.250%, 8/1/2010	Caa2/CCC+	2,000,000	1,780,000
			21,832,593

94	Annual Report December 31, 2007

Westcore Flexible Income Fund as of December 31, 2007  (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Cable & Media 1.00%
CCH I Holdings LLC:
11.125%, 1/15/2014	Caa3/CCC	$296,000	$180,930
12.125%, 1/15/2015	Caa3/CCC	2,225,000	1,412,875
11.000%, 10/1/2015	Caa2/CCC	242,000	198,440
CCH II Holdings LLC, 10.250%, 9/15/2010	Caa1/CCC	292,000	287,620
			2,079,865

Chemicals 0.97%
Borden Inc., 7.875%, 2/15/2023	Caa1/CCC+	575,000	434,125
Ferro Corp., 9.125%, 1/1/2009	B1/B+	1,050,000	1,081,500
Solutia Inc., 11.250%, 7/15/2009**(5)	WR/NR	250,000	247,500
Union Carbide Chemical & Plastics Co. Inc.,
7.875%, 4/1/2023	Ba2/BBB-	250,000	262,838
			2,025,963

Healthcare 0.56%
Eszopiclone Royalty Sub LLC,
Series IV, 12.000%, 3/15/2014(2)(3)(4)	NR/NR	1,121,250	1,166,100

Leisure 15.16%
Caesars Entertainment Inc., 7.000%, 4/15/2013	Baa3/BB	4,150,000	4,753,169
Fontainebleau Las Vegas Holdings LLC,
10.250%, 6/15/2015(2)	Caa1/CCC+	5,175,000	4,515,188
Las Vegas Sands Corp., 6.375%, 2/15/2015	Ba3/BB	3,400,000	3,213,000
MGM Mirage Resorts Inc.:
8.375%, 2/1/2011	B1/B+	1,950,000	2,003,625
7.250%, 8/1/2017	Ba2/BB	6,000,000	5,700,000
Mohegan Tribal Gaming Authority, 6.875%, 2/15/2015	Ba2/B	2,550,000	2,409,750
Pinnacle Entertainment Inc., 8.250%, 3/15/2012	B3/B-	875,000	888,125
Premier Ent. Biloxi, 10.750%, 2/1/2012(3)(4)	NR/NR	250,000	0
Royal Caribbean Cruises Ltd.:
8.000%, 5/15/2010	Ba1/BBB-	1,500,000	1,558,238
6.875%, 12/1/2013	Ba1/BBB-	2,500,000	2,440,045
Seneca Gaming Corp., 7.250%, 5/1/2012	Ba2/BB	100,000	101,250
Starwood Hotels & Resorts Worldwide Inc.,
7.825%, 5/1/2012	Baa3/BBB-	2,095,000	2,228,190
Station Casinos Inc., 6.875%, 3/1/2016	Caa1/B-	2,450,000	1,800,750
			31,611,330

Other Industrial 7.38%
Advanced Micro Devices Inc., 7.750%, 11/1/2012	B2/B	2,233,000	1,948,293
Allegheny Ludlum Corp., 6.950%, 12/15/2025	Baa3/BB+	1,580,000	1,627,400

1-800-392-CORE (2673) ■ www.westcore.com	95

Westcore Flexible Income Fund as of December 31, 2007  (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Amerigas Partners LP, 7.250%, 5/20/2015	B1/NR	$1,510,000	$1,487,350
Aramark Corp., 8.500%, 2/1/2015	B3/B-	4,225,000	4,298,937
Freeport-McMoRan Copper & Gold Inc.:
6.875%, 2/1/2014	Baa3/BBB	1,000,000	1,015,000
8.375%, 4/1/2017	Ba3/BB	1,725,000	1,854,375
Goodyear Tire & Rubber Co.:
7.857%, 8/15/2011	B2/B	1,060,000	1,078,550
8.625%, 12/1/2011	NR/B	167,000	174,933
Levi Strauss & Co., 9.750%, 1/15/2015	B2/B+	1,500,000	1,503,750
Novelis Inc., 7.250%, 2/15/2015	B3/B	225,000	212,625
Winn-Dixie Stores Inc., 0.000%, 4/1/2008**(3)(5)	NR/NR	2,150,000	172,000
			15,373,213

Telecom & Related 2.83%
American Tower Corp., 7.500%, 5/1/2012	Ba1/BB+	500,000	517,500
Qwest Capital Funding Inc., 7.900%, 8/15/2010	B1/B+	2,500,000	2,537,500
Qwest Communications International Inc.,
8.369%, 2/15/2009(1)	Ba3/B+	333,000	334,665
Qwest Corp.:
7.500%, 6/15/2023	Ba1/BBB-	375,000	360,937
6.875%, 9/15/2033	Ba1/BBB-	1,726,000	1,600,865
Rogers Wireless Inc., 7.500%, 3/15/2015	Baa3/BBB-	500,000	547,559
			5,899,026

Total Industrial
(Cost $84,067,025)			80,336,777

Utilities & Energy 6.94%
Energy-Non Utility 6.52%
Calpine Corp., 8.750%, 7/15/2013**(2)(5)	WR/D	200,000	216,000
Enterprise Products Operating LP, 8.375%, 8/1/2066	Ba1/BB	2,000,000	2,050,794
Forest Oil Corp., 7.250%, 6/15/2019(2)	B1/B+	2,950,000	2,979,500
Kerr-McGee Corp., 6.950%, 7/1/2024	Baa3/BBB-	1,050,000	1,124,409
KN Capital Trust III, 7.630%, 4/15/2028	B1/B-	1,970,000	1,786,790
Tennessee Gas Pipeline Co.:
7.500%, 4/1/2017	Baa3/BB	400,000	438,581
7.000%, 3/15/2027	Baa3/BB	1,850,000	1,889,969
Transcontinental Gas Pipe Line Corp., 6.400%, 4/15/2016	Baa2/BBB-	2,100,000	2,165,625
Whiting Petroleum Corp., 7.000%, 2/1/2014	B1/B	950,000	945,250
			13,596,918

96	Annual Report December 31, 2007

Westcore Flexible Income Fund as of December 31, 2007  (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Utilities 0.42%
Indianapolis Power & Light Co., 6.300%, 7/1/2013(2)	Baa1/BBB	$100,000	$104,764
Portland General Electric Co., 7.875%, 3/15/2010	Baa2/BBB	100,000	107,021
WPD Holdings Inc., 7.250%, 12/15/2017(2)	Baa3/BBB-	600,000	669,410
			881,195

Total Utilities & Energy
(Cost $14,150,777)			14,478,113

Total Corporate Bonds
(Cost $116,156,799)			113,073,741

Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities 5.09%
Asset-Backed Securities 0.15%
Vanderbilt Mortgage and Finance Inc.,
Series 2002-B, Class B1, 5.850%, 4/7/2018	Baa2/BBB	328,909	317,889

Collateralized Debt Obligations 4.44%
Anthracite CDO Ltd. (Cayman Islands),
Series 2004-1A, Class G, 7.846%, 2/24/2014(1)(2)(3)(4)(6)	NR/BBB-	500,000	296,095
Crest Ltd. Series 2003-1A (Cayman Islands),
Class PS, 8.500%, 8/28/2012(2)(3)(4)(6)(7)	NR/BB-	200,000	94,032
Crest Ltd. Series 2003-2A (Cayman Islands):
Class E1, 10.048%, 12/28/2013(1)(2)(3)(4)(6)	Ba1/BB	250,000	213,123
Class PS, 6.000%, 12/28/2013(2)(3)(4)(6)(7)	NR/NR	413,450	307,603
Crest Ltd. Series 2004-1A (Cayman Islands):
Class PS, 7.667%, 12/28/2013(2)(3)(4)(6)(7)	NR/NR	1,064,633	392,860
Class H2, 7.334%, 10/28/2014(2)(3)(4)(6)	Ba2/BB	300,000	226,641
Exeter Street Solar,
Class E1, 8.948%, 10/28/2014(1)(2)(3)(4)(6)	NR/BB+	429,670	362,165
Fairfield Street Solar,
Class F, 9.918%, 12/28/2014(1)(2)(3)(4)(6)	NR/BB-	1,087,500	770,885
Denali Capital CLO VI Ltd. (Cayman Islands),
Series 6A, Class B2L, 9.430%, 4/21/2010(1)(2)(4)(6)	Ba2/BB	800,000	612,750
I-Preferred Term Securities I Ltd. (Cayman Islands),
Subordinate Income Notes, 22.000%, 12/4/2012(2)(4)(6)(7)	NR/NR	100,000	81,125
N-Star Real Estate CDO Ltd. (Cayman Islands),
Series 2004-2A, Class C2B, 6.591%, 6/28/2014(2)(3)(4)(6)	NR/BBB+	500,000	407,300
Preferred CPO Ltd (Cayman Islands),
10.026%, 7/26/2010(2)(3)(4)(6)	Baa3/NR	1,100,000	1,183,703
Preferred Term Securities VI Ltd. (Cayman Islands),
Subordinate Income Notes, 24.907%, 7/3/2012(2)(4)(6)(7)	NR/NR	100,000	39,125

1-800-392-CORE (2673) ■ www.westcore.com	97

Westcore Flexible Income Fund as of December 31, 2007  (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Preferred Term Securities X Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 7/3/2013(2)(4)(6)(7)	NR/NR	$ 150,000	$96,112
Preferred Term Securities XI Ltd. (Cayman Islands),
Subordinate Income Notes,
19.000%, 10/3/2013(2)(4)(6)(7)	NR/NR	150,000	95,122
Preferred Term Securities XII Ltd. (Cayman Islands),
Subordinate Income Notes,
19.000%, 12/24/2013(2)(4)(6)(7)	NR/NR	750,000	537,150
Preferred Term Securities XIII Ltd. (Cayman Islands),
Subordinate Income Notes,
18.000%, 3/24/2014(2)(4)(6)(7)	NR/NR	900,000	629,280
Preferred Term Securities XIV Ltd. (Cayman Islands),
Subordinate Income Notes,
17.500%, 6/17/2014(2)(4)(6)(7)	NR/NR	500,000	349,525
Regional Diversified Funding (Cayman Islands):
Series 2004-1, 16.800%, 2/15/2014(2)(3)(4)(6)(7)	NR/NR	500,000	240,000
Series 2005-1, 0.000%, 3/15/2015(2)(3)(4)(5)(6)(7)	NR/NR	750,000	300,000
River North CDO Ltd. (Cayman Islands),
Series 2005-1A, Class SUB,
0.000%, 2/6/2014**(2)(3)(4)(5)(6)(7)	Ba3/NR	600,000	6,000
Soloso Bank Pref 2005 (Cayman Islands),
15.000%, 10/15/2015(2)(3)(4)(6)(7)	NR/NR	750,000	555,000
TIAA Real Estate CDO Ltd. (Cayman Islands),
Series 2003-1A, Class PS,
16.000%, 9/30/2013(2)(3)(4)(6)(7)	NR/NR	250,000	201,375
Tricadia (Cayman Islands):
Series 2003-1A, Class PS,
17.575%, 12/15/2013(2)(3)(4)(6)(7)	NR/NR	250,000	192,500
Series 2004-2A, Class C,
8.876%, 12/15/2019(1)(2)(3)(4)(6)	Baa1/BBB+	482,692	362,472
Tropic (Cayman Islands):
Series 2003-1A, Class PS,
18.000%, 10/15/2013(2)(4)(6)(7)	NR/NR	700,000	378,000
Series 2004-1A, Class PS,
16.500%, 4/15/2014(2)(3)(4)(6)(7)	NR/NR	500,000	325,000
			9,254,943

Commercial Mortgage-Backed Securities 0.50%
Global Signal Trust,
Series 2004-2A, Class G,
7.113%, 12/15/2014(2)(3)(6)	Ba2/NR	1,000,000	928,360
Times Square Hotel Trust, 8.528%, 8/1/2026(2)(3)(4)	Baa3/BB+	90,210	107,998
			1,036,358

98	Annual Report December 31, 2007

Westcore Flexible Income Fund as of December 31, 2007  (continued)

	Shares	Market Value

Total Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities
(Cost $14,661,316)		$10,609,190

Money Market Mutual Funds 13.10%
Goldman Sachs Financial Square Prime
Obligations Fund - FST Shares	16,810,864	16,810,864
Morgan Stanley Institutional Liquidity
Funds Prime Portfolio	10,496,971	10,496,971
		27,307,835

Total Money Market Mutual Funds
(Cost $27,307,835)		27,307,835

Total Investments
(Cost $223,534,281)	98.90%	206,179,112

Other Assets in Excess of Liabilities	1.10%	2,289,048

Net Assets	100.00%	$208,468,160

See Notes to Statements of Investments on page 122 and Notes to Financial Statements beginning on page 175.

Westcore Flexible Income Fund
Country Breakdown as of December 31, 2007
Country	Market Value	%
United States	$194,081,669	93.10%
Cayman Islands	9,254,943	4.44%
Netherlands	2,842,500	1.36%
Total Investments	206,179,112	98.90%
Other Assets in Excess of Liabilities	2,289,048	1.10%
Net Assets	$208,468,160	100.00%

1-800-392-CORE (2673) ■ www.westcore.com	99

Westcore Plus Bond Fund as of December 31, 2007

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Convertible Preferred Stocks 0.12%
Industrial 0.12%
Autos 0.12%
Ford Motor Co. Capital Trust II, 6.500%, 1/15/2032	Caa2/CCC-	$22,000	$715,000
General Motors Corp., Series C, 6.250%, 7/15/2033	Caa1/B-	35,000	684,950
			1,399,950

Total Industrial
(Cost $1,780,966)			1,399,950

Total Convertible Preferred Stocks
(Cost $1,780,966)			1,399,950

Nonconvertible Preferred Stocks 3.32%
Financial 3.24%
Financial Services 0.18%
First Tennessee Bank, 6.103%(1)(2)(4)	A3/BBB+	1,500	1,129,687
Goldman Sachs, 6.200%, 10/31/2010 (6)	A2/A	40,000	915,600
			2,045,287

Government Sponsored Entity 1.99%
FHLMC, 8.375%, 12/31/2012 (6)	Aa3/NR	864,400	22,604,060

Real Estate Investment Trusts (REITs) 1.07%
Apartments 0.10%
Apartment Investment & Management Co.:
Series T, 8.000%	Ba3/B+	9,000	187,560
Series V, 8.000%	Ba3/B+	34,000	698,020
Cousins Properties Inc., 7.500%	NR/NR	15,000	308,850
			1,194,430

Diversified 0.12%
iStar Financial Inc., Series E, 7.875%	Ba1/BB+	70,500	1,391,670

Healthcare 0.10%
Health Care REIT Inc., Series F, 7.625%	Baa3/BB+	40,000	884,400
Omega Healthcare Investors, Series D, 8.375%	B2/B+	12,500	309,625
			1,194,025

Manufactured Homes 0.04%
Hilltop Holdings Inc., 8.250%	NR/NR	19,500	432,413

100	Annual Report December 31, 2007

Westcore Plus Bond Fund as of December 31, 2007 (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Mortgage 0.14%
Anthracite Capital Inc., 8.250%	NR/NR	$100,000	$1,580,000

Shopping Centers 0.23%
Realty Income Corp., Series D, 7.375%	Baa2/BBB-	20,000	473,000
Tanger Factory Outlet, Series C, 7.500%	Ba1/BB+	36,000	792,360
Taubman Centers Inc.:
Series G, 8.000%	B1/NR	20,000	473,000
Series H, 7.625%	B1/NR	36,100	859,180
			2,597,540

Warehouse-Industrial 0.34%
CenterPoint Properties Trust, 5.377%(3)(4)	WR/NR	3,900	3,295,500
First Industrial Realty Trust Inc., 6.236%(3)(4)	Baa3/BBB-	675	526,500
			3,822,000

Total Financial
(Cost $39,498,761)			36,861,425

Utilities & Energy 0.08%
Utilities 0.08%
Southern California Edison, 5.349%, 4/30/2010 (6)	Baa2/BBB-	9,400	902,107

Total Utilities & Energy
(Cost $940,000)			902,107

Total Nonconvertible Preferred Stocks
(Cost $40,438,761)			37,763,532

Corporate Bonds 38.39%
Financial 12.21%
Financial Services 5.44%
Allied Capital, 6.340%, 10/13/2012(2)(3)(4)	NR/BBB+	4,000,000	4,140,720
BHP Billiton Finance, 5.000%, 12/15/2010	A1/A+	10,835,000	10,997,167
Charles Schwab Corp., 8.050%, 3/1/2010	A2/A-	210,000	224,475
Emigrant Capital Trust II, 7.069%, 4/14/2034(1)(2)(4)	NR/NR	850,000	850,636
FIA Card Services NA, 6.625%, 6/15/2012	Aa1/AA	2,700,000	2,869,846
Fifth Third Bancorp, 4.500%, 6/1/2018	A1/A	75,000	66,439
First Empire Capital Trust, 8.277%, 6/1/2027	A3/BBB	25,000	26,094
FMR Corp., 7.490%, 6/15/2019(2)	Aa3/AA-	5,000,000	6,033,180
General Electric Capital Corp.,
Series A, 5.875%, 1/15/2010	Aaa/AAA	2,250,000	2,346,419
HSBC Holdings PLC, 6.500%, 5/2/2036	Aa3/A+	200,000	195,052

1-800-392-CORE (2673) ■ www.westcore.com	101

Westcore Plus Bond Fund as of December 31, 2007 (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Leucadia National Corp.:
7.000%, 8/15/2013	Ba2/BB+	$ 1,500,000	$1,443,750
7.125%, 3/15/2017	Ba2/BB+	8,500,000	7,905,000
8.650%, 1/15/2027	B1/B+	635,000	636,587
Manufacturers & Traders Trust Co., 3.850%, 4/1/2013(2)	A2/A-	526,000	524,721
Marshall & Ilsley Bank, 2.900%, 8/18/2009	Aa3/A+	472,727	463,392
Royal Bank of Canada, Series YCD, 4.700%, 7/19/2010	Aaa/AA-	1,250,000	1,241,185
Union Bank of California, 5.950%, 5/11/2016	A1/A	3,000,000	2,884,374
USAA Capital Corp., Series MTNB, 4.640%, 12/15/2009(2)	Aa1/AAA	1,500,000	1,489,720
Wachovia Capital Trust III, 5.800%, 8/29/2049	A2/A-	3,300,000	2,950,787
Washington Mutual Inc., 8.250%, 4/1/2010	Baa3/BBB+	3,200,000	3,057,373
Wells Fargo & Co., 5.625%, 12/11/2017	Aa1/AA+	11,500,000	11,528,739
			61,875,656

Foreign Financials 0.22%
Swedish Export Credit (Sweden),
Series MTNC, 4.125%, 10/15/2008	Aa1/AA+	2,500,000	2,496,733

Insurance 0.63%
Berkshire Hathaway, 4.850%, 1/15/2015	Aaa/AAA	1,000,000	1,002,960
Fund American Companies Inc., 5.875%, 5/15/2013	Baa2/BBB	4,375,000	4,389,429
Prudential Financial, Series MTNB, 4.350%, 5/12/2015	A3/A+	1,563,272	1,574,139
Zurich Reinsurance, 7.125%, 10/15/2023	Baa3/BBB	200,000	197,000
			7,163,528

Real Estate Investment Trusts (REITs) 5.93%
Apartments 0.44%
BRE Properties Inc., 7.450%, 1/15/2011	Baa2/BBB	1,200,000	1,295,574
Colonial Realty LP, 4.750%, 2/1/2010	Baa3/BBB-	3,210,000	3,135,445
United Dominion Realty Trust,
Series MTNE, 3.900%, 3/15/2010	Baa2/BBB	625,000	608,475
			5,039,494

Diversified 1.14%
iStar Financial Inc., 6.500%, 12/15/2013	Baa2/BBB	4,116,000	3,620,063
National Retail Properties Inc., 6.250%, 6/15/2014	Baa3/BBB-	975,000	1,014,214
Prime Property Funding, 5.600%, 6/15/2011(2)	A3/A	2,410,000	2,450,878
Vornado Realty LP, 4.750%, 12/1/2010	Baa2/BBB	2,101,000	2,097,718
Washington REIT, 5.250%, 1/15/2014	Baa1/BBB+	3,850,000	3,789,047
			12,971,920

102	Annual Report December 31, 2007

Westcore Plus Bond Fund as of December 31, 2007 (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Healthcare 0.50%
Healthcare Realty Trust Inc.:
8.125%, 5/1/2011	Baa3/BBB-	$375,000	$409,718
5.125%, 4/1/2014	Baa3/BBB-	3,125,000	2,974,694
Nationwide Health, 6.000%, 5/20/2015	Baa3/BBB-	2,000,000	1,954,310
Senior Housing Properties Trust, 8.625%, 1/15/2012	Ba1/BB+	325,000	346,125
			5,684,847
Hotels 0.26%
Host Marriott Corp., Series Q, 6.750%, 6/1/2016	Ba1/BB	3,075,000	3,044,250

Office Property 0.03%
Boston Properties LP, 5.000%, 6/1/2015	Baa2/BBB+	375,000	347,920

Regional Malls 1.29%
Rouse Co., 8.000%, 4/30/2009	Ba1/BB+	775,000	776,084
Simon Property Group:
6.100%, 5/1/2016	A3/A-	2,500,000	2,474,883
5.250%, 12/1/2016	A3/A-	8,950,000	8,342,206
7.375%, 6/15/2018	A3/A-	2,868,000	3,057,136
			14,650,309

Restaurants 0.08%
Trustreet Properties Inc., 7.500%, 4/1/2015	Aaa/AAA	850,000	915,673

Shopping Centers 1.39%
Developers Diversified Realty, 5.375%, 10/15/2012	Baa2/BBB	2,200,000	2,141,075
Kimco Realty Corp.:
Series MTNC, 5.980%, 7/30/2012	Baa1/A-	1,800,000	1,875,343
5.783%, 3/15/2016	Baa1/A-	2,000,000	1,934,004
Price Development Co. LP, 7.290%, 3/11/2008(3)	Ba1/BB+	1,000,000	1,003,370
Weingarten Realty Investors:
7.000%, 7/15/2011	Baa1/BBB+	550,000	581,980
4.857%, 1/15/2014	Baa1/BBB+	2,015,000	1,906,913
6.640%, 7/15/2026	Baa1/BBB+	545,000	608,431
Westfield Capital (Australia), 5.700%, 10/1/2016(2)	A2/A-	6,000,000	5,748,900
			15,800,016

Timber 0.21%
Plum Creek Timberland, 5.875%, 11/15/2015	Baa3/BBB-	2,400,000	2,369,990

1-800-392-CORE (2673) ■ www.westcore.com	103

Westcore Plus Bond Fund as of December 31, 2007 (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value
Warehouse-Industrial 0.58%
Prologis Trust:
5.500%, 4/1/2012	Baa1/BBB+	$4,375,000	$4,363,923
7.810%, 2/1/2015	Baa1/BBB+	1,000,000	1,084,721
7.625%, 7/1/2017	Baa1/BBB+	1,100,000	1,167,435
			6,616,079

Total Financial
(Cost $141,290,833)			138,976,415

Industrial 16.14%
Airlines 0.26%
Delta Air Lines Inc., 10.000%, 8/15/2008	NR/NR	336,000	15,960
FedEx Corp.:
Series A2, 7.890%, 9/23/2008	Baa1/BBB+	167,625	170,111
Series 1997-A, 7.500%, 1/15/2018(6)	A3/A+	706,010	768,845
Southwest Airlines Co., Series 2007-1, 6.150%, 8/1/2022(3)	Aa3/AA-	1,950,000	1,987,109
			2,942,025
Autos 3.57%
American Axle & Manufacturing Holdings Inc.,
5.250%, 2/11/2014	Ba3/BB	850,000	718,250
American Honda Finance Corp., 5.125%, 12/15/2010(2)	Aa3/A+	3,600,000	3,702,398
BMW US Capital Inc., 5.730%, 11/1/2015(2)(3)(4)	NR/NR	12,000,000	12,303,000
DaimlerChrysler CPI Notes,
Structured Repackaged Asset-Backed Trust Securities
Series DCX, 4.760%, 11/15/2013(1)(2)(4)	NR/BBB+	3,465,000	3,316,906
DaimlerChrysler NA Holdings Corp., 6.500%, 11/15/2013	A3/BBB+	3,075,000	3,217,296
Dana Corp., 5.850%, 1/15/2015**(5)	WR/NR	1,600,000	1,176,000
Delphi Corp., 6.500%, 5/1/2009**(5)	WR/NR	1,000,000	605,000
Ford Capital BV (Netherlands), 9.500%, 6/1/2010	Caa1/CCC+	1,200,000	1,137,000
Ford Motor Co., 7.450%, 7/16/2031	Caa1/CCC+	2,775,000	2,074,312
Ford Motor Credit Co. LLC:
7.875%, 6/15/2010	B1/B	2,000,000	1,846,324
8.000%, 12/15/2016	B1/B	3,250,000	2,764,736
General Motors Acceptance Corp., 6.750%, 12/1/2014	Ba3/BB+	5,900,000	4,764,811
General Motors Corp., 8.250%, 7/15/2023	Caa1/B-	2,850,000	2,280,000
Visteon Corp., 8.250%, 8/1/2010	Caa2/CCC+	750,000	667,500
			40,573,533

Beverages 1.83%
Diageo Finance BV (Netherlands), 5.300%, 10/28/2015	A3/A-	9,700,000	9,602,476
The Coca-Cola Co., 5.350%, 11/15/2017	Aa3/A+	10,950,000	11,240,164
			20,842,640

104	Annual Report December 31, 2007

Westcore Plus Bond Fund as of December 31, 2007 (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Brewery 0.49%
Anheuser-Busch Companies Inc.:
4.950%, 1/15/2014	A2/A	$175,000	$174,887
5.050%, 10/15/2016	A2/A	450,000	438,911
5.500%, 1/15/2018	A2/A	4,900,000	5,011,906
			5,625,704
Cable & Media 1.16%
AT&T Broadband Corp., 8.375%, 3/15/2013	Baa2/BBB+	2,975,000	3,341,157
CCH I Holdings, LLC, 11.125%, 1/15/2014	Caa3/CCC	308,000	188,265
CCH I, LLC, 11.000%, 10/1/2015	Caa2/CCC	253,000	207,460
Cox Communications Inc., 7.250%, 11/15/2015	Baa3/BBB-	3,000,000	3,258,285
Cox Enterprises Inc., 7.875%, 9/15/2010(2)	Baa3/BB+	3,000,000	3,222,015
Time Warner Inc., 9.150%, 2/1/2023	Baa2/BBB+	2,410,000	2,955,050
			13,172,232
Chemicals 0.27%
Borden Inc., 7.875%, 2/15/2023	Caa1/CCC+	775,000	585,125
Dow Chemical Co., 6.125%, 2/1/2011	A3/A-	350,000	363,379
Ferro Corp., 9.125%, 1/1/2009	B1/B+	1,325,000	1,364,750
PPG Industries Inc., 6.875%, 2/15/2012	A2/A-	688,000	753,700
			3,066,954
Food 0.44%
Tesco PLC (United Kingdom), 5.500%, 11/15/2017	A1/A+	5,000,000	4,996,240
HealthCare 1.06%
Baxter FinCo BV (Netherlands), 4.750%, 10/15/2010	A3/A+	1,175,000	1,181,820
Eli Lilly & Co., 5.500%, 3/15/2027	Aa3/AA	10,000,000	9,768,730
Eszopiclone Royalty Sub LLC,
Series IV, 12.000%, 3/15/2014(2)(3)(4)	NR/NR	1,121,250	1,166,100
			12,116,650
Leisure 2.18%
Caesars Entertainment Inc., 7.000%, 4/15/2013	Baa3/BB	4,500,000	5,154,039
Fontainebleau Las Vegas Holdings LLC,
10.250%, 6/15/2015(2)	Caa1/CCC+	11,370,000	9,920,325
MGM Mirage:
7.625%, 7/15/2013	B1/B+	1,500,000	1,470,000
7.250%, 8/1/2017	Ba2/BB	4,050,000	3,847,500
Starwood Hotels & Resorts Worldwide Inc.,
7.375%, 11/15/2015	Baa3/BBB-	2,250,000	2,326,289
Station Casinos Inc., 6.875%, 3/1/2016	Caa1/B-	2,900,000	2,131,500
			24,849,653

1-800-392-CORE (2673) ■ www.westcore.com	105

Westcore Plus Bond Fund as of December 31, 2007 (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Other Industrial 3.72%
Advanced Micro Devices Inc., 7.750%, 11/1/2012	B2/B	$645,000	$562,763
Amerigas Partners, 7.250%, 5/20/2015	B1/NR	1,250,000	1,231,250
Aramark Corp., 8.500%, 2/1/2015	B3/B-	3,575,000	3,637,563
BAE Systems Holdings Inc., 4.750%, 8/15/2010(2)	Baa2/BBB+	1,775,000	1,788,668
Burlington Northern SantaFe Co., 4.575%, 1/15/2021	Aa2/A	1,596,277	1,536,197
Burlington Resources Inc., 6.875%, 2/15/2026	A2/A	1,000,000	1,109,305
Costco Wholesale Corp., 5.500%, 3/15/2017	A2/A	2,800,000	2,828,941
CSX Transportation Inc., 9.750%, 6/15/2020	Baa3/BBB-	1,250,000	1,617,006
Freeport-McMoRan Copper & Gold Inc., 8.375%, 4/1/2017	Ba3/BB	2,800,000	3,010,000
GATX Corp., 5.697%, 1/2/2025(2)(3)	A3/A-	275,136	269,042
General Electric Co., 5.250%, 12/6/2017	Aaa/AAA	5,000,000	4,998,890
Kennametal Inc., 7.200%, 6/15/2012	Baa3/BBB	7,880,000	8,571,517
Levi Strauss & Co., 9.750%, 1/15/2015	B2/B+	500,000	501,250
Science Applications:
6.250%, 7/1/2012	A3/A-	2,700,000	2,876,108
5.500%, 7/1/2033	A3/A-	1,225,000	1,063,203
Sweetwater Investors LLC, 5.875%, 5/15/2014(2)(4)	NR/BBB-	517,332	538,706
West Fraser Timber Co. Ltd. (Canada),
5.200%, 10/15/2014(2)	Baa3/BBB-	5,400,000	5,130,275
WM Wrigley Jr Co., 4.650%, 7/15/2015	A1/A+	1,125,000	1,084,687
			42,355,371

Pharmaceuticals 0.91%
Abbott Laboratories, 5.150%, 11/30/2012	A1/AA	10,125,000	10,359,374

Retail-Drug Stores 0.18%
CVS Caremark Corp., 5.750%, 6/1/2017	Baa2/BBB+	2,000,000	2,016,500

Telecom & Related 0.07%
American Tower Corp., 7.500%, 5/1/2012	Ba1/BB+	500,000	517,500
Qwest Communications International Inc.,
8.369%, 2/15/2009(1)	Ba3/B+	167,000	167,835
Verizon Global, 4.375%, 6/1/2013	A3/A	125,000	120,993
			806,328

Total Industrial
(Cost $184,851,670)			183,723,204

Utilities & Energy 10.04%
Energy-Non Utility 5.22%
Ametek Inc., 7.200%, 7/15/2008	Baa3/BBB	2,035,000	2,054,044

106	Annual Report December 31, 2007

Westcore Plus Bond Fund as of December 31, 2007 (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Consumers Energy Co.:
Series B, 6.875%, 3/1/2018	Baa1/BBB	$1,564,000	$1,696,668
5.650%, 4/15/2020	Baa1/BBB	1,225,000	1,213,239
Duke Energy Carolinas LLC, 5.300%, 10/1/2015	A2/A	10,150,000	10,143,382
Enterprise Products Operating LP, 8.375%, 8/1/2066	Ba1/BB	3,125,000	3,204,366
Forest Oil Corp., 7.250%, 6/15/2019(2)	B1/B+	9,825,000	9,923,250
Kerr-McGee Corp., 6.950%, 7/1/2024	Baa3/BBB-	4,500,000	4,818,897
Kinder Morgan Finance (Canada), 5.700%, 1/5/2016	Ba2/BB-	4,000,000	3,640,804
Northern Border Partners LP:
Series A, 8.875%, 6/15/2010	Baa2/BBB	1,000,000	1,096,551
7.100%, 3/15/2011	Baa2/BBB	1,000,000	1,059,000
Northern Natural Gas Co., 5.375%, 10/31/2012(2)	A2/A	350,000	360,459
Tennessee Gas Pipeline Co.:
7.000%, 3/15/2027	Baa3/BB	75,000	76,620
7.000%, 10/15/2028	Baa3/BB	9,775,000	9,916,571
Transcontinental Gas Pipe Line :
6.250%, 1/15/2008	Baa2/BBB-	50,000	50,000
6.400%, 4/15/2016	Baa2/BBB-	5,725,000	5,903,906
Valero Energy Corp., 6.125%, 6/15/2017	Baa3/BBB	3,175,000	3,232,394
Whiting Petroleum Corp., 7.000%, 2/1/2014	B1/B	1,000,000	995,000
			59,385,151

Utilities 4.82%
Centerpoint Energy Inc., Series B, 7.250%, 9/1/2010	Ba1/BBB-	2,350,000	2,491,700
Commonwealth Edison Co.,
Series 104, 5.950%, 8/15/2016	Baa2/BBB	5,275,000	5,360,170
Curtis Palmer Inc., 5.900%, 7/15/2014(2)	NR/BBB+	825,000	882,879
FPL Group Capital Inc.:
5.625%, 9/1/2011	A2/A-	3,175,000	3,253,788
6.350%, 10/1/2066	A3/BBB+	3,900,000	3,694,618
Georgia Power Co., Series 07-A, 5.650%, 3/1/2037(2)(6)	A2/A	850,000	810,645
Indianapolis Power & Light Co., 6.300%, 7/1/2013(2)	Baa1/BBB	400,000	419,055
Midamerican Energy Holdings Co., 5.875%, 10/1/2012	Baa1/BBB+	200,000	207,511
Nevada Power Co.:
Series M, 5.950%, 3/15/2016	Baa3/BB+	9,067,000	9,033,851
Series R, 6.750%, 7/1/2037	Baa3/BB+	2,850,000	2,960,278
Oncor Electric Delivery Co., 7.000%, 9/1/2022	Ba1/BBB-	10,577,000	10,982,395
Pacific Gas & Electric, 4.800%, 3/1/2014	A3/BBB+	700,000	681,443
Pacificorp, 6.900%, 11/15/2011	A3/A-	2,107,000	2,270,893
Portland General Electric, 7.875%, 3/15/2010	Baa2/BBB	200,000	214,042
Power Contract Financing LLC, 6.256%, 2/1/2010(2)	Baa2/BBB	166,247	169,860
Power Receivables Finance LLC, 6.290%, 1/1/2012(2)	Baa2/BBB	62,682	65,497
Public Service Co. of Oklahoma, 6.150%, 8/1/2016	Baa1/BBB	3,075,000	3,103,545

1-800-392-CORE (2673) ■ www.westcore.com	107

Westcore Plus Bond Fund as of December 31, 2007 (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

San Diego Gas & Electric Co., 6.000%, 6/1/2026	A1/A+	$3,550,000	$3,586,519
Tenaska Alabama II Partners LP, 6.125%, 3/30/2023(2)	Baa3/BBB-	265,014	272,818
Tenaska Virginia Partners LP, 6.119%, 3/30/2024(2)	Baa3/BBB-	231,250.082	235,145
Westar Energy Inc., 5.100%, 7/15/2020	Baa2/BBB	3,265,000	3,060,882
WPD Holdings, 7.250%, 12/15/2017(2)	Baa3/BBB-	875,000	976,223
Yorkshire Power Finance, Series B, 6.496%, 2/25/2008	Baa1/BBB-	175,000	175,272
			54,909,029

Total Utilities & Energy
(Cost $114,366,140)			114,294,180

Total Corporate Bonds
(Cost $440,508,643)			436,993,799

Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities 33.73%
Asset-Backed Securities 3.51%
AmeriCredit Automobile Receivables Trust,
Series 2007-BF, Class A3A, 5.160%, 4/6/2012	Aaa/AAA	4,000,000	4,031,588
Banc of America Funding Corp.:
Series 2005-4, Class 1A4, 5.500%, 8/1/2035	Aa1/AAA	500,000	460,286
Series 2005-4, Class 2A4, 5.500%, 8/1/2035	Aa1/AAA	1,000,000	917,366
Bank of America Alternative Loan Trust,
Series 2005-4 CB9, 5.500%, 4/25/2020(6)	Aa1/NR	833,000	773,789
Bear Stearns Co.,
Series 2003-7, Class 4A, 4.911%, 10/25/2033(1)	Aaa/AAA	236,613	229,659
Carmax Auto Owner Trust,
Series 2005-3, Class A4, 4.910%, 1/18/2011	Aaa/AAA	1,100,000	1,104,426
Chase Mortgage Finance Corp.,
Series 2007-S2, Class 2A1, 5.500%, 3/25/2037	Aaa/AAA	15,743,497	15,852,222
Citibank Credit Card Issuance Trust:
Series 2003-A6, Class A6, 2.900%, 5/15/2008(6)	Aaa/AAA	300,000	297,996
Series 2005-B1, Class B1, 4.400%, 9/15/2010	A2/A	2,500,000	2,492,852
Community Reinvestment Revenue Notes,
Series 2006-18, Class A2, 5.730%, 6/1/2031(2)(4)	NR/AAA	1,250,000	1,289,098
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-2, Class 3A1, 5.480%, 11/25/2014(6)	Aaa/AAA	330,400	327,796
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A4, 6.190%, 3/1/2011(6)	Aaa/AAA	400,000	412,036
Diversified REIT Trust,
Series 1999-1A, Class D, 6.780%, 3/18/2011(3)	Baa3/NR	300,000	298,689
Ford Credit Auto,
Series 2005-C, Class B, 4.520%, 9/15/2010	Aaa/AAA	3,000,000	2,998,899

108	Annual Report December 31, 2007

Westcore Plus Bond Fund as of December 31, 2007 (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Harley-Davidson Motorcycle Trust,
Series 2003-3, Class A2, 2.760%, 3/15/2008(6)	Aaa/AAA	$155,176	$153,339
Series 2007-1, Class B, 5.370%, 1/15/2011(6)	A1/A	1,000,000	994,572
Marriott Vacation Club Owner Trust,
Series 2006-2A, Class A, 5.362%, 4/20/2014(2)(6)	Aaa/AAA	586,914	598,224
Provident Funding Mortgage Loan Trust,
Series 2004-1, Class 1A1, 4.100%, 3/25/2009(6)	Aaa/AAA	253,160	251,199
Vanderbilt Mortgage and Finance Inc.,
Series 2002-B, Class B1, 5.850%, 4/7/2018	Baa2/BBB	482,400	466,237
Washington Mutual,
Series 2003-AR3, Class B1, 4.780%, 4/25/2033	Aaa/AAA	126,605	124,958
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-M, Class A1, 4.736%, 12/25/2033	NR/AAA	912,692	888,460
Series 2004-O, Class A1, 4.897%, 8/25/2034	Aaa/AAA	4,787,829	4,699,249
Series 2004-E, Class A1, 4.911%, 11/25/2039	Aaa/AAA	330,714	322,937
West Penn Funding LLC Transition Bonds,
Series 1999-A, Class A4, 6.980%, 12/26/2008	Aaa/AAA	29,785	30,021
			40,015,898

Collateralized Debt Obligations 0.81%
Anthracite CDO Ltd. (Cayman Islands),
Series 2004-1A, Class G, 7.846%, 2/24/2014(1)(2)(3)(4)(6)	NR/BBB-	500,000	296,095
Crest Ltd. Series 2003-1A (Cayman Islands),
Class PS, 8.500%, 8/28/2012(2)(3)(4)(6)(7)	NR/BB-	800,000	376,128
Crest Ltd. Series 2003-2A (Cayman Islands),
Class PS, 6.000%, 12/28/2013(2)(3)(4)(6)(7)	NR/NR	620,174	461,403
Crest Ltd. Series 2004-1A (Cayman Islands):
Class H2, 7.334%, 10/28/2014(2)(3)(4)(6)	Ba2/BB	750,000	566,602
Fairfield Street Solar, Class F,
9.918%, 12/28/2014(1)(2)(3)(4)(6)	NR/BB-	1,000,000	708,860
I-Preferred Term Securities I Ltd. (Cayman Islands),
Subordinate Income Notes,
22.000%, 12/4/2012(2)(4)(6)(7)	NR/NR	150,000	121,688
N-Star Real Estate CDO Ltd. (Cayman Islands),
Series 2004-2A, Class C2B, 6.591%, 6/28/2014(2)(3)(4)(6)	NR/BBB+	600,000	488,760
Preferred CPO Ltd. (Cayman Islands),
10.026%, 7/26/2010(2)(3)(4)(6)	Baa3/NR	1,000,000	1,076,094
Preferred Term Securities VI Ltd. (Cayman Islands),
Subordinate Income Notes, 24.907%, 7/3/2012(2)(4)(6)(7)	NR/NR	250,000	97,813
Preferred Term Securities X Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 7/3/2013(2)(4)(6)(7)	NR/NR	350,000	224,263

1-800-392-CORE (2673) ■ www.westcore.com	109

Westcore Plus Bond Fund as of December 31, 2007 (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Preferred Term Securities XI Ltd. (Cayman Islands),
Subordinate Income Notes,
19.000%, 10/3/2013(2)(4)(6)(7)	NR/NR	$350,000	$221,952
Preferred Term Securities XI B-3 Ltd. (Cayman Islands),
5.300%, 9/24/2008(1)(2)(4)(6)	A2/NR	500,000	486,250
Preferred Term Securities XII Ltd. (Cayman Islands),
Subordinate Income Notes,
19.000%, 12/24/2013(2)(4)(6)(7)	NR/NR	500,000	358,100
Preferred Term Securities XIII Ltd. (Cayman Islands),
Subordinate Income Notes,
18.000%, 3/24/2014(2)(4)(6)(7)	NR/NR	500,000	349,600
Preferred Term Securities XIV Ltd. (Cayman Islands),
Subordinate Income Notes,
17.500%, 6/17/2014(2)(4)(6)(7)	NR/NR	500,000	349,525
Regional Diversified Funding (Cayman Islands):
Series 2004-1, 16.800%, 2/15/2014(2)(3)(4)(6)(7)	NR/NR	500,000	240,000
Series 2005-1, 0.000%, 3/15/2015(2)(3)(4)(5)(6)(7)	NR/NR	750,000	300,000
River North CDO Ltd. (Cayman Islands),
Series 2005-1A, Class SUB,
0.000%, 2/6/2014**(2)(3)(4)(5)(6)(7)	Ba3/NR	800,000	8,000
Soloso Bank Pref (Cayman Islands),
15.000%, 10/15/2015(2)(3)(4)(6)(7)	NR/NR	750,000	555,000
TIAA Real Estate CDO Ltd. (Cayman Islands),
Series 2003-1A, Class PS,
16.000%, 9/30/2013(2)(3)(4)(6)(7)	NR/NR	250,000	201,375
Tricadia (Cayman Islands):
Series 2003-1, Class PS,
17.575%, 12/15/2013(2)(3)(4)(6)(7)	NR/NR	250,000	192,500
Series 2004-2A, Class C,
8.876%, 12/15/2019(1)(2)(3)(4)(6)	Baa1/BBB+	482,692	362,472
Tropic (Cayman Islands):
Series 2003-1A, Class PS,
18.000%, 10/15/2013(2)(4)(6)(7)	NR/NR	1,000,000	540,000
Series 2004-1A, Class PS,
16.500%, 4/15/2014(2)(3)(4)(6)(7)	NR/NR	1,000,000	650,000
			9,232,480

Collateralized Mortgage Obligations 0.11%
Banc of America Mortgage Securities Inc.:
Series 2005-2, Class 1A12, 5.500%, 3/25/2035	NR/AAA	333,056	313,195
Series 2005-8, Class A14, 5.500%, 9/25/2035	Aa1/AAA	1,000,000	922,921
			1,236,116

110	Annual Report December 31, 2007

Westcore Plus Bond Fund as of December 31, 2007 (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Commercial Mortgage-Backed Securities 0.91%
Global Signal Trust:
Series 2004-2A, Class G, 7.113%, 12/15/2014(2)(3)(6)	Ba2/NR	$1,225,000	$1,137,241
Series 2006-1, Class E, 6.495%, 2/15/2036(2)(3)(6)	Baa3/NR	1,000,000	936,130
SBA CMBS Trust:
Series 2006-1A, Class A, 5.314%, 11/15/2036(2)(3)	Aaa/NR	4,570,000	4,571,508
Series 2006-1A, Class C, 5.559%, 11/15/2036(2)(3)	A2/NR	3,300,000	3,227,697
Times Square Hotel Trust, 8.528%, 8/1/2026(2)(3)(4)	Baa3/BB+	383,391	458,991
			10,331,567

Agency Mortgage-Backed Securities 28.39%
FHLMC:
Gold Pool #G00336, 6.000%, 10/1/2024		213,709	218,632
Pool #781804, 5.065%, 7/1/2034(1)		3,019,496	3,018,716
Pool #781811, 5.117%, 7/1/2034(1)		1,448,756	1,450,464
Pool #781958, 5.080%, 9/1/2034(1)		3,867,510	3,875,226
Gold Pool #G08061, 5.500%, 6/1/2035		1,684,116	1,681,556
Gold Pool #G01960, 5.000%, 12/1/2035		7,799,595	7,616,219
Gold Pool #A41748, 5.000%, 1/1/2036		10,403,263	10,158,672
Gold Pool #A42128, 5.500%, 1/1/2036		16,450,930	16,425,925
Gold Pool #G02064, 5.000%, 2/1/2036		13,018,290	12,712,217
Gold Pool #G02386, 6.000%, 11/1/2036		33,093,126	33,595,877
Pool #1G1317, 5.993%, 11/1/2036		20,321,939	20,544,688
Gold Pool #G03189, 6.500%, 9/1/2037		47,801,481	49,144,321
FNMA:
Pool #356801, 6.000%, 12/1/2008		2,302	2,313
Pool #703703, 5.027%, 1/1/2033(1)		112,231	112,937
Pool #555717, 4.345%, 8/1/2033(1)		327,553	327,578
Pool #779610, 4.995%, 6/1/2034(1)		436,310	429,445
Pool #725705, 5.000%, 8/1/2034		3,240,327	3,166,700
Pool #809893, 5.071%, 3/1/2035(1)		1,848,197	1,861,326
Pool #809894, 4.931%, 3/1/2035(1)		2,281,377	2,275,723
Pool #255706, 5.500%, 5/1/2035		18,693,198	18,684,730
Pool #836496, 5.000%, 10/1/2035		16,082,101	15,703,030
Pool #735897, 5.500%, 10/1/2035		9,700,311	9,695,917
Pool #845471, 5.000%, 5/1/2036		1,529,712	1,470,146
Pool #190377, 5.000%, 11/1/2036		20,001,327	19,529,875
Pool #850582, 5.500%, 1/1/2036		5,777,709	5,775,091
Pool #907772, 6.000%, 12/1/2036		12,407,013	12,499,706
Pool #888405, 5.000%, 12/1/2036		4,953,039	4,836,291
Pool #256526, 6.000%, 12/1/2036		35,588,048	35,853,926
Pool #910881, 5.000%, 2/1/2037		14,819,100	14,242,059

1-800-392-CORE (2673) ■ www.westcore.com	111

Westcore Plus Bond Fund as of December 31, 2007 (continued)

Bond Rating	Principal
Moody’s/S&P*	Amount/Shares	Market Value
GNMA:
Pool #780019, 9.500%, 12/15/2009	$28,852	$29,548
Pool #550656, 5.000%, 9/15/2035	2,449,571	2,414,861
Pool #658568, 5.000%, 8/15/2036	330,927	326,167
Pool #658056, 5.000%, 8/15/2036	4,452,088	4,388,054
Pool #609003, 5.000%, 8/15/2036	9,138,548	9,007,108
		323,075,044

Total Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities
(Cost $385,749,211)		383,891,105

U.S. Government & Agency Obligations 20.98%
FHLB, Series P713, 5.125%, 11/18/2013	75,000	75,572
FHLB, Structured Repackaged Asset-Backed Trust Securities
4.973%, 8/15/2019(1)(2)(4)	2,150,000	2,020,033
FNMA:
3.895%, 2/17/2009(1)	2,000,000	1,988,540
8.200%, 3/10/2016	55,000	69,611
U.S. Treasury Bonds, 6.000%, 2/15/2026	28,100,000	33,263,403
U.S. Treasury Notes, 4.250%, 1/15/2011	185,000,000	191,301,655
U.S. Treasury Strip Bonds, 11/15/2018	16,200,000	10,049,929

Total U.S. Government & Agency Obligations
(Cost $230,818,109)		238,768,743

Money Market Mutual Funds 2.29%
Goldman Sachs Financial Square Prime
Obligations Fund - FST Shares	26,032,448	26,032,448

Total Money Market Mutual Funds
(Cost $26,032,448)		26,032,448

Total Investments
(Cost $1,125,328,138)	98.83%	1,124,849,577

Other Assets in Excess of Liabilities	1.17%	13,313,878

Net Assets	100.00%	$1,138,163,455

See Notes to Statements of Investments on page 122 and Notes to Financial Statements beginning on page 175.

112	Annual Report December 31, 2007

Westcore Plus Bond Fund as of December 31, 2007 (continued)

Westcore Plus Bond Fund
Country Breakdown as of December 31, 2007
Country	Market Value	%
United States	$1,081,682,849	95.04%
Netherlands	11,921,296	1.05%
Cayman Islands	9,232,480	0.81%
Canada	8,771,079	0.77%
Australia	5,748,900	0.50%
United Kingdom	4,996,240	0.44%
Sweden	2,496,733	0.22%
Total Investments	1,124,849,577	98.83%
Other Assets in Excess of Liabilities	13,313,878	1.17%
Net Assets	$1,138,163,455	100.00%

1-800-392-CORE (2673) ■ www.westcore.com	113

Westcore Colorado Tax-Exempt Fund as of December 31, 2007

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Certificates of Participation 4.34%
Colorado State Certificate of Participation
University of Colorado at Denver Health Sciences Center
Fitzsimons Academic,
5.000%, 11/1/2018, Optional 11/1/2015, MBIA	Aaa/AAA	$700,000	$749,994
Larimer County, Certificate of Participation, Courthouse &
Jail Facilities Lease Purchase Agreement,
4.750%, 12/15/2009, Optional anytime @ 100.00, FSA	Aaa/AAA	500,000	507,355
Regional Transportation District.,
5.000%, 12/1/2022, Optional
12/1/2017 @ 100.00	Aaa/AAA	1,000,000	1,061,760
University of Colorado Certificates of Participation,
5.000%, 6/1/2023, Optional
6/1/2013 @ 100.00, AMBAC	Aaa/AAA	150,000	162,454

Total Certificates of Participation
(Cost $2,426,325)			2,481,563

General Obligation Bonds 32.93%
County-City-Special District-School District 32.93%
Adams & Arapahoe Counties Joint School District 28J,
5.350%, 12/1/2015, Escrowed to Maturity	Aa3/AA-	260,000	293,353
Adams & Weld Counties School District 27J,
4.750%, 12/1/2017, Prerefunded
12/1/2014 @ 100.00, FGIC	Aaa/AAA	500,000	526,745
Adams 12 Five Star Schools:
zero coupon, 12/15/2024, Optional
12/15/2016 @ 67.784, FGIC	Aaa/AAA	2,385,000	1,039,645
zero coupon, 12/15/2025, Optional
12/15/2017 @ 68.636, FGIC	Aaa/AAA	800,000	332,632
Adams County School District 12, Series A:
5.000%, 12/15/2020, Prerefunded
12/15/2011 @ 100.00, MBIA	Aaa/AAA	500,000	533,880
5.000%, 12/15/2021, Prerefunded
12/15/2011 @ 100.00, MBIA	Aaa/NR	200,000	219,778
Basalt Colorado Sanitation District,
5.000%, 12/1/2018, Optional
12/1/2011 @ 100.00, AMBAC	Aaa/NR	125,000	130,258
Boulder & Gilpin Counties,
Boulder Valley School District Re-2,
5.125%, 12/1/2017, Optional
12/1/2009 @ 100.00	Aa3/AA	300,000	308,019
Boulder County Open Space
Capital Improvement Tr Fund,
5.400%, 8/15/2015, Prerefunded	Aa1/AA+	500,000	528,900

114	Annual Report December 31, 2007

Westcore Colorado Tax-Exempt Fund as of December 31, 2007 (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

City & County of Denver Board Water Commissioners,
5.500%, 10/1/2011	Aa1/AA+	$250,000	$269,838
City & County of Denver, School District No. 1, Series A:
5.000%, 12/1/2017, Optional
12/1/2014 @ 100.00, FGIC	Aaa/AAA	500,000	535,825
5.500%, 12/1/2022, FGIC	Aaa/AAA	500,000	575,065
Clear Creek County School District Re-1,
4.300%, 12/1/2013, Optional
12/01/2012 @ 100.00, FSA	Aaa/AAA	125,000	130,273
Denver West Metropolitan District:
4.050%, 12/1/2013	NR/NR	500,000	499,985
4.250%, 12/1/2016, Optional 12/1/2015 @ 100.00	NR/NR	140,000	128,262
Douglas & Elbert Counties School District Re-1:
5.250%, 12/15/2016, Prerefunded
12/15/2011 @ 100.00, MBIA	Aaa/AAA	500,000	538,485
5.250%, 12/15/2017, Prerefunded
12/15/2011 @ 100.00, MBIA	Aaa/AAA	1,000,000	1,076,970
Eagle Bend Metropolitan District No 2,
4.500%, 12/1/2025, Optional
12/1/2015 @ 100.00, RADIAN	NR/AA	400,000	370,136
Eagle, Garfield & Routt Counties School District Re-50J:
5.250%, 12/1/2015, Optional, Unrefunded portion,
12/1/2009 @ 101.00, FGIC	Aaa/AAA	290,000	303,035
5.250%, 12/1/2015, Prerefunded
12/1/2009 @ 101.00, FGIC	Aaa/AAA	710,000	746,238
El Paso County School District 2:
5.250%, 12/1/2012, Optional
12/01/2010 @ 100.00, MBIA	Aaa/AAA	250,000	263,192
5.000%, 12/1/2023, Optional
12/01/2012 @ 100.00, MBIA	Aaa/NR	250,000	258,442
El Paso County School District 12,
5.000%, 09/15/2013, Optional
09/15/2012 @ 100.00	Aa1/NR	1,000,000	1,068,870
Evergreen Park & Recreation District,
5.250%, 12/1/2017, Prerefunded
12/1/2010 @ 100.00, AMBAC	Aaa/NR	115,000	121,888
Garfield, Pitkin & Eagle Counties Roaring
Fork School District Re-1,
5.000%, 12/15/2014, Optional
12/15/2014 @ 100.00, FSA	Aaa/AAA	500,000	533,180
Jefferson County School District R-1:
5.250%, 12/15/2011, Prerefunded
12/15/2008 @ 101.00, FGIC	Aaa/AAA	750,000	773,632

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Westcore Colorado Tax-Exempt Fund as of December 31, 2007 (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

5.000%, 12/15/2018, Optional
12/15/2014 @ 100.00, FSA	Aaa/AAA	$800,000	$859,128
5.000%, 12/15/2024, Optional
12/15/2014 @ 100.00, FSA	Aaa/AAA	1,000,000	1,051,440
La Plata County School District 9-R,
5.250%, 11/1/2020, Prerefunded
11/01/2012 @100.00, MBIA	Aaa/NR	125,000	136,134
Larimer County, Poudre School District R-1:
5.500%, 12/15/2008	Aa3/AAA	500,000	511,625
5.000%, 12/15/2016, Optional
12/15/2008 @ 100.00, FSA	NR/AAA	700,000	711,389
6.000%, 12/15/2017, Prerefunded
12/15/2010 @ 100.00, FGIC	Aaa/AAA	1,000,000	1,081,650
Mesa County Valley School District 51:
5.000%, 12/1/2021, Optional
12/1/2014 @ 100.00, MBIA	Aaa/NR	500,000	527,740
5.000%, 12/1/2022, Optional
12/1/2013 @ 100.00, MBIA	Aaa/NR	300,000	315,720
5.000%, 12/1/2024, Optional
12/1/2014 @ 100.00, MBIA	Aaa/NR	565,000	590,459
Pitkin County Open Space Acquisition,
5.250%, 12/1/2018, Prerefunded
12/1/2010 @ 100.00, AMBAC	Aaa/NR	340,000	360,366
Pitkin County School District No. 001,
5.000%, 12/1/2020, Prerefunded
12/1/2011 @ 100.00, FGIC	Aaa/AAA	150,000	160,068
Pueblo County School District 70,
5.000%, 12/1/2015, Optional
12/1/2011 @ 100.00, FGIC	Aaa/AAA	165,000	173,531
South Suburban Park and Recreation District, Arapahoe,
Douglas & Jefferson Counties,
5.000%, 12/15/2012, Optional
12/15/2008 @ 100.00, FGIC	Aaa/AAA	250,000	253,833

Total General Obligation Bonds
(Cost $18,511,500)			18,839,609

Revenue Bonds 57.50%
Airports 0.83%
Walker Field CO Public Airport Authority,
5.000%, 12/1/2022, Optional 12/1/2017	Baa3/NR	500,000	476,720

116	Annual Report December 31, 2007

Westcore Colorado Tax-Exempt Fund as of December 31, 2007 (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

General 0.42%
Park Meadows Business Improvement
District Sinking Fund,
5.000%, 12/01/2017, Average Life 09/01/2014	NR/NR	$250,000	$239,983

Higher Education 9.20%
Colorado School of Mines Auxilary
Facility Revenue Enterprise,
5.250%, 12/1/2020	Aaa/AAA	85,000	91,019
5.250%, 12/1/2020, Prerefunded
12/1/2012 @ 100.00	Aaa/AAA	420,000	458,014
Colorado State Board of Governors,
5.250%, 3/1/2024, Optional 3/1/2017, FGIC	Aaa/AAA	500,000	537,970
Colorado State Board of Governors University -
Enterprise Revenue Bonds,
5.000%, 12/1/2020, Optional
12/1/2015 @ 100.00, XCLA	Aaa/NR	500,000	552,135
Colorado State College Board of Trustees, Auxilary
Facilities System - Enterprise Revenue Bonds,
5.000%, 5/15/2022, Optional 5/15/2013, MBIA	Aaa/AAA	660,000	687,344
Fort Lewis College Board of Trustees Enterprise Revenue
4.625%, 10/1/2026, Optional
10/17/2017 @100.00, FGIC	Aaa/AAA	500,000	496,560
University of Colorado,
5.375%, 6/1/2026, Optional 6/1/2011	Aa3/AA-	325,000	338,988
University of Colorado Enterprise Systems
Revenue Series A,
5.100%, 6/1/2016, Optional 6/1/2011 @ 100.00	Aa3/AA-	150,000	157,249
University of Colorado Enterprise Systems
Revenue Series B:
5.000%, 6/1/2024, Optional 6/1/2013 @ 100.00, FGIC	Aaa/AAA	150,000	162,454
5.000%, 6/1/2026, Optional 6/1/2013 @ 100.00, FGIC	Aaa/AAA	750,000	779,115
University of Colorado Hospital Authority,
5.600%, 11/15/2031, Prerefunded
11/15/2011 @100.00	Baa1/NR	445,000	481,321
University of Northern Colorado Auxiliary Facilities,
5.000%, 6/1/2016, Optional
6/1/2011@ 100.00, AMBAC	Aaa/AAA	500,000	521,920
			5,264,089

Medical 14.61%
Aspen Valley Hospital District, 5.000%, 10/15/2021,
Optional 10/15/2016 @ 100.00	Baa3/NR	600,000	593,190

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Westcore Colorado Tax-Exempt Fund as of December 31, 2007 (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Colorado Health Facilities Authority Revenue,
Adventist Sunbelt,
5.125%, 11/15/2020, Optional
11/15/2016 @ 100.00	A1/A+	$500,000	$526,720
Colorado Health Facilities Authority Revenue,
Catholic Health Initiatives,
5.250%, 9/1/2021, Optional 9/1/2011 @ 100.00	Aa2/AA	500,000	534,565
Colorado Health Facilities Authority Revenue,
Covenant Retirement Communities Inc.,
5.250%, 12/1/2025, Optional 12/1/2015 @ 100.00	NR/BBB	500,000	478,710
Colorado Health Facilities Authority Revenue,
Evangelical Lutheran:
5.250%, 6/1/2020, Optional 6/1/2016 @ 100.00	A3/A-	500,000	519,600
5.250%, 6/1/2023, Optional 6/1/2016 @ 100.00	A3/A-	400,000	410,924
Colorado Health Facilities Authority Revenue,
Park View Medical Center:
5.000%, 9/1/2010	A3/NR	205,000	210,059
5.000%, 9/1/2011	A3/NR	210,000	216,277
5.000%, 9/1/2020, Optional 9/15/2015 @ 100.00	A3/NR	450,000	451,391
5.000%, 9/1/2025, Optional 9/1/2017 @ 100.00	A3/NR	450,000	445,288
Colorado Health Facilities Authority Revenue,
Vail Valley Medical Center:
5.000%, 1/15/2010	NR/BBB+	200,000	201,570
5.000%, 1/15/2020, Optional 1/15/2015 @ 100.00	NR/BBB+	440,000	421,331
Colorado Health Facilities Authority,
Poudre Valley Health, Series A:
5.625%, 12/1/2019, Prerefunded
12/1/2009 @ 101.00, FSA	Aaa/NR	500,000	528,780
5.000%, 3/1/2025, Optional 3/1/2015 @ 100.00	Baa2/BBB+	1,000,000	953,390
Colorado Health Facilities Authority Revenue,
Valley View Hospital Association
5.000%, 5/15/2027, Optional 5/15/2017 @ 100.00	NR/BBB	250,000	227,303
Colorado Health Facilities Authority Revenue,
Yampa Valley Medical Center
5.000%, 9/15/2022, Optional 9/15/2017	NR/BBB-	700,000	660,254
Denver Health & Hospital Authority:
5.000%, 12/1/2018, Optional 12/1/2016	NR/BBB	500,000	492,545
5.000%, 12/1/2020, Optional 12/1/2016	NR/BBB	500,000	483,360
			8,355,257
Other 0.36%
Boulder County, (Atmospheric Research),
5.000%, 9/1/2022, Optional
09/01/2011 @ 100.00, MBIA	Aaa/AAA	200,000	206,940

118	Annual Report December 31, 2007

Westcore Colorado Tax-Exempt Fund as of December 31, 2007 (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Special Tax 21.82%
Aspen Colorado Sales Tax,
5.000%, 11/1/2010, Prerefunded 11/1/2009 @ 100.00	NR/NR	$120,000	$124,097
Aurora Colorado Golf Course Enterprise:
4.125%, 12/1/2013	Baa2/NR	110,000	109,172
4.250%, 12/1/2014	Baa2/NR	125,000	124,183
4.375%, 12/1/2015	Baa2/NR	125,000	124,376
Broomfield Sales & Use Tax,
5.200%, 12/1/2017, Optional
12/1/2012 @ 100.00, AMBAC	Aaa/NR	500,000	533,825
City and County of Denver Airport Series A Revenue,
5.000%, 11/15/2018, Optional
11/15/2015 @ 100.00, XLCA	Aaa/AAA	1,000,000	1,055,800
City of Colorado Springs, Revenue Refunding Bonds,
The Colorado College Project,
4.375%, 6/1/2026, Optional 6/1/2015 @ 100.00	Aa3/AA-	500,000	485,510
Colorado Department of Transportaion,
4.200%, 6/15/2009, MBIA	Aaa/AAA	225,000	228,505
Colorado Educational & Cultural Facilities Authority:
6.000%, 12/1/2016, Prerefunded
12/1/2010 @ 100.00, RADIAN	NR/AA	125,000	134,823
5.000%, 3/1/2018, Optional 9/1/2015 @100.00, FGIC	Aaa/AAA	500,000	535,060
5.000%, 6/1/2020, Optional
6/1/2011 @ 100.00, AMBAC	Aaa/AAA	200,000	206,628
5.000%, 12/1/2021, Optional
12/1/2011 @ 100.00, AMBAC	Aaa/NR	150,000	155,262
5.000%, 12/15/2021, Optional
12/15/2015 @ 100.00, MORAL OBLG	NR/A	180,000	171,909
5.125%, 9/15/2025, Optional
9/15/2015 @ 100.00, XLCA	Aaa/AAA	500,000	524,085
4.625%, 12/15/2028, Optional
12/15/2015 @ 100.00, MORAL OBLG	NR/A	250,000	221,280
Colorado Housing & Finance Authority, Variable Rate Note,
3.450%, 11/1/2021 (1)	Aaa/AAA	1,000,000	1,000,000
Denver City & County Excise Tax,
5.250%, 9/1/2008, FSA	Aaa/AAA	500,000	507,425
Denver City & County Golf Enterprise:
5.000%, 9/1/2018, Optional 9/1/2016 @ 100.00	Baa2/NR	350,000	356,381
5.000%, 9/1/2019, Optional 9/1/2016 @ 100.00	Baa2/NR	500,000	507,340
Douglas County Sales & Use Tax Open Space,
6.000%, 10/15/2009, FSA	Aaa/AAA	500,000	525,615
Durango Colorado Sales & Use Tax,
5.500%, 12/1/2016, Optional
12/1/2009 @ 100.00, FGIC	Aaa/AAA	200,000	208,028

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Westcore Colorado Tax-Exempt Fund as of December 31, 2007 (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount	Market Value

Grand Junction Leasing:
5.000%, 6/15/2020, Optional
6/15/2016 @ 100.00, MBIA	Aaa/AAA	$390,000	$417,713
5.000%, 6/15/2023, Optional
6/15/2016 @ 100.00, MBIA	Aaa/AAA	390,000	411,134
Greeley, Weld County Sales & Use Tax:
4.800%, 10/1/2015, Prerefunded
10/1/2008 @ 100.00, MBIA	Aaa/AAA	250,000	253,450
5.150%, 10/1/2015, Prerefunded
10/1/2010 @ 100.00, MBIA	Aaa/AAA	500,000	526,990
Jefferson County Open Space Sales & Use Tax:
5.000%, 11/1/2012, Optional
11/1/2009 @ 100.00, FGIC	Aaa/AAA	500,000	513,930
5.000%, 11/1/2019, Optional
11/1/2009 @ 100.00, FGIC	Aaa/AAA	100,000	102,180
Longmont, Boulder County Sales & Use Tax,
5.500%, 11/15/2015, Prerefunded
11/15/2010 @ 100.00	NR/AA+	300,000	319,743
Northwest Parkway Public Highway Authority Revenue,
zero coupon until 6/15/11, convertible to 5.80% until
6/15/2025, Optional 6/15/2016 @ 100.00, FSA	Aaa/AAA	960,000	901,008
Superior Open Space Sales & Use Tax:
4.625%, 6/1/2015	NR/A-	100,000	103,193
4.750%, 6/01/2017, Optional 6/1/2016 @ 100.00	NR/A-	325,000	334,984
Thornton, Adams County Sales & Use Tax,
Open Space & Parks,
5.250%, 9/1/2016, Optional 9/1/2011 @ 100.00, FSA	Aaa/AAA	500,000	529,075
Westminster Sales & Use Tax,
5.000%, 12/1/2014, Optional 12/1/2011@ 100.00	NR/AA+	220,000	231,867
			12,484,571

Utility 10.26%
Arkansas River Power Authority,
5.875%, 10/1/2026, SF 10/1/2022, XLCA	Aaa/AAA	1,000,000	1,184,810
Boulder County Water & Sewer,
5.300%, 12/1/2012, Prerefunded
12/1/2010 @ 100.00	Aa2/AA+	125,000	132,660
Broomfield Water Activity Enterprise:
5.500%, 12/1/2018, Optional
12/1/2010 @ 101.00, MBIA	Aaa/NR	500,000	533,645
4.750%, 12/1/2022, Optional
12/1/2012 @ 100.00, MBIA	Aaa/NR	125,000	128,128

120	Annual Report December 31, 2007

Westcore Colorado Tax-Exempt Fund as of December 31, 2007 (continued)

	Bond Rating	Principal
	Moody’s/S&P*	Amount/Shares	Market Value

Colorado Water Resources & Power Development Authority,
5.000%, 9/1/2026, Optional
9/1/2014 @ 100.00, MBIA	Aaa/AAA	$500,000	$519,170
Colorado Water Resources & Power
Development Authority, Drinking Water,
5.000%, 9/1/2017, Optional
9/1/2012 @ 100.00	Aaa/AAA	500,000	528,650
Colorado Water Resources & Power Development
Authority, Small Water Resources:
5.700%, 11/1/2015, Optional
11/1/2010 @ 100.00, FGIC	Aaa/AAA	265,000	281,785
5.700%, 11/1/2015, Prerefunded
11/1/2010 @ 100.00, FGIC	Aaa/AAA	235,000	251,525
Colorado Water Resources & Power Development
Authority, Waste Water Revolving Fund,
5.500%, 9/1/2019	Aa1/AA	500,000	577,390
Fort Collins, Larimer County Colorado
Stormwater Utilities,
4.875%, 12/1/2020, Optional
12/1/2012 @ 100.00, AMBAC	Aaa/AAA	250,000	259,652
Fort Collins, Larimer County Water Utility Enterprise,
4.250%, 12/1/2009, Optional
12/1/2008 @ 100.00, FSA	Aaa/AAA	500,000	505,100
Golden Colorado Water & Waste Treatment,
4.950%, 11/15/2022, Optional
11/15/2013 @ 100.00, FSA	Aaa/NR	150,000	157,135
Pueblo Colorado Board Waterworks:
5.250%, 11/1/2009, FSA	Aaa/AAA	120,000	124,668
5.100%, 1/1/2019, Optional
1/1/2009 @ 102.00, AMBAC	Aaa/AAA	150,000	155,262
Thornton Colorado Water Enterprise,
5.000%, 12/1/2021, Optional
12/1/2014 @ 100.00, MBIA	Aaa/AAA	500,000	527,740
			5,867,320
Total Revenue Bonds
(Cost $32,679,719)			32,894,880

Money Market Mutual Funds 4.95%
Goldman Sachs Financial Tax Free-Fund - FST Shares		2,772,831	2,772,831
JPMorgan Tax Free-Fund		56,478	56,478

Total Money Market Mutual Funds
(Cost $2,829,309)			2,829,309

1-800-392-CORE (2673) ■ www.westcore.com	121

Westcore Colorado Tax-Exempt Fund as of December 31, 2007 (continued)

		Market Value

Total Investments
(Cost $56,446,853)	99.72%	$57,045,361

Other Assets in Excess of Liabilities	0.28%	158,365

Net Assets	100.00%	$57,203,726

See Notes to Statements of Investments and Notes to Financial Statements beginning on page 175.

Westcore Colorado Tax-Exempt Fund
Country Breakdown as of December 31, 2007
Country	Market Value	%
United States	$57,045,361	99.72%
Total Investments	57,045,361	99.72%
Other Assets in Excess of Liabilities	158,365	0.28%
Net Assets	$57,203,726	100.00%

Notes to Statements of Investments

*    Unaudited.

**   Non-income producing security.

(1)  The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  See Note 6 to the Notes to Financial Statements.

(3)  This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.

(4)  This security is considered illiquid by the investment adviser. See Note 6 to the Notes to Financial Statements.

(5)  Income is not being accrued on this security due to the issuer's default or expected default on interest payments.

(6)  The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.

(7)  This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser's estimated rate of residual interest as of the reporting date.

For Fund compliance purposes, the Funds' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

122	Annual Report December 31, 2007

Common Abbreviations:
AB	Aktiebolag is the Swedish equivalent of the term corporation.
ADR	American Depositary Receipt
ADS	American Depositary Shares
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AMBAC	Ambac Financial Group Inc. provides credit enhancement for the obligations of debt such as municipal bonds.
ASA	Allmennaksjeselskap is the Norwegian term for a public limited company.
BV	Besloten Vennootschap is a Dutch private limited liability company.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMBS	Commercial Mortgage-Backed Securities
Corp.	Corporation
CPI	Consumer Price Index
CPO	Collateralized Preferred Obligation
FGIC	Financial Guaranty Insurance Co. provides credit enhancement for the obligations of debt such as municipal bonds.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc. provides credit enhancement for the obligations of debt such as municipal bonds.
GNMA	Government National Mortgage Association
Inc.	Incorporated
LLC	Limited Liability Corp.
LP	Limited Partnership
Ltd	Limited
MBIA	MBIA Inc. provides credit enhancement for the obligations of debt such as municipal bonds.
MORAL OBLG	Charter School Moral Obligation Program. Moral Obligation bonds are revenue-backed, state-issued municipal bonds, whose principal and interest is backed by the moral, but not legal, obligation of a state government.
MTN	Medium Term Note followed by applicable series
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
NR	Non-Rated
PLC	Public Limited Co.
RADIAN	Radian Group Inc. provides credit enhancement for the obligations of debt such as municipal bonds.
REIT	Real Estate Investment Trust
S.A.	Generally designates corporations in various countries, mostly those employing the civil law.
SBA	Small Business Administration
SF	Sinking Fund
S.p.A.	Società Per Azioni is an Italian shared company.
SUB	Subordinated Income Note
WR	Withdrawn Rating
XLCA	XL Capital Assurance Inc. provides credit enhancement for the obligations of debt such as municipal bonds.
YCD	Yankee Certificate of Deposit

1-800-392-CORE (2673) ■ www.westcore.com	123

Westcore Equity Funds as of December 31, 2007

	Westcore	Westcore
	MIDCO	Growth
	Growth Fund	Fund

Assets
Investments at value (cost - see below)	$186,716,737	$303,941,148
Receivable for investment securities sold	0	1,949,557
Dividends and interest receivable	73,439	207,324
Receivable for fund shares subscribed	156,125	377,979
Investment for trustee deferred compensation plan	341,858	27,855
Prepaid and other assets	13,903	22,831
Total Assets	187,302,062	306,526,694

Liabilities
Payable for investment securities purchased	765,944	3,087,569
Payable for fund shares redeemed	18,184	153,859
Payable for investment advisory fee	104,883	165,693
Payable for administration fee	28,975	45,468
Reimbursement for shareholder servicing	9,816	21,534
Payable for trustee deferred compensation plan	341,858	27,855
Payable for chief compliance officer fee	1,582	2,371
Other payables	72,858	69,517
Total Liabilities	1,344,100	3,573,866
Net Assets	$185,957,962	$302,952,828

Composition of Net Assets
Paid-in capital	$149,881,300	$213,481,832
Overdistributed net investment income	(391,918)	(27,904)
Accumulated net realized gain on investments	4,849,911	9,444,437
Net unrealized appreciation on investments	31,618,669	80,054,463
Net Assets	$185,957,962	$302,952,828

Net Asset Value Per Share
Retail Class
Net assets	$173,480,644	$299,658,683
Shares of beneficial interest outstanding	24,989,932	19,401,018
Net asset value per share	$6.94	$15.45
Institutional Class
Net assets	$12,477,318	$3,294,145
Shares of beneficial interest outstanding	1,795,701	213,233
Net asset value per share	$6.95	$15.45
Cost of Investments	$155,098,068	$223,886,685

See Notes to Financial Statements.

124	Annual Report December 31, 2007

Westcore Equity Funds as of December 31, 2007 (continued)

	Westcore	Westcore
	Select	International
	Fund	Frontier Fund

Assets
Investments at value (cost - see below)	$37,523,295	$41,999,912
Unrealized appreciation on forward currency contracts	0	229
Foreign cash at value (Cost $0 and $236, respectively)	0	238
Receivable for investment securities sold	249,099	16,189
Dividends and interest receivable	17,068	82,366
Receivable for fund shares subscribed	7,365	89,742
Investment for trustee deferred compensation plan	7,859	7,240
Prepaid and other assets	13,243	14,441
Total Assets	37,817,929	42,210,357

Liabilities
Amount due to custodian resulting from custodian error	173,873	0
Unrealized depreciation on forward currency contracts	0	271
Payable for investment securities purchased	0	1,384,518
Payable for fund shares redeemed	17,808	78,993
Payable for investment advisory fee	9,121	13,735
Payable for administration fee	5,200	5,339
Reimbursement for shareholder servicing	2,285	2,687
Payable for trustee deferred compensation plan	7,859	7,240
Payable for chief compliance officer fee	259	329
Other payables	22,240	37,420
Total Liabilities	238,645	1,530,532
Net Assets	$37,579,284	$40,679,825

Composition of Net Assets
Paid-in capital	$36,672,641	$39,741,614
Overdistributed net investment income	(7,677)	(5,607)
Accumulated net realized loss on investments and foreign
currency transactions	(399,460)	(117,932)
Net unrealized appreciation on investments and
translation of assets and liabilities denominated
in foreign currencies	1,313,780	1,061,750
Net Assets	$37,579,284	$40,679,825

Net Asset Value Per Share
Retail Class
Net assets	$37,579,284	$40,679,825
Shares of beneficial interest outstanding	2,155,918	2,823,277
Net asset value per share	$17.43	$14.41
Cost of Investments	$36,209,515	$40,939,211

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	125

Westcore Equity Funds as of December 31, 2007 (continued)

	Westcore	Westcore
	Blue Chip	Mid-Cap
	Fund	Value Fund

Assets
Investments at value (cost - see below)	$59,594,474	$103,255,250
Receivable for investment securities sold	187,878	0
Dividends and interest receivable	99,935	192,630
Receivable for fund shares subscribed	164	308,942
Investment for trustee deferred compensation plan	39,514	5,589
Prepaid and other assets	10,236	20,983
Total Assets	59,932,201	103,783,394

Liabilities
Payable for investment securities purchased	0	2,743,295
Payable for fund shares redeemed	0	53,957
Payable for investment advisory fee	11,109	65,190
Payable for administration fee	9,846	14,968
Reimbursement for shareholder servicing	0	6,737
Payable for trustee deferred compensation plan	39,514	5,589
Payable for chief compliance officer fee	524	814
Other payables	35,330	30,069
Total Liabilities	96,323	2,920,619
Net Assets	$59,835,878	$100,862,775

Composition of Net Assets
Paid-in capital	$45,565,380	$87,329,065
(Over)/Undistributed net investment income	(16,068)	28,534
Accumulated net realized loss on investments	(163,523)	(240,960)
Net unrealized appreciation on investments	14,450,089	13,746,136
Net Assets	$59,835,878	$100,862,775

Net Asset Value Per Share
Retail Class
Net assets	$53,320,686	$100,862,775
Shares of beneficial interest outstanding	4,045,091	4,903,214
Net asset value per share	$13.18	$20.57
Institutional Class
Net assets	$6,515,192	N/A
Shares of beneficial interest outstanding	494,190	N/A
Net asset value per share	13.18	N/A
Cost of Investments	$45,144,385	$89,509,114

See Notes to Financial Statements.

126	Annual Report December 31, 2007

Westcore Equity Funds as of December 31, 2007 (continued)

	Westcore	Westcore
	Small-Cap	Small-Cap
	Opportunity Fund	Value Fund

Assets
Investments at value (cost - see below)	$31,712,272	$163,164,652
Dividends and interest receivable	26,442	301,317
Receivable for fund shares subscribed	272	6,084,245
Investment for trustee deferred compensation plan	34,485	2,735
Receivable due from advisor	5,190	0
Prepaid and other assets	22,263	94,598
Total Assets	31,800,924	169,647,547

Liabilities
Payable for investment securities purchased	0	615,102
Distribution Payable	0	19,616
Payable for fund shares redeemed	47,836	986,564
Payable for investment advisory fee	0	108,934
Payable for administration fee	4,804	23,898
Reimbursement for shareholder servicing	930	9,341
Payable for trustee deferred compensation plan	34,485	2,735
Payable for chief compliance officer fee	260	1,093
Other payables	41,615	37,180
Total Liabilities	129,930	1,804,463
Net Assets	$31,670,994	$167,843,084

Composition of Net Assets
Paid-in capital	$29,063,071	$170,621,080
(Over)/Undistributed net investment income	(35,046)	34,425
Accumulated net realized loss on investments	(954,805)	(211,952)
Net unrealized appreciation/(depreciation) on investments	3,597,774	(2,600,469)
Net Assets	$31,670,994	$167,843,084

Net Asset Value Per Share
Retail Class
Net assets	$28,482,217	$161,791,741
Shares of beneficial interest outstanding	829,311	13,414,371
Net asset value per share	$34.34	$12.06
Institutional Class
Net assets	$3,188,777	$6,051,343
Shares of beneficial interest outstanding	92,816	501,709
Net asset value per share	$34.36	$12.06
Cost of Investments	$28,114,498	$165,765,121

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	127

Westcore Bond Funds as of December 31, 2007

	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund

Assets
Investments at value (cost - see below)	$206,179,112	$1,124,849,577	$57,045,361
Cash and cash equivalents	0	5,132	0
Dividends and interest receivable	3,350,830	12,992,401	377,802
Receivable for fund shares subscribed	108,495	2,207,944	0
Investment for trustee deferred compensation plan	25,863	63,988	25,385
Prepaid and other assets	20,242	52,026	3,275
Total Assets	209,684,542	1,140,171,068	57,451,823

Liabilities
Amount due to custodian resulting
from custodian error	0	503,168	0
Payable for fund shares redeemed	1,021,939	886,906	181,079
Payable for investment advisory fee	16,969	137,335	1,859
Payable for administration fee	30,079	151,962	7,420
Reimbursement for shareholder servicing	14,547	65,947	2,966
Payable for trustee deferred compensation plan	25,863	63,988	25,385
Payable for chief compliance officer fee	1,998	8,153	451
Other payables	104,987	190,154	28,937
Total Liabilities	1,216,382	2,007,613	248,097
Net Assets	$208,468,160	$1,138,163,455	$57,203,726

Composition of Net Assets
Paid-in capital	$225,150,467	$1,139,818,571	$56,622,981
Overdistributed net investment income	(227,164)	(199,978)	(21,353)
Accumulated net realized gain/(loss)
on investments	900,026	(976,577)	3,590
Net unrealized appreciation/(depreciation)
on investments	(17,355,169)	(478,561)	598,508
Net Assets	$208,468,160	$1,138,163,455	$57,203,726

Net Asset Value Per Share
Retail Class
Net assets	$207,037,686	$1,102,647,440	$57,203,726
Shares of beneficial interest outstanding	21,937,453	104,551,020	5,181,990
Net asset value per share	$9.44	$10.55	$11.04
Institutional Class
Net assets	$1,430,474	$35,516,015	N/A
Shares of beneficial interest outstanding	151,651	3,367,856	N/A
Net asset value per share	$9.43	$10.55	N/A
Cost of Investments	$223,534,281	$1,125,328,138	$56,446,853

See Notes to Financial Statements.

128	Annual Report December 31, 2007

Westcore Equity Funds
For the Year Ended December 31, 2007
	Westcore	Westcore
	MIDCO	Growth
	Growth Fund	Fund

Investment Income
Dividends (net of foreign withholding taxes of
$0 and $8,505, respectively)	$599,823	$2,558,393
Interest	321,827	393,386
Total Income	921,650	2,951,779

Expenses
Investment advisory fee	1,278,851	1,929,117
Administrative fee	349,585	526,396
Shareholder servicing reimbursement - Retail Class	121,937	255,058
Transfer agent fees	75,680	61,606
Fund accounting fees and expenses	69,727	99,040
Legal fees	5,861	9,887
Printing fees	28,628	62,404
Registration fees	23,267	33,162
Audit and tax preparation fees	20,801	21,840
Custodian fees	18,974	21,508
Insurance	7,431	6,036
Trustee fees and expenses	16,555	24,898
Shareholder meeting expenses	6,188	33,267
Chief compliance officer fee	7,410	11,101
Offering costs - Institutional Class	16,980	13,332
Other	3,094	22,708
Total expenses before waivers	2,050,969	3,131,360
Expenses waived by:
Investment advisor - Institutional Class	(26,522)	(22,688)
Net Expenses	2,024,447	3,108,672
Net Investment Loss	(1,102,797)	(156,893)

Realized and Unrealized Gain/(Loss)
Net realized gain from:
Investments	30,027,419	24,605,883
Net realized gain	30,027,419	24,605,883
Net change in unrealized appreciation/(depreciation) on:
Investments	(7,595,184)	37,172,102
Net change	(7,595,184)	37,172,102
Net Realized And Unrealized Gain	22,432,235	61,777,985
Net Increase In Net Assets
Resulting From Operations	$21,329,438	$61,621,092

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	129

Westcore Equity Funds (continued)
For the Year Ended December 31, 2007
	Westcore	Westcore
	Select	International
	Fund	Frontier Fund

Investment Income
Dividends (net of foreign withholding taxes
of $0 and $49,090, respectively)	$143,224	$714,359
Interest	80,491	84,104
Other income	0	155
Total Income	223,715	798,618

Expenses
Investment advisory fee	195,121	504,043
Administrative fee	52,590	74,141
Shareholder servicing reibursement	22,342	31,462
Transfer agent fees	24,186	27,600
Fund accounting fees and expenses	33,354	50,825
Legal fees	765	930
Printing fees	6,745	9,927
Registration fees	25,581	22,981
Audit and tax preparation fees	8,850	10,928
Custodian fees	4,198	42,306
Insurance	1,300	903
Trustee fees and expenses	2,323	3,381
Shareholder meeting expenses	2,082	3,939
Chief compliance officer fee	1,116	1,574
Other	1,433	2,908
Total expenses before waivers	381,986	787,848
Expenses waived by:
Investment advisor	(36,251)	(152,928)
Administrator	(1,588)	(3,757)
Net Expenses	344,147	631,163
Net Investment Income/(Loss)	(120,432)	167,455

Realized and Unrealized Gain/(Loss)
Net realized gain from:
Investments	3,710,452	2,514,984
Foreign currency transactions	0	1,184,681
Net realized gain	3,710,452	3,699,665
Net change in unrealized appreciation/(depreciation) on:
Investments	(142,011)	(4,244,090)
Translation of assets and liabilities
denominated in foreign currencies	0	1,307,672
Net change	(142,011)	(2,936,418)
Net Realized And Unrealized Gain	3,568,441	763,247
Net Increase In Net Assets
Resulting From Operations	$3,448,009	$930,702

See Notes to Financial Statements.

130	Annual Report December 31, 2007

Westcore Equity Funds (continued)
For the Year Ended December 31, 2007
	Westcore	Westcore
	Blue Chip	Mid-Cap
	Fund	Value Fund

Investment Income
Dividends (net of foreign withholding taxes of
$8,107 and $1,239, respectively)	$930,914	$1,196,655
Interest	69,333	149,420
Total Income	1,000,247	1,346,075

Expenses
Investment advisory fee	420,604	776,873
Administrative fee	116,913	182,841
Shareholder servicing reimbursement - Retail Class	29,336	82,689
Transfer agent fees	24,717	30,099
Fund accounting fees and expenses	40,994	38,704
Legal fees	2,315	3,886
Printing fees	6,237	22,043
Registration fees	18,590	25,717
Audit and tax preparation fees	14,046	12,487
Custodian fees	4,700	9,842
Insurance	1,845	1,744
Trustee fees and expenses	5,578	8,520
Shareholder meeting expenses	586	13,492
Chief compliance officer fee	2,453	3,880
Offering costs - Institutional Class	3,227	-
Other	1,629	4,026
Total expenses before waivers	693,770	1,216,843
Expenses waived by:
Investment advisor - Institutional Class	(12,124)	-
Net Expenses	681,646	1,216,843
Net Investment Income	318,601	129,232

Realized and Unrealized Gain/(Loss)
Net realized gain from:
Investments	3,711,038	436,692
Net realized gain	3,711,038	436,692
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,651,505)	177,439
Net change	(1,651,505)	177,439
Net Realized And Unrealized Gain	2,059,533	614,131
Net Increase In Net Assets
Resulting From Operations	$2,378,134	$743,363

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	131

Westcore Equity Funds (continued)
For the Year Ended December 31, 2007
	Westcore	Westcore
	Small-Cap	Small-Cap
	Opportunity Fund	Value Fund

Investment Income
Dividends	$222,666	$2,882,330
Interest	59,672	322,353
Total Income	282,338	3,204,683

Expenses
Investment advisory fee	317,214	1,255,119
Administrative fee	58,069	223,228
Shareholder servicing reimbursement - Retail Class	16,925	94,258
Transfer agent fees	29,217	24,758
Fund accounting fees and expenses	42,712	44,412
Legal fees	1,132	3,833
Printing fees	4,699	22,098
Registration fees	12,539	22,254
Audit and tax preparation fees	12,227	12,227
Custodian fees	3,667	21,170
Insurance	2,240	463
Trustee fees and expenses	2,512	9,156
Shareholder meeting expenses	1,029	4,371
Chief compliance officer fee	1,190	4,679
Offering costs - Institutional Class	13,106	13,481
Other	4,844	5,959
Total expenses before waivers	523,322	1,761,466
Expenses waived by:
Investment advisor
Retail Class	(82,620)	(104,151)
Institutional Class	(24,711)	(23,038)
Administrator - Retail Class	(2,298)	(2,897)
Net Expenses	413,693	1,631,380
Net Investment Income/(Loss)	(131,355)	1,573,303

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) from:
Investments	(663,264)	367,266
Net realized gain/(loss)	(663,264)	367,266
Net change in unrealized depreciation on:
Investments	(1,162,989)	(11,316,592)
Net change	(1,162,989)	(11,316,592)
Net Realized And Unrealized Loss	(1,826,253)	(10,949,326)
Net Decrease In Net Assets
Resulting From Operations	$(1,957,608)	$(9,376,023)

See Notes to Financial Statements.

132	Annual Report December 31, 2007

Westcore Bond Funds
For the Year Ended December 31, 2007
	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Emempt Fund

Investment Income
Dividends (net of foreign withholding
taxes of $8,976 for the Westcore
Flexible Income Fund)	$4,558,820	$1,446,791	$0
Interest	14,411,031	54,073,649	2,562,572
Other income	134,501	474,815	0
Total Income	19,104,352	55,995,255	2,562,572

Expenses
Investment advisory fee	1,202,423	4,371,124	285,028
Administrative fee	475,396	1,713,803	100,181
Shareholder servicing reimbursement -
Retail Class	218,626	724,371	36,791
Transfer agent fees	93,420	192,088	27,733
Fund accounting fees and expenses	104,747	324,526	50,796
Legal fees	10,574	31,666	1,848
Printing fees	66,410	194,564	5,660
Registration fees	72,059	75,721	9,846
Audit and tax preparation fees	50,808	24,438	12,487
Custodian fees	19,064	60,322	3,620
Insurance	4,481	14,976	389
Trustee fees and expenses	23,087	76,924	4,700
Shareholder meeting expenses	37,690	68,086	402
Chief compliance officer fee	10,085	36,375	2,138
Offering costs - Institutional Class	12,763	23,760	-
Other	66,128	29,452	1,729
Total expenses before waivers	2,467,761	7,962,196	543,348
Expenses waived by:
Investment advisor
Retail Class	(162,244)	(2,454,505)	(165,164)
Institutional Class	(21,924)	(49,430)	-
Administrator - Retail Class	(11,900)	(121,089)	(7,642)
Net Expenses	2,271,693	5,337,172	370,542
Net Investment Income	16,832,659	50,658,083	2,192,030

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) from:
Investments	(1,196,471)	138,943	13,678
Net realized gain/(loss)	(1,196,471)	138,943	13,678
Net change in unrealized
appreciation/(depreciation) on:
Investments	(23,463,785)	744,517	(661,371)
Net change	(23,463,785)	744,517	(661,371)
Net Realized And Unrealized Gain/(Loss)	(24,660,256)	883,460	(647,693)
Net Increase/(Decrease) In Net Assets
Resulting From Operations	$(7,827,597)	$51,541,543	$1,544,337

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	133

Westcore MIDCO Growth Fund

		For the Period
	Year Ended	June 1, 2006 to	Year Ended
	December 31, 2007(1)	December 31, 2006(2)	May 31, 2006

Operations
Net investment loss	$(1,102,797)	$(400,814)	$(655,364)
Net realized gain from investment transactions	30,027,419	18,170,419	20,086,331
Change in unrealized net appreciation or
depreciation of investments	(7,595,184)	(718,713)	5,369,372
Net increase in net assets resulting
from operations	21,329,438	17,050,892	24,800,339

Dividends and Distributions (Note 1)
From net realized gain from
investment transactions	(30,740,870)	(28,313,469)	(424,049)
Decrease in net assets from dividends
and distributions	(30,740,870)	(28,313,469)	(424,049)

Beneficial Interest Transactions (Note 2)
Shares Sold	41,500,019	7,983,322	38,456,076
Shares issued in reinvestment of dividends
and distributions	28,111,812	26,372,693	397,781
	69,611,831	34,356,015	38,853,857
Shares redeemed	(58,343,390)	(32,645,194)	(52,673,277)
Net increase/(decrease) from beneficial
interest transactions	11,268,441	1,710,821	(13,819,420)
Redemption fees	4,097	1,431	5,129

Net Increase/(Decrease) In Net Assets	1,861,106	(9,550,325)	10,561,999

Net Assets:
Beginning of period	184,096,856	193,647,181	183,085,182
End of period (Including overdistributed
net investment income of ($391,918),
($377,541) and ($368,730), respectively)	$185,957,962	$184,096,856	$193,647,181

(1) The Fund began offering Institutional Class shares on September 28, 2007.
(2) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.

See Notes to Financial Statements.

134	Annual Report December 31, 2007

Westcore Growth Fund
		For the Period
	Year Ended	June 1, 2006 to	Year Ended
	December 31, 2007(1)	December 31, 2006(2)	May 31, 2006

Operations
Net investment loss	$(156,893)	$(246,218)	$(564,483)
Net realized gain from investment transactions	24,605,883	1,298,478	370,713
Change in unrealized net appreciation or
depreciation of investments	37,172,102	13,730,203	14,921,019
Net increase in net assets resulting
from operations	61,621,092	14,782,463	14,727,249

Dividends and Distributions (Note 1)
From net investment income	0	0	(56,298)
From net realized gain from
investment transactions	(15,979,759)	(121,011)	(1,094,193)
Decrease in net assets from dividends
and distributions	(15,979,759)	(121,011)	(1,150,491)

Beneficial Interest Transactions (Note 2)
Shares Sold	90,104,433	52,426,930	104,649,686
Shares issued in reinvestment of dividends
and distributions	15,863,682	114,883	1,099,948
	105,968,115	52,541,813	105,749,634
Shares redeemed	(122,695,982)	(48,527,170)	(43,706,125)
Net increase/(decrease) from beneficial
interest transactions	(16,727,867)	4,014,643	62,043,509
Redemption fees	3,999	16,036	24,886

Net Increase In Net Assets	28,917,465	18,692,131	75,645,153

Net Assets:
Beginning of period	274,035,363	255,343,232	179,698,079
End of period (Including overdistributed
net investment income of ($27,904),
($20,452) and ($19,930), respectively)	$302,952,828	$274,035,363	$255,343,232

(1) The Fund began offering Institutional Class shares on September 28, 2007.
(2) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	135

Westcore Select Fund

		For the Period
	Year Ended	June 1, 2006 to	Year Ended
	December 31, 2007	December 31, 2006(1)	May 31, 2006

Operations
Net investment loss	$(120,432)	$(9,272)	$(42,323)
Net realized gain from investment transactions	3,710,452	1,111,583	1,998,795
Change in unrealized net appreciation or
depreciation of investments	(142,011)	369,509	(13,838)
Net increase in net assets resulting
from operations	3,448,009	1,471,820	1,942,634

Dividends and Distributions (Note 1)
From net realized gain from
investment transactions	(3,522,227)	0	0
Decrease in net assets from dividends
and distributions	(3,522,227)	0	0

Beneficial Interest Transactions (Note 2)
Shares Sold	22,897,378	13,664,336	1,337,314
Shares issued in reinvestment of dividends
and distributions	3,426,634	0	0
	26,324,012	13,664,336	1,337,314
Shares redeemed	(11,657,790)	(1,676,092)	(2,962,024)
Net increase/(decrease) from beneficial
interest transactions	14,666,222	11,988,244	(1,624,710)
Redemption fees	24,694	3,994	1,209

Net Increase In Net Assets	14,616,698	13,464,058	319,133

Net Assets:
Beginning of period	22,962,586	9,498,528	9,179,395
End of period (Including overdistributed
net investment income of ($7,677),
($6,821) and ($6,622), respectively)	$37,579,284	$22,962,586	$9,498,528

(1) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.

See Notes to Financial Statements.

136	Annual Report December 31, 2007

Westcore International Frontier Fund
		For the Period
	Year Ended	June 1, 2006 to	Year Ended
	December 31, 2007	December 31, 2006(1)	May 31, 2006

Operations
Net investment income	$167,455	$69,845	$312,335
Net realized gain from investment and
foreign currency transactions	3,699,665	5,179,710	2,961,454
Change in unrealized net appreciation or
depreciation of investments and translation
of assets and liabilities denominated in
foreign currencies	(2,936,418)	(2,279,466)	3,064,673
Net increase in net assets resulting
from operations	930,702	2,970,089	6,338,462

Dividends and Distributions (Note 1)
From net investment income	(238,133)	(306,546)	0
From net realized gain from
investment transactions	(861,491)	0	(64,646)
Decrease in net assets from dividends
and distributions	(1,099,624)	(306,546)	(64,646)

Beneficial Interest Transactions (Note 2)
Shares Sold	11,165,416	5,496,915	17,205,815
Shares issued in reinvestment of dividends
and distributions	836,570	250,512	56,205
	12,001,986	5,747,427	17,262,020
Shares redeemed	(6,783,935)	(9,302,671)	(8,421,063)
Net increase/(decrease) from beneficial
interest transactions	5,218,051	(3,555,244)	8,840,957
Redemption fees	1,713	3,758	5,521

Net Increase/(Decrease) In Net Assets	5,050,842	(887,943)	15,120,294

Net Assets:
Beginning of period	35,628,983	36,516,926	21,396,632
End of period (Including (over)/undistributed
net investment income of ($5,607),
$71,420 and $297,040, respectively)	$40,679,825	$35,628,983	$36,516,926

(1) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	137

Westcore Blue Chip Fund
		For the Period
	Year Ended	June 1, 2006 to	Year Ended
	December 31, 2007(1)	December 31, 2006(2)	May 31, 2006

Operations
Net investment income	$318,601	$182,538	$273,149
Net realized gain from investment transactions	3,711,038	1,168,605	4,641,305
Change in unrealized net appreciation or
depreciation of investments	(1,651,505)	4,669,507	1,072,980
Net increase in net assets resulting
from operations	2,378,134	6,020,650	5,987,434

Dividends and Distributions (Note 1)
From net investment income	(400,410)	(379,989)	(300,005)
From net realized gain from
investment transactions	(3,802,684)	(3,266,717)	(4,500,076)
Decrease in net assets from dividends
and distributions	(4,203,094)	(3,646,706)	(4,800,081)

Beneficial Interest Transactions (Note 2)
Shares Sold	11,776,939	2,626,193	6,309,961
Shares issued in reinvestment of dividends
and distributions	4,039,429	3,493,547	4,568,726
	15,816,368	6,119,740	10,878,687
Shares redeemed	(20,558,845)	(5,868,934)	(11,411,228)
Net increase/(decrease) from beneficial
interest transactions	(4,742,477)	250,806	(532,541)
Redemption fees	1,781	1,495	2,273

Net Increase/(Decrease) In Net Assets	(6,565,656)	2,626,245	657,085

Net Assets:
Beginning of period	66,401,534	63,775,289	63,118,204

End of period (Including (over)/undistributed
net investment income of ($16,068),
$11,204 and $208,655, respectively)	$59,835,878	$66,401,534	$63,775,289

(1) The Fund began offering Institutional Class shares on September 28, 2007.
(2) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.

See Notes to Financial Statements.

138	Annual Report December 31, 2007

Westcore Mid-Cap Value Fund
		For the Period
	Year Ended	June 1, 2006 to	Year Ended
	December 31, 2007(1)	December 31, 2006(2)	May 31, 2006

Operations
Net investment income	$129,232	$290,244	$236,020
Net realized gain from investment transactions	436,692	1,585,054	1,566,014
Change in unrealized net appreciation
or depreciation of investments	177,439	5,538,732	3,444,734
Net increase in net assets resulting
from operations	743,363	7,414,030	5,246,768

Dividends and Distributions (Note 1)
From net investment income	(114,787)	(400,024)	(100,176)
From net realized gain from
investment transactions	(1,094,679)	(1,100,587)	(2,945,774)
Decrease in net assets from dividends
and distributions	(1,209,466)	(1,500,611)	(3,045,950)

Beneficial Interest Transactions (Note 2)
Shares Sold	43,107,499	19,241,711	43,777,131
Shares issued in reinvestment of dividends
and distributions	1,024,456	1,318,258	2,555,799
	44,131,955	20,559,969	46,332,930
Shares redeemed	(30,382,900)	(9,949,343)	(8,236,566)
Net increase from beneficial
interest transactions	13,749,055	10,610,626	38,096,364
Redemption fees	8,846	6,747	9,838

Net Increase In Net Assets	13,291,798	16,530,792	40,307,020

Net Assets:
Beginning of period	87,570,977	71,040,185	30,733,165
End of period (Including (over)/undistributed
net investment income of $28,534,
($2,812) and $138,708, respectively)	$100,862,775	$87,570,977	$71,040,185

(1) The Fund began offering Institutional Class shares on September 28, 2007.
(2) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	139

Westcore Small-Cap Opportunity Fund
		For the Period
	Year Ended	June 1, 2006 to	Year Ended
	December 31, 2007(1)	December 31, 2006(2)	May 31, 2006

Operations
Net investment loss	$(131,355)	$(35,114)	$(67,526)
Net realized gain/(loss) from investment
transactions	(663,264)	1,256,971	1,905,693
Change in unrealized net appreciation or
depreciation of investments	(1,162,989)	728,871	1,520,707
Net increase/(decrease) in net assets resulting
from operations	(1,957,608)	1,950,728	3,358,874

Dividends and Distributions (Note 1)
From net realized gain from
investment transactions	(614,548)	(2,002,753)	(2,540,489)
Decrease in net assets from dividends
and distributions	(614,548)	(2,002,753)	(2,540,489)

Beneficial Interest Transactions (Note 2)
Shares Sold	26,086,385	4,424,255	6,608,896
Shares issued in reinvestment of dividends
and distributions	607,212	1,975,558	2,511,882
	26,693,597	6,399,813	9,120,778
Shares redeemed	(16,468,095)	(2,806,008)	(7,860,433)
Net increase from beneficial
interest transactions	10,225,502	3,593,805	1,260,345
Redemption fees	2,299	297	122

Net Increase In Net Assets	7,655,645	3,542,077	2,078,852

Net Assets:
Beginning of period	24,015,349	20,473,272	18,394,420
End of period (Including overdistributed
net investment income of ($35,046),
($33,353) and ($32,439), respectively)	$31,670,994	$24,015,349	$20,473,272

(1) The Fund began offering Institutional Class shares on September 28, 2007.
(2) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.

See Notes to Financial Statements.

140	Annual Report December 31, 2007

Westcore Small-Cap Value Fund
		For the Period
	Year Ended	June 1, 2006 to	Year Ended
	December 31, 2007(1)	December 31, 2006(2)	May 31, 2006

Operations
Net investment income	$1,573,303	$332,770	$400,729
Net realized gain from investment transactions	367,266	510,725	141,520
Change in unrealized net appreciation or
depreciation of investments	(11,316,592)	6,107,065	2,654,352
Net increase/(decrease) in net assets resulting
from operations	(9,376,023)	6,950,560	3,196,601

Dividends and Distributions (Note 1)
From net investment income	(1,529,794)	(420,110)	(259,929)
From net realized gain from
investment transactions	(1,157,353)	(17,580)	(158,936)
Decrease in net assets from dividends
and distributions	(2,687,147)	(437,690)	(418,865)

Beneficial Interest Transactions (Note 2)
Shares Sold	149,060,480	19,261,993	22,565,422
Shares issued in reinvestment of dividends
and distributions	2,603,095	407,950	396,136
	151,663,575	19,669,943	22,961,558
Shares redeemed	(30,111,424)	(5,640,818)	(3,975,101)
Net increase from beneficial
interest transactions	121,552,151	14,029,125	18,986,457
Redemption fees	10,765	4,540	582

Net Increase In Net Assets	109,499,746	20,546,535	21,764,775

Net Assets:
Beginning of period	58,343,338	37,796,803	16,032,028
End of period (Including undistributed
net investment income of $34,425,
$16,142 and $128,618, respectively)	$167,843,084	$58,343,338	$37,796,803

(1) The Fund began offering Institutional Class shares on September 28, 2007.
(2) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	141

Westcore Flexible Income Fund
		For the Period
	Year Ended	June 1, 2006 to	Year Ended
	December 31, 2007(1)	December 31, 2006(2)	May 31, 2006

Operations
Net investment income	$16,832,659	$8,985,544	$12,865,591
Net realized gain/(loss) from
investment transactions	(1,196,471)	866,109	(1,451,891)
Change in unrealized net appreciation or
depreciation of investments	(23,463,785)	10,011,783	(1,934,899)
Net increase/(decrease) in net assets resulting
from operations	(7,827,597)	19,863,436	9,478,801

Dividends and Distributions (Note 1)
From net investment income	(15,528,064)	(8,331,028)	(11,898,362)
From net realized gain from
investment transactions	(746,892)	0	0
From paid in capital	(203,809)	0	0
Decrease in net assets from dividends
and distributions	(16,478,765)	(8,331,028)	(11,898,362)

Beneficial Interest Transactions (Note 2)
Shares Sold	103,888,474	105,510,952	77,368,215
Shares issued in reinvestment of dividends
and distributions	15,858,723	7,991,067	11,343,256
	119,747,197	113,502,019	88,711,471
Shares redeemed	(156,284,946)	(26,929,422)	(78,382,266)
Net increase/(decrease) from beneficial
interest transactions	(36,537,749)	86,572,597	10,329,205
Redemption fees	68,399	23,256	47,992

Net Increase/(Decrease) In Net Assets	(60,775,712)	98,128,261	7,957,636

Net Assets:
Beginning of period	269,243,872	171,115,611	163,157,975
End of period (Including (over)/undistributed
net investment income of ($227,164),
($173,527) and $17,464, respectively)	$208,468,160	$269,243,872	$171,115,611

(1) The Fund began offering Institutional Class shares on September 28, 2007.
(2) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.

See Notes to Financial Statements.

142	Annual Report December 31, 2007

Westcore Plus Bond Fund
		For the Period
	Year Ended	June 1, 2006 to	Year Ended
	December 31, 2007(1)	December 31, 2006(2)	May 31, 2006

Operations
Net investment income	$50,658,083	$18,677,476	$19,714,471
Net realized loss from investment transactions	138,943	(650,701)	(111,528)
Change in unrealized net appreciation or
depreciation of investments	744,517	14,004,037	(15,917,548)
Net increase in net assets resulting
from operations	51,541,543	32,030,812	3,685,395

Dividends and Distributions (Note 1)
From net investment income	(50,950,386)	(18,313,453)	(19,686,599)
From net realized gain from
investment transactions	0	0	(32,175)
Decrease in net assets from dividends
and distributions	(50,950,386)	(18,313,453)	(19,718,774)

Beneficial Interest Transactions (Note 2)
Shares Sold	660,598,318	310,512,333	335,321,578
Shares issued in reinvestment of dividends
and distributions	43,119,471	15,847,433	17,358,100
	703,717,789	326,359,766	352,679,678
Shares redeemed	(297,928,829)	(69,005,802)	(102,838,846)
Net increase from beneficial
interest transactions	405,788,960	257,353,964	249,840,832
Redemption fees	155,264	47,455	92,518

Net Increase In Net Assets	406,535,381	271,118,778	233,899,971

Net Assets:
Beginning of period	731,628,074	460,509,296	226,609,325
End of period (Including overdistributed net
investment income of ($199,978),
($2,748) and ($146,535), respectively)	$1,138,163,455	$731,628,074	$460,509,296

(1) The Fund began offering Institutional Class shares on September 28, 2007.
(2) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	143

Westcore Colorado Tax-Exempt Fund
		For the Period
	Year Ended	June 1, 2006 to	Year Ended
	December 31, 2007	December 31, 2006(1)	May 31, 2006

Operations
Net investment income	$2,192,030	$1,261,394	$2,193,349
Net realized gain/(loss) from
investment transactions	13,678	(9,004)	7,768
Change in unrealized net appreciation
or depreciation of investments	(661,371)	788,633	(1,644,064)
Net increase in net assets resulting
from operations	1,544,337	2,041,023	557,053

Dividends and Distributions (Note 1)
From net investment income	(2,211,245)	(1,253,946)	(2,195,840)
Decrease in net assets from dividends
and distributions	(2,211,245)	(1,253,946)	(2,195,840)

Beneficial Interest Transactions (Note 2)
Shares Sold	10,782,599	4,309,157	12,372,793
Shares issued in reinvestment of dividends
and distributions	1,927,980	1,024,900	1,838,004
	12,710,579	5,334,057	14,210,797
Shares redeemed	(10,736,823)	(5,755,882)	(16,391,190)
Net increase/(decrease) from beneficial
interest transactions	1,973,756	(421,825)	(2,180,393)
Redemption fees	2,374	421	1,953

Net Increase/(Decrease) In Net Assets	1,309,222	365,673	(3,817,227)

Net Assets:
Beginning of period	55,894,504	55,528,831	59,346,058
End of period (Including overdistributed
net investment income of ($21,353),
($7,223) and ($14,671), respectively)	$57,203,726	$55,894,504	$55,528,831

(1) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.

See Notes to Financial Statements.

144	Annual Report December 31, 2007

This Page Intentionally Left Blank

Westcore MIDCO Growth Fund - Retail Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
Year Ended
December 31, 2007
Net asset value - beginning of the period	$7.45

Income from Investment Operations
Net investment loss	(0.04)
Net realized and unrealized gain/(loss) on investments	0.89
Total income/(loss) from investment operations	0.85

Distributions
Dividends from net realized gain on investments	(1.36)
Total distributions	(1.36)
Paid-in capital from redemption fees	0.00 (2)
Net asset value - end of period	$6.94
Total return	11.37%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$173,481
Ratio of expenses to average net assets	1.03%
Ratio of expenses to average net assets without fee waivers	1.03%
Ratio of net investment loss to average net assets	(0.56)%
Ratio of net investment loss to average net assets without fee waivers	(0.56)%
Portfolio turnover rate	116.04%

(1) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.
(2) Less than $0.005 per share.
(3) Total return not annualized for periods less than one full year.
(4) Annualized.

See Notes to Financial Statements.

146	Annual Report December 31, 2007

For the Period
June 1, 2006 to	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006 (1)	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003
$7.99	$7.03	$6.79	$5.69	$5.81

(0.00)	(0.03)	(0.04)	(0.03)	(0.02)
0.78	1.01	0.28	1.13	(0.10)
0.78	0.98	0.24	1.10	(0.12)

(1.32)	(0.02)	(0.00)	(0.00)	(0.00)
(1.32)	(0.02)	(0.00)	(0.00)	(0.00)
0.00 (2)	0.00 (2)	0.00 (2)	-	-
$7.45	$7.99	$7.03	$6.79	$5.69
9.63%(3)	13.90%	3.53%	19.33%	(2.07)%

$184,097	$193,647	$183,085	$180,159	$124,309
1.08%(4)	1.09%	1.11%	1.14%	1.15%
1.08%(4)	1.09%	1.11%	1.18%	1.41%
(0.37)%(4)	(0.34)%	(0.62)%	(0.62)%	(0.57)%
(0.37)%(4)	(0.34)%	(0.62)%	(0.66)%	(0.83)%
76.44%	126.52%	83.60%	53.11%	49.48%

1-800-392-CORE (2673) ■ www.westcore.com	147

Westcore Growth Fund - Retail Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
Year Ended
December 31, 2007
Net asset value - beginning of the period	$13.31

Income from Investment Operations
Net investment income/(loss)	(0.01)
Net realized and unrealized gain/(loss) on investments	3.01
Total income/(loss) from investment operations	3.00

Distributions
Dividends from net investment income	(0.00)
Dividends from net realized gain on investments	(0.86)
Total distributions	(0.86)
Paid-in capital from redemption fees	0.00 (2)
Net asset value - end of period	$15.45
Total return	22.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$299,659
Ratio of expenses to average net assets	1.05%
Ratio of expenses to average net assets without fee waivers	1.05%
Ratio of net investment income/(loss) to average net assets	(0.05)%
Ratio of net investment income/(loss) to average net assets without fee waivers	(0.05)%
Portfolio turnover rate	126.89%

(1) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.
(2) Less than $0.005 per share.
(3) Total return not annualized for periods less than one full year.
(4) Annualized.

See Notes to Financial Statements.

148	Annual Report December 31, 2007

For the Period
June 1, 2006 to	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006 (1)	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003
$12.58	$11.74	$11.01	$9.25	$10.48

(0.00)	(0.03)	0.01	(0.02)	(0.01)
0.74	0.93	0.94	1.78	(1.22)
0.74	0.90	0.95	1.76	(1.23)

(0.00)	(0.00)(2)	(0.01)	(0.00)	(0.00)
(0.01)	(0.06)	(0.21)	(0.00)	(0.00)
(0.01)	(0.06)	(0.22)	(0.00)	(0.00)
0.00 (2)	0.00 (2)	0.00 (2)	-	-
$13.31	$12.58	$11.74	$11.01	$9.25
5.85% (3)	7.67%	8.61%	19.03%	(11.74)%

$274,035	$255,343	$179,698	$82,013	$32,864
1.11% (4)	1.08%	1.13%	1.15%	1.15%
1.11% (4)	1.08%	1.13%	1.26%	1.52%
(0.16)% (4)	(0.24)%	0.13%	(0.26)%	(0.17)%
(0.16)% (4)	(0.24)%	0.13%	(0.37)%	(0.54)%
87.11%	111.44%	113.23%	48.66%	41.19%

1-800-392-CORE (2673) ■ www.westcore.com	149

Westcore Select Fund - Retail Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
Year Ended
December 31, 2007
Net asset value - beginning of the period	$16.66

Income from Investment Operations
Net investment income/(loss)	(0.05)
Net realized and unrealized gain/(loss) on investments	2.59
Total income/(loss) from investment operations	2.54

Distributions
Dividends from net realized gain on investments	(1.78)
Total distributions	(1.78)
Paid-in capital from redemption fees	0.01
Net asset value - end of period	$17.43
Total return	15.25%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,579
Ratio of expenses to average net assets	1.15%
Ratio of expenses to average net assets without fee waivers	1.27%
Ratio of net investment income/(loss) to average net assets	(0.40)%
Ratio of net investment income/(loss) to average net assets without fee waivers	(0.53)%
Portfolio turnover rate	168.06%

(1) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.
(2) Less than $0.005 per share.
(3) Total return not annualized for periods less than one full year.
(4) Annualized.

See Notes to Financial Statements.

150	Annual Report December 31, 2007

For the Period
June 1, 2006 to	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006 (1)	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003
$15.04	$12.23	$11.46	$9.46	$11.43

0.01	(0.07)	(0.08)	(0.08)	(0.08)
1.61	2.88	0.85	2.08	(1.89)
1.62	2.81	0.77	2.00	(1.97)

(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
0.00 (2)	0.00 (2)	0.00 (2)	-	-
$16.66	$15.04	$12.23	$11.46	$9.46
10.77% (3)	22.98%	6.72%	21.14%	(17.24)%

$22,963	$9,499	$9,179	$7,532	$7,323
1.15% (4)	1.15%	1.15%	1.15%	1.15%
1.53% (4)	1.75%	1.83%	2.08%	2.19%
(0.11)% (4)	(0.45)%	(0.72)%	(0.68)%	0.59%
(0.50)% (4)	(1.05)%	(1.40)%	(1.61)%	(1.63)%
65.46%	148.48%	107.49%	80.76%	105.70%

1-800-392-CORE (2673) ■ www.westcore.com	151

Westcore International Frontier Fund - Retail Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
Year Ended
December 31, 2007
Net asset value - beginning of the period	$14.39

Income from Investment Operations
Net investment income	0.06
Net realized and unrealized gain/(loss) on investments	0.36
Total income/(loss) from investment operations	0.42

Distributions
Dividends from net investment income	(0.09)
Dividends from net realized gain on investments	(0.31)
Total distributions	(0.40)
Paid-in capital from redemption fees	0.00 (2)
Net asset value - end of period	$14.41
Total return	2.94%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$40,680
Ratio of expenses to average net assets	1.50%
Ratio of expenses to average net assets without fee waivers	1.87%
Ratio of net investment income to average net assets	0.40%
Ratio of net investment income/(loss) to average net assets without fee waivers	0.03%
Portfolio turnover rate	77.77%

(1) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.
(2) Less than $0.005 per share.
(3) Total return not annualized for periods less than one full year.
(4) Annualized.

See Notes to Financial Statements.

152	Annual Report December 31, 2007

For the Period
June 1, 2006 to	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006 (1)	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003
$13.40	$10.43	$9.97	$7.38	$7.49

0.04	0.11	0.03	0.02	0.01
1.07	2.89	0.44	2.57	(0.12)
1.11	3.00	0.47	2.59	(0.11)

(0.12)	(0.00)	(0.01)	(0.00) (2)	(0.00)
(0.00)	(0.03)	(0.00)	(0.00)	(0.00)
(0.12)	(0.03)	(0.01)	(0.00)	(0.00)
0.00 (2)	0.00 (2)	0.00 (2)	-	-
$14.39	$13.40	$10.43	$9.97	$7.38
8.33% (3)	28.78%	4.73%	35.16%	(1.47)%

$35,629	$36,517	$21,397	$13,921	$9,982
1.50% (4)	1.50%	1.50%	1.50%	1.50%
2.26% (4)	1.98%	2.12%	2.39%	3.27%
0.33% (4)	1.12%	0.31%	0.21%	0.28%
(0.43)% (4)	0.64%	(0.31)%	(0.68)%	(1.49)%
92.65%	38.39%	51.95%	63.47%	42.73%

1-800-392-CORE (2673) ■ www.westcore.com	153

Westcore Blue Chip Fund - Retail Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
Year Ended
December 31, 2007
Net asset value - beginning of the period	$13.73

Income from Investment Operations
Net investment income	0.08
Net realized and unrealized gain/(loss) on investments	0.35
Total income/(loss) from investment operations	0.43

Distributions
Dividends from net investment income	(0.09)
Dividends from net realized gain on investments	(0.89)
Total distributions	(0.98)
Paid-in capital from redemption fees	0.00 (2)
Net asset value - end of period	$13.18
Total return	3.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$53,321
Ratio of expenses to average net assets	1.05%
Ratio of expenses to average net assets without fee waivers	1.05%
Ratio of net investment income to average net assets	0.49%
Ratio of net investment income/(loss) to average net assets without fee waivers	0.49%
Portfolio turnover rate	41.52%

(1) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.
(2) Less than $0.005 per share.
(3) Total return not annualized for periods less than one full year.
(4) Annualized.

See Notes to Financial Statements.

154	Annual Report December 31, 2007

For the Period
June 1, 2006 to	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006 (1)	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003
$13.24	$13.02	$11.62	$9.79	$11.28

0.04	0.06	0.06	0.01	0.04
1.24	1.24	1.34	1.83	(1.47)
1.28	1.30	1.40	1.84	(1.43)

(0.08)	(0.07)	(0.00)	(0.01)	(0.06)
(0.71)	(1.01)	(0.00)	(0.00)	(0.00)
(0.79)	(1.08)	(0.00)	(0.01)	(0.06)
0.00 (2)	0.00 (2)	0.00 (2)	-	-
$13.73	$13.24	$13.02	$11.62	$9.79
9.65% (3)	10.09%	12.05%	18.83%	(12.63)%

$66,402	$63,775	$63,118	$33,439	$30,782
1.09% (4)	1.11%	1.15%	1.15%	1.15%
1.09% (4)	1.11%	1.26%	1.34%	1.52%
0.49% (4)	0.43%	0.57%	0.07%	0.47%
0.49% (4)	0.43%	0.46%	(0.12)%	0.10%
27.88%	49.55%	58.40%	56.46%	49.12%

1-800-392-CORE (2673) ■ www.westcore.com	155

Westcore Mid-Cap Value Fund - Retail Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
Year Ended
December 31, 2007
Net asset value - beginning of the period	$20.48

Income from Investment Operations
Net investment income/(loss)	0.03
Net realized and unrealized gain/(loss) on investments	0.31
Total income/(loss) from investment operations	0.34

Distributions
Dividends from net investment income	(0.02)
Dividends from net realized gain on investments	(0.23)
Total distributions	(0.25)
Paid-in capital from redemption fees	0.00 (2)
Net asset value - end of period	$20.57
Total return	1.66%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$100,863
Ratio of expenses to average net assets	1.17%
Ratio of expenses to average net assets without fee waivers	1.17%
Ratio of net investment income/(loss) to average net assets	0.12%
Ratio of net investment income/(loss) to average net assets without fee waivers	0.12%
Portfolio turnover rate	40.19%

(1) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.
(2) Less than $0.005 per share.
(3) Total return not annualized for periods less than one full year.
(4) Annualized.

See Notes to Financial Statements.

156	Annual Report December 31, 2007

For the Period
June 1, 2006 to	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006 (1)	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003
$18.96	$17.54	$15.28	$11.95	$13.26

0.06	0.06	0.03	(0.02)	0.00 (2)
1.82	2.63	3.00	3.35	(1.31)
1.88	2.69	3.03	3.33	(1.31)

(0.10)	(0.04)	(0.00)	(0.00) (2)	(0.00) (2)
(0.26)	(1.23)	(0.77)	(0.00)	(0.00)
(0.36)	(1.27)	(0.77)	(0.00)	(0.00)
0.00 (2)	0.00 (2)	0.00 (2)	-	-
$20.48	$18.96	$17.54	$15.28	$11.95
9.90% (3)	15.44%	20.02%	27.87%	(9.85)%

$87,571	$71,040	$30,733	$17,568	$10,635
1.23% (4)	1.25%	1.25%	1.25%	1.25%
1.23% (4)	1.26%	1.45%	1.66%	2.26%
0.64% (4)	0.49%	0.26%	(0.12)%	0.03%
0.64% (4)	0.48%	0.07%	(0.53)%	(0.98)%
32.79%	49.24%	63.31%	71.05%	50.36%

1-800-392-CORE (2673) ■ www.westcore.com	157

Westcore Small-Cap Opportunity Fund - Retail Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
Year Ended
December 31, 2007
Net asset value - beginning of the period	$36.22

Income from Investment Operations
Net investment income/(loss)	(0.15)
Net realized and unrealized gain/(loss) on investments	(1.05)
Total income/(loss) from investment operations	(1.20)

Distributions
Dividends from net realized gain on investments	(0.68)
Total distributions	(0.68)
Paid-in capital from redemption fees	0.00 (2)
Net asset value - end of period	$34.34
Total return	(3.33)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,482
Ratio of expenses to average net assets	1.30%
Ratio of expenses to average net assets without fee waivers	1.58%
Ratio of net investment loss to average net assets	(0.42)%
Ratio of net investment loss to average net assets without fee waivers	(0.70)%
Portfolio turnover rate	70.65%

(1) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.
(2) Less than $0.005 per share.
(3) Total return not annualized for periods less than one full year.
(4) Annualized.

See Notes to Financial Statements.

158	Annual Report December 31, 2007

For the Period
June 1, 2006 to	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006 (1)	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003
$36.24	$34.96	$32.71	$24.21	$27.47

0.01	(0.12)	(0.30)	(0.20)	(0.06)
3.23	6.48	3.74	8.70	(3.20)
3.24	6.36	3.44	8.50	(3.26)

(3.26)	(5.08)	(1.19)	(0.00)	(0.00)
(3.26)	(5.08)	(1.19)	(0.00)	(0.00)
0.00 (2)	0.00 (2)	0.00 (2)	-	-
$36.22	$36.24	$34.96	$32.71	$24.21
8.86% (3)	19.04%	10.33%	35.11%	(11.87)%

$24,015	$20,473	$18,394	$34,040	$26,899
1.30% (4)	1.30%	1.30%	1.30%	1.30%
1.73% (4)	1.77%	1.69%	1.73%	1.96%
(0.27)% (4)	(0.34)%	(0.55)%	(0.65)%	(0.25)%
(0.72)% (4)	(0.81)%	(0.94)%	(1.08)%	(0.91)%
32.09%	75.44%	70.18%	110.33%	38.79%

1-800-392-CORE (2673) ■ www.westcore.com	159

Westcore Small-Cap Value Fund - Retail Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Year Ended	For the Period June 1, 2006
	December 31, 2007	December 31, 2006 (1)
Net asset value - beginning of the period	$12.69	$11.10

Income from Investment Operations
Net investment income	0.12	0.06
Net realized and unrealized gain/(loss) on investments	(0.54)	1.62
Total income/(loss) from investment operations	(0.42)	1.68

Distributions
Dividends from net investment income	(0.12)	(0.09)
Dividends from net realized gain on investments	(0.09)	(0.00)
Total distributions	(0.21)	(0.09)
Paid-in capital from redemption fees	0.00 (2)	0.00 (2)
Net asset value - end of period	$12.06	$12.69
Total return	(3.38)%	15.19% (3)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$161,792	$58,343
Ratio of expenses to average net assets	1.30%	1.30% (4)
Ratio of expenses to average net assets without fee waivers	1.38%	1.53% (4)
Ratio of net investment income to average net assets	1.25%	1.24% (4)
Ratio of net investment income/(loss) to average net assets
without fee waivers	1.16%	1.01% (4)
Portfolio turnover rate	35.22%	18.65%

(1) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.
(2) Less than $0.005 per share.
(3) Total return not annualized for periods less than one full year.
(4) Annualized.

See Notes to Financial Statements.

160	Annual Report December 31, 2007

For the Period
Year Ended	December 13, 2004
May 31, 2006	(inception) to May 31, 2005
$9.80	$10.00

0.14	0.03
1.34	(0.23)
1.48	(0.20)

(0.11)	(0.00)
(0.07)	(0.00)
(0.18)	(0.00)
0.00 (2)	0.00 (2)
$11.10	$9.80
15.22%	(2.00)% (3)

$37,797	$16,032
1.30%	1.30% (4)
1.61%	2.94% (4)
1.47%	1.33% (4)
1.16%	(0.31)% (4)
42.54%	27.42%

1-800-392-CORE (2673) ■ www.westcore.com	161

Westcore Flexible Income Fund - Retail Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
Year Ended
December 31, 2007
Net asset value - beginning of the period	$10.41

Income from Investment Operations
Net investment income	0.66
Net realized and unrealized gain/(loss) on investments	(0.99)
Total income/(loss) from investment operations	(0.33)

Distributions
Dividends from net investment income	(0.60)
Dividends from net realized gain on investments	(0.03)
Tax return of capital	(0.01)
Total distributions	(0.64)
Paid-in capital from redemption fees	0.00 (2)
Net asset value - end of period	$9.44
Total return	(3.45)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$207,038
Ratio of expenses to average net assets	0.85%
Ratio of expenses to average net assets without fee waivers	0.92%
Ratio of net investment income to average net assets	6.30%
Ratio of net investment income to average net assets without fee waivers	6.23%
Portfolio turnover rate	20.87%

(1) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.
(2) Less than $0.005 per share.
(3) Total return not annualized for periods less than one full year.
(4) Annualized.

See Notes to Financial Statements.

162	Annual Report December 31, 2007

For the Period
June 1, 2006 to	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006 (1)	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003
$9.86	$9.97	$9.76	$9.19	$9.48

0.39	0.74	0.71	0.69	0.75
0.56	(0.17)	0.17	0.54	(0.29)
0.95	0.57	0.88	1.23	0.46

(0.40)	(0.68)	(0.67)	(0.66)	(0.71)
(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
(0.00)	(0.00)	(0.00)	(0.00)	(0.04)
(0.40)	(0.68)	(0.67)	(0.66)	(0.75)
0.00 (2)	0.00 (2)	0.00 (2)	-	-
$10.41	$9.86	$9.97	$9.76	$9.19
9.80% (3)	5.94%	9.15%	13.57%	5.71%

$269,243	$171,116	$163,158	$61,302	$9,726
0.85% (4)	0.85%	0.85%	0.85%	0.85%
0.96% (4)	0.93%	0.97%	1.06%	2.06%
7.34% (4)	7.44%	7.12%	7.12%	7.92%
7.23% (4)	7.36%	7.00%	6.91%	6.71%
15.20%	25.48%	22.04%	37.03%	37.01%

1-800-392-CORE (2673) ■ www.westcore.com	163

Westcore Plus Bond Fund - Retail Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
Year Ended
December 31, 2007
Net asset value - beginning of the period	$10.54

Income from Investment Operations
Net investment income	0.55
Net realized and unrealized gain/(loss) on investments	0.01
Total income from investment operations	0.56

Distributions
Dividends from net investment income	(0.55)
Dividends from net realized gain on investments	(0.00)
Tax return of capital	(0.00)
Total distributions	(0.55)
Paid-in capital from redemption fees	0.00 (2)
Net asset value - end of period	$10.55
Total return	5.42%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,102,647
Ratio of expenses to average net assets	0.55%
Ratio of expenses to average net assets without fee waivers	0.82%
Ratio of net investment income to average net assets	5.21%
Ratio of net investment income to average net assets without fee waivers	4.94%
Portfolio turnover rate	47.69%

(1) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.
(2) Less than $0.005 per share.
(3) Total return not annualized for periods less than one full year.
(4) Annualized.

See Notes to Financial Statements.

164	Annual Report December 31, 2007

For the Period
June 1, 2006 to	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006 (1)	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003
$10.28	$10.70	$10.62	$10.67	$10.34

0.33	0.57	0.59	0.62	0.71
0.25	(0.41)	0.14	(0.05)	0.33
0.58	0.16	0.73	0.57	1.04

(0.32)	(0.58)	(0.58)	(0.60)	(0.68)
(0.00)	(0.00) (2)	(0.07)	(0.02)	(0.00)
(0.00)	(0.00)	(0.00)	(0.00)	(0.03)
(0.32)	(0.58)	(0.65)	(0.62)	(0.71)
0.00 (2)	0.00 (2)	0.00 (2)	-	-
$10.54	$10.28	$10.70	$10.62	$10.67
5.75% (3)	1.48%	6.97%	5.52%	10.52%

$731,616	$460,509	$226,609	$86,705	$52,727
0.55% (4)	0.55%	0.55%	0.55%	0.55%
0.86% (4)	0.89%	1.00%	1.03%	1.14%
5.49% (4)	5.58%	5.61%	5.79%	6.38%
5.17% (4)	5.24%	5.16%	5.31%	5.79%
11.46%	32.35%	30.87%	50.32%	62.10%

1-800-392-CORE (2673) ■ www.westcore.com	165

Westcore Colorado Tax-Exempt Fund - Retail Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
Year Ended
December 31, 2007
Net asset value - beginning of the period	$11.16

Income from Investment Operations
Net investment income	0.43
Net realized and unrealized gain/(loss) on investments	(0.12)
Total income/(loss) from investment operations	0.31

Distributions
Dividends from net investment income	(0.43)
Total distributions	(0.43)
Paid-in capital from redemption fees	0.00 (2)
Net asset value- end of period	$11.04
Total return	2.84%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$57,204
Ratio of expenses to average net assets	0.65%
Ratio of expenses to average net assets without fee waivers	0.95%
Ratio of net investment income to average net assets	3.84%
Ratio of net investment income to average net assets without fee waivers	3.54%
Portfolio turnover rate	13.78%

(1) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.
(2) Less than $0.005 per share.
(3) Total return not annualized for periods less than one full year.
(4) Annualized.

See Notes to Financial Statements.

166	Annual Report December 31, 2007

For the Period
June 1, 2006 to	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006 (1)	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003
$11.00	$11.32	$11.23	$11.72	$11.18

0.25	0.42	0.41	0.42	0.42
0.16	(0.32)	0.10	(0.49)	0.54
0.41	0.10	0.51	(0.07)	0.96

(0.25)	(0.42)	(0.42)	(0.42)	(0.42)
(0.25)	(0.42)	(0.42)	(0.42)	(0.42)
0.00 (2)	0.00 (2)	0.00 (2)	-	-
$11.16	$11.00	$11.32	$11.23	$11.72
3.77% (3)	0.93%	4.55%	(0.59)%	8.77%

$55,895	$55,529	$59,346	$50,227	$55,461
0.65% (4)	0.65%	0.65%	0.65%	0.65%
0.98% (4)	0.98%	1.07%	1.11%	1.15%
3.87% (4)	3.77%	3.68%	3.67%	3.65%
3.53% (4)	3.44%	3.26%	3.21%	3.15%
8.06%	22.20%	32.94%	6.60%	8.69%

1-800-392-CORE (2673) ■ www.westcore.com	167

Westcore MIDCO Growth Fund - Institutional Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.

For the Period
September 28, 2007 (inception) to
December 31, 2007
Net asset value - beginning of the period	$8.55

Income from Investment Operations
Net investment loss	(0.01)
Net realized and unrealized loss on investments	(0.23)
Total loss from investment operations	(0.24)

Distributions
Dividends from net realized gain on investments	(1.36)
Total distributions	(1.36)
Paid-in capital from redemption fees	0.00 (1)
Net asset value - end of period	$6.95
Total return	(2.84)% (2)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,477
Ratio of expenses to average net assets	0.98% (3)
Ratio of expenses to average net assets without fee waivers	2.08% (3)
Ratio of net investment loss to average to net assets	(0.47)% (3)
Ratio of net investment loss to average to net assets without fee waivers	(1.58)% (3)
Portfolio turnover rate	116.04% (4)

(1) Less than $0.005 per share.
(2) Total return not annualized for periods less than one full year.
(3) Annualized.
(4) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

See Notes to Financial Statements.

168	Annual Report December 31, 2007

Westcore Growth Fund - Institutional Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.
For the Period
September 28, 2007 (inception) to
December 31, 2007
Net asset value - beginning of the period	$15.96

Income from Investment Operations
Net investment loss	(0.00) (1)
Net realized and unrealized gain on investments	0.35
Total income from investment operations	0.35

Distributions
Dividends from net realized gain on investments	(0.86)
Total distributions	(0.86)
Paid-in capital from redemption fees	0.00 (1)
Net asset value - end of period	$15.45
Total return	2.14% (2)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,294
Ratio of expenses to average net assets	0.98% (3)
Ratio of expenses to average net assets without fee waivers	4.64% (3)
Ratio of net investment income to average net assets	(0.01)% (3)
Ratio of net investment loss to average net assets without fee waivers	(3.68)% (3)
Portfolio turnover rate	126.89% (4)

(1) Less than $0.005 per share.
(2) Total return not annualized for periods less than one full year.
(3) Annualized.
(4) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	169

Westcore Blue Chip Fund - Institutional Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.

For the Period
September 28, 2007 (inception) to
December 31, 2007
Net asset value - beginning of period	$14.88

Income from investment operations
Net investment income	0.02
Net realized and unrealized loss on investments	(0.73)
Total loss from investment operations	(0.71)

Distributions
Dividends from net investment income	(0.10)
Dividends from net realized gain on investments	(0.89)
Total distributions	(0.99)
Net asset value - end of period	$13.18
Total return	(4.78)% (1)

Ratios/Supplemental Data
Net Assets attributable to common shares, at end of period (000)	$6,515
Ratio of expenses to average net assets	0.98% (2)
Ratio of expenses to average net assets without fee waivers	1.85% (2)
Ratio of net investment income to average net assets	0.61% (2)
Ratio of net investment loss to average net assets without fee waivers	(0.25)% (2)
Portfolio turnover rate	41.52% (3)

(1) Total return not annualized for periods less than one full year.
(2) Annualized.
(3) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

See Notes to Financial Statements.

170	Annual Report December 31, 2007

Westcore Small-Cap Opportunity Fund - Institutional Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.

For the Period
September 28, 2007 (inception) to
December 31, 2007
Net asset value - beginning of the period	$38.40

Income from Investment Operations
Net investment loss	(0.00) (1)
Net realized and unrealized loss on investments	(3.36)
Total loss from investment operations	(3.36)

Distributions
Dividends from net realized gain on investments	(0.68)
Total distributions	(0.68)
Paid-in capital from redemption fees	0.00 (1)
Net asset value - end of period	$34.36
Total return	(8.76)% (2)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,189
Ratio of expenses to average net assets	1.22% (3)
Ratio of expenses to average net assets without fee waivers	6.09% (3)
Ratio of net investment loss to average net assets	(0.09)% (3)
Ratio of net investment loss to average net assets without fee waivers	(4.95)% (3)
Portfolio turnover rate	70.65% (4)

(1) Less than $0.005 per share.
(2) Total return not annualized for periods less than one full year.
(3) Annualized.
(4) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	171

Westcore Small-Cap Value Fund - Institutional Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.

For the Period
September 28, 2007 (inception) to
December 31, 2007
Net asset value - beginning of the period	$13.42

Income from Investment Operations
Net investment income	0.05
Net realized and unrealized loss on investments	(1.20)
Total loss from investment operations	(1.15)

Distributions
Dividends from net investment income	(0.12)
Dividends from net realized gain on investments	(0.09)
Total distributions	(0.21)
Paid-in capital from redemption fees	0.00 (1)
Net asset value - end of period	$12.06
Total return	(8.58)% (2)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,051
Ratio of expenses to average net assets	1.20% (3)
Ratio of expenses to average net assets without fee waivers	4.50% (3)
Ratio of net investment income to average net assets	1.76% (3)
Ratio of net investment loss to average net assets without fee waivers	(1.55)% (3)
Portfolio turnover rate	35.22% (4)

(1) Less than $0.005 per share.
(2) Total return not annualized for periods less than one full year.
(3) Annualized.
(4) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

See Notes to Financial Statements.

172	Annual Report December 31, 2007

Westcore Flexible Income Fund - Institutional Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.

For the Period
September 28, 2007 (inception) to
December 31, 2007
Net asset value - beginning of the period	$9.97

Income from Investment Operations
Net investment income	0.15
Net realized and unrealized loss on investments	(0.54)
Total loss from investment operations	(0.39)

Distributions
Dividends from net investment income	(0.11)
Dividends from net realized gain on investments	(0.03)
Tax Return of capital	(0.01)
Total distributions	(0.15)
Paid-in capital from redemption fees	0.00 (1)
Net asset value - end of period	$9.43
Total return	(3.89)% (2)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,430
Ratio of expenses to average net assets	0.70% (3)
Ratio of expenses to average net assets without fee waivers	7.26% (3)
Ratio of net investment income to average net assets	7.34% (3)
Ratio of net investment income to average net assets without fee waivers	0.78% (3)
Portfolio turnover rate	20.87% (4)

(1) Less than $0.005 per share.
(2) Total return not annualized for periods less than one full year.
(3) Annualized.
(4) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

See Notes to Financial Statements.

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Westcore Plus Bond Fund - Institutional Class
Selected data for a share of beneficial interest outstanding throughout the period indicated.

For the Period
September 28, 2007 (inception) to
December 31, 2007
Net asset value - beginning of the period	$10.45

Income from Investment Operations
Net investment income	0.13
Net realized and unrealized gain on investments	0.11
Total income from investment operations	0.24

Distributions
Dividends from net investment income	(0.14)
Total distributions	(0.14)
Paid-in capital from redemption fees	0.00 (1)
Net asset value - end of period	$10.55
Total return	2.27% (2)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35,516
Ratio of expenses to average net assets	0.44% (3)
Ratio of expenses to average net assets without fee waivers	1.30% (3)
Ratio of net investment income to average net assets	5.13% (3)
Ratio of net investment income to average net assets without fee waivers	4.28% (3)
Portfolio turnover rate	47.69% (4)

(1) Less than $0.005 per share.
(2) Total return not annualized for periods less than one full year.
(3) Annualized.
(4) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

See Notes to Financial Statements.

174	Annual Report December 31, 2007

1. Significant Accounting Policies

Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company. Interests in the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust.

The Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax Exempt Funds offer Retail Class shares.

The Westcore MIDCO Growth, Westcore Growth, Westcore Blue Chip, Westcore Small Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income and Westcore Plus Bond offer Institutional Class shares.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

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Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchangeon which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the evaluated bid price formulated by an independent pricing service.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the fair value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters. As of December 31, 2007, securities which have been fair valued represented 5.56% and 3.36% of the net assets of Westcore Flexible Income and Westcore Plus Bond Funds, respectively.

176	Annual Report December 31, 2007

Foreign Securities – All of the Funds, except the Westcore Colorado Tax- Exempt Fund, may invest at least a portion of their assets in foreign securities. As of December 31, 2007, all Funds were primarily invested in U.S. based issuers except Westcore International Frontier Fund. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds’ Statements of Operations.

Federal Income Taxes – It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. At December 31, 2007, each Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Westcore
Plus
Expiring	Bond Fund
2013	$(130,618)
2014	(248,374)
Total	$(378,992)

Net capital loss carryforwards utilized during the year ended December 31, 2007, were $2,941,781 for Westcore International Frontier Fund, $466,886 for Westcore Select Fund, $18,958 for Westcore Flexible Income Fund, $753,692 for Westcore Plus Bond Fund and $10,088 for Westcore Colorado Tax-Exempt Fund.

The Westcore Mid-Cap Value Fund, the Westcore Small-Cap Opportunity Fund, the Westcore Small-Cap Value Fund, the Westcore Plus Bond Fund, the Westcore Select Fund, and the Westcore International Frontier Fund elect to defer to its fiscal year ending December 31, 2008, approximately $224,810, $737,136, $172,216, $796,865, $187,205, $99,460 of capital losses recognized during the period from November 1, 2007 to December 31, 2007, respectively. Additionally, Westcore International Frontier Fund elects to defer to its fiscal year ending December 31, 2008, approximately $102 of foreign currency losses recognized during the period from November 1, 2007 to December 31, 2007.

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Classification of Distributions to Shareholders – Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds. Net assets were unaffected by the reclassifications.

For the the year ended December 31, 2007, each Fund recorded the following reclassifications to the accounts listed below:

		Increase (Decrease)	Increase (Decrease)
		(Over)/Undistributed Net	Accumulated Net
	Paid-In-Capital	Investment Income	Realized Gain/(Loss)
Westcore MIDCO Growth Fund	$0	$1,088,420	$(1,088,420)
Westcore Growth Fund	1	149,441	(149,442)
Westcore Select Fund	1	119,576	(119,577)
Westcore International Frontier Fund	0	(6,349)	6,349
Westcore Blue Chip Fund	(1,189)	54,537	(53,348)
Westcore Mid-Cap Value Fund	(14)	16,901	(16,887)
Westcore Small-Cap Opportunity Fund	(129,422)	129,662	(240)
Westcore Small-Cap Value Fund	0	(25,226)	25,226
Westcore Flexible Income Fund	(31,288)	(1,358,232)	1,389,520
Westcore Plus Bond Fund	(97,204)	95,073	2,131
Westcore Colorado Tax-Exempt Fund	(5,085)	5,085	0

The reclassifications were primarily as a result of the differing book/tax treatment of net operating losses and certain investments.

178	Annual Report December 31, 2007

The tax character of the distributions paid during the year and the tax component of net assets were reported at the Funds’ year ended December 31, 2007.

Westcore MIDCO Growth Fund
	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Retail Class
Distributions paid from:
Ordinary Income	$9,344,889	$4,299,723	$0
Long-Term Capital Gain	19,358,259	24,013,746	424,049
Total	$28,703,148	$28,313,469	$424,049

	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Institutional Class
Distributions paid from:
Ordinary Income	$663,432	$0	$0
Long-Term Capital Gain	1,374,290	0	0
Total	$2,037,722	$0	$0

Westcore Growth Fund
	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Retail Class
Distributions paid from:
Ordinary Income	$2,459,864	$0	$56,298
Long-Term Capital Gain	13,346,645	121,873	1,094,193
Total	$15,806,509	$121,873	$1,150,491

	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Institutional Class
Distributions paid from:
Ordinary Income	$26,968	$0	$0
Long-Term Capital Gain	146,282	0	0
Total	$173,250	$0	$0

Westcore Select Fund
	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Retail Class
Distributions paid from:
Ordinary Income	$2,663,061	$0	$0
Long-Term Capital Gain	859,166	0	0
Total	$3,522,227	$0	$0

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Westcore International Frontier Fund
	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Retail Class
Distributions paid from:
Ordinary Income	$554,632	$306,597	$64,646
Long-Term Capital Gain	544,992	0	0
Total	$1,099,624	$306,597	$64,646

Westcore Blue Chip Fund
	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Retail Class
Distributions paid from:
Ordinary Income	$467,394	$413,567	$300,005
Long-Term Capital Gain	3,278,050	3,233,139	4,500,076
Total	$3,745,444	$3,646,706	$4,800,081

	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Institutional Class
Distributions paid from:
Ordinary Income	$60,632	$0	$0
Long-Term Capital Gain	397,018	0	0
Total	$457,650	$0	$0

Westcore Mid-Cap Value Fund
	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Retail Class
Distributions paid from:
Ordinary Income	$293,959	$400,024	$634,195
Long-Term Capital Gain	915,507	1,100,587	2,411,755
Total	$1,209,466	$1,500,611	$3,045,950

Westcore Small-Cap Opportunity Fund
	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Retail Class
Distributions paid from:
Ordinary Income	$0	$302,757	$50,000
Long-Term Capital Gain	552,722	1,699,996	2,490,489
Total	$552,722	$2,002,753	$2,540,489

180	Annual Report December 31, 2007

Westcore Small-Cap Opportunity Fund (continued)
	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Institutional Class
Distributions paid from:
Long-Term Capital Gain	$61,826	$0	$0
Total	$61,826	$0	$0

Westcore Small-Cap Value Fund
	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Retail Class:
Distributions paid from:	$1,635,428	$419,901	$418,865
Long-Term Capital Gain	966,723	17,789	0
Total	$2,602,151	$437,690	$418,865

	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Instiutional Class
Distributions paid from:
Ordinary Income	$54,478	$0	$0
Long-Term Capital Gain	30,518	0	0
Total	$84,996	$0	$0

Westcore Flexible Income Fund
	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Retail Class
Distributions paid from:
Ordinary Income	$15,508,836	$8,331,028	$11,898,362
Long-Term Capital Gain	741,846	0	0
Paid In Capital	203,533	0	0
Total	$16,454,215	$8,331,028	$11,898,362

	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Institutional Class
Distributions paid from:
Ordinary Income	$19,228	$0	$0
Long-Term Capital Gain	5,046	0	0
Paid In Capital	276	0	0
Total	$24,550	$0	$0

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Westcore Plus-Bond Fund
	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Retail Class
Distributions paid from:
Ordinary Income	$50,629,968	$18,313,453	$19,687,611
Long-Term Capital Gain	0	0	31,163
Total	$50,629,968	$18,313,453	$19,718,774

	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Institutional Class
Distributions paid from:
Ordinary Income	$320,418	$0	$0
Total	$320,418	$0	$0

Westcore ColoradoTax-Exempt Fund
	Year Ended	Period Ended	Year Ended
	December 31, 2007	December 31, 2006	May 31, 2006
Retail Class
Distributions paid from:
Ordinary Income	$7,800	$2,724	$0
Tax-Exempt Income	2,203,445	1,251,222	2,195,840
Total	$2,211,245	$1,253,946	$2,195,840

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

		Westcore	Westcore
		MIDCO	Growth
		Growth Fund	Fund
(Over)/Undistributed net investment income		$351,196	$2,951,199
Accumulated net realized gain/(loss) on investments		5,630,138	7,114,174
Net unrealized appreciation/depreciation on investments		30,487,246	79,433,527
Effect of other timing differences		(391,918)	(27,904)
Total		$36,076,662	$89,470,996

	Westcore	Westcore	Westcore
	Select	International	Blue Chip
	Fund	Frontier Fund	Fund
(Over)/Undistributed net investment income	$0	$1,976	$25,354
Accumulated net realized gain/(loss)
on investments	(187,434)	(99,460)	49,758
Net unrealized appreciation/(depreciation)
on investments	1,101,754	1,042,727	14,236,808
Effect of other timing differences	(7,677)	(7,032)	(41,422)
Total	$906,643	$938,211	$14,270,498

182	Annual Report December 31, 2007

	Westcore	Westcore	Westcore
	Mid-Cap	Small-Cap	Small-Cap
	Value Fund	Opportunity Fund	Value Fund
(Over)/Undistributed net investment income	$0	$0	$3,579
Accumulated net realized gain/(loss)
on investments	(167,739)	(736,083)	(172,216)
Net unrealized appreciation/(depreciation)
on investments	13,672,915	3,379,052	(2,640,205)
Effect of other timing differences	28,534	(35,046)	30,846
Total	$13,533,710	$2,607,923	$(2,777,996)

	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund
(Over)/Undistributed net investment income	$0	$0	$0
Accumulated net realized gain/(loss)
on investments	0	(1,175,857)	3,590
Net unrealized appreciation/(depreciation)
on investments	(16,562,746)	(436,653)	602,137
Effect of other timing differences	(119,561)	(42,606)	(24,982)
Total	$(16,682,307)	$(1,655,116)	$580,745

The effect of other timing differences primarily includes deferred Trustees’ compensation.

Distributions – Distributions of net investment income, if any, are generally made annually for the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity and Westcore Small-Cap Value Funds and monthly for the Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

Securities Lending – The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders’ fees. When earned, these fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Funds did not loan securities during the year ended December 31, 2007.

Allocation of Income, Expenses and Gains and Losses – Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Offering costs related to the institutional class shares were expensed over the three month period ended December 31, 2007.

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Expenses related to specific classes for the year ended December 31, 2007, were as follows:

Westcore MIDCO Growth Fund
	Retail Class	Institutional Class	Fund	Total
Administrative fee	$0	$2,097	$347,488	$349,585
Shareholder servicing reimbursement	121,937	0	0	121,937
Transfer agent fees	10,229	8	65,443	75,680
Fund accounting fees and expenses	0	1,469	68,258	69,727
Printing fees	1,920	0	26,708	28,628
Registration fees	22,707	560	0	23,267
Audit and tax preparation fees	0	2,470	18,331	20,801
Offering costs	0	16,980	0	16,980
Other	0	1,653	1,441	3,094

Westcore Growth Fund
	Retail Class	Institutional Class	Fund	Total
Administrative fee	$0	$2,513	$523,883	$526,396
Shareholder servicing reimbursement	255,058	0	0	255,058
Transfer agent fees	6,442	8	55,156	61,606
Fund accounting fees and expenses	0	1,885	97,155	99,040
Printing fees	2,796	0	59,608	62,404
Registration fees	32,602	560	0	33,162
Audit and tax preparation fees	0	2,500	19,340	21,840
Offering costs	0	13,332	0	13,332
Other	0	1,706	21,002	22,708

Westcore Blue Chip Fund
	Retail Class	Institutional Class	Fund	Total
Administrative fee	$0	$2,513	$114,400	$116,913
Shareholder servicing reimbursement	29,336	0	0	29,336
Transfer agent fees	2,147	8	22,562	24,717
Fund accounting fees and expenses	0	1,885	39,109	40,994
Printing fees	669	0	5,568	6,237
Registration fees	18,377	213	0	18,590
Audit and tax preparation fees	0	1,500	12,546	14,046
Offering costs	0	3,227	0	3,227
Other	0	1,590	39	1,629

184	Annual Report December 31, 2007

Westcore Small-Cap Opportunity Fund
	Retail Class	Institutional Class	Fund	Total
Administrative fee	$0	$2,513	$55,556	$58,069
Shareholder servicing reimbursement	16,925	0	0	16,925
Transfer agent fees	2,149	8	27,060	29,217
Fund accounting fees and expenses	0	1,885	40,827	42,712
Printing fees	264	0	4,435	4,699
Registration fees	12,092	447	0	12,539
Audit and tax preparation fees	0	1,250	10,977	12,227
Offering costs	0	13,106	0	13,106
Other	0	1,577	3,267	4,844

Westcore Small-Cap Value Fund
	Retail Class	Institutional Class	Fund	Total
Administrative fee	$0	$2,513	$220,715	$223,228
Shareholder servicing reimbursement	94,258	0	0	94,258
Transfer agent fees	756	15	23,987	24,758
Fund accounting fees and expenses	0	1,888	42,524	44,412
Printing fees	931	0	21,167	22,098
Registration fees	21,355	899	0	22,254
Audit and tax preparation fees	0	1,250	10,977	12,227
Offering costs	0	13,481	0	13,481
Other	0	1,628	4,331	5,959

Westcore Flexible Income Fund
	Retail Class	Institutional Class	Fund	Total
Administrative fee	$0	$2,513	$472,883	$475,396
Shareholder servicing reimbursement	218,626	0	0	218,626
Transfer agent fees	10,402	8	83,010	93,420
Fund accounting fees and expenses	0	1,885	102,862	104,747
Printing fees	2,901	0	63,509	66,410
Registration fees	71,749	310	0	72,059
Audit and tax preparation fees	0	2,000	48,808	50,808
Offering costs	0	12,763	0	12,763
Other	0	1,675	64,453	66,128

Westcore Plus Bond Fund
	Retail Class	Institutional Class	Fund	Total
Administrative fee	$0	$1,258	$1,712,545	$1,713,803
Shareholder servicing reimbursement	724,371	0	0	724,371
Transfer agent fees	32,449	16	159,623	192,088
Fund accounting fees and expenses	0	635	323,891	324,526
Printing fees	8,504	0	186,060	194,564
Registration fees	75,161	560	0	75,721
Audit and tax preparation fees	0	3,000	21,438	24,438
Offering costs	0	23,760	0	23,760
Other	0	2,041	27,411	29,452

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When-Issued Securities – Each Fund may purchase or sell securities on a “when issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

Other – For financial reporting purposes, the Funds’ investment holdings include trades executed through the end of the last business day of the period. In addition, all shareholder transactions processed through the end of the last business day of the period are included in the beneficial interest transaction amounts. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

The Funds recharacterize distributions received from Real Estate Investment Trusts (“REIT”) investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and on the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

186	Annual Report December 31, 2007

2. Shares of Beneficial Interest

On December 31, 2007, there was an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in dollars and shares of beneficial interest were as follows:

Westcore Equity Funds

Westcore MIDCO Growth Fund		For the Period
	Year Ended	June 1, 2006 to	Year Ended
	December 31, 2007	December 31, 2006(1)	May 31, 2006
Dollars issued and redeemed:
Retail Class:
Shares Sold	$28,225,677	$7,983,322	$38,456,076
Shares issued as reinvestment of
dividends and distributions	26,074,045	26,372,693	397,781
Total	54,299,722	34,356,015	38,853,857
Shares redeemed	(58,221,794)	(32,645,194)	(52,673,277)
Net increase/(decrease) from beneficial
interest transactions	$(3,922,072)	$1,710,821	$(13,819,420)
Institutional Class (2):
Shares sold	$13,274,342	$0	$0
Shares issued as reinvestment of
dividends and distributions	2,037,767	0	0
Total	15,312,109	0	0
Shares redeemed	(121,596)	0	0
Net increase from beneficial interest transactions	$15,190,513	$0	$0

Shares issued and redeemed:
Retail Class:
Shares sold	3,601,496	995,137	4,965,161
Common shares issued as reinvestment of
dividends and distributions	3,746,271	3,507,007	50,667
Total	7,347,767	4,502,144	5,015,828
Shares redeemed	(7,059,646)	(4,024,515)	(6,833,406)
Net increase/(decrease) in shares	288,121	477,629	(1,817,578)
Institutional Class (2):
Shares sold	1,517,668	0	0
Common shares issued as reinvestment of
dividends and distributions	292,363	0	0
Total	1,810,031	0	0
Shares redeemed	(14,330)	0	0
Net increase in shares	1,795,701	0	0

(1) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.

(2) The Fund began offering Institutional Class shares on September 28, 2007.

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Westcore Growth Fund
		For the Period
	Year Ended	June 1, 2006 to	Year Ended
	December 31, 2007	December 31, 2006(1)	May 31, 2006
Dollars issued and redeemed:
Retail Class:
Shares sold	$86,689,911	$52,426,930	$104,649,686
Shares issued as reinvestment of
dividends and distributions	15,690,449	114,883	1,099,948
Total	102,380,360	52,541,813	105,749,634
Shares redeemed	(122,604,697)	(48,527,170)	(43,706,125)
Net increase/(decrease) from beneficial
interest transactions	$(20,224,337)	$4,014,643	$62,043,509
Institutional Class (2):
Shares sold	$3,414,522	$0	$0
Shares issued as reinvestment of
dividends and distributions	173,233	0	0
Total	3,587,755	0	0
Shares redeemed	(91,285)	0	0
Net increase from beneficial interest transactions	$3,496,470	$0	$0

Shares issued and redeemed:
Retail Class:
Shares sold	5,876,973	4,147,068	8,330,896
Common shares issued as reinvestment of
dividends and distributions	1,009,681	8,605	85,466
Total	6,886,654	4,155,673	8,416,362
Shares redeemed	(8,078,805)	(3,864,348)	(3,418,275)
Net increase/(decrease) in shares	(1,192,151)	291,325	4,998,087
Institutional Class (2):
Shares sold	207,651	0	0
Common shares issued as reinvestment of
dividends and distributions	11,141	0	0
Total	218,792	0	0
Shares redeemed	(5,559)	0	0
Net increase in shares	213,233	0	0

Westcore Select Fund
		For the Period
	Year Ended	June 1, 2006 to	Year Ended
	December 31, 2007	December 31, 2006(1)	May 31, 2006
Shares issued and redeemed:
Retail Class:
Shares sold	1,227,359	850,697	94,734
Common shares issued as reinvestment of
dividends and distributions	195,808	0	0
Total	1,423,167	850,697	94,734
Shares redeemed	(645,426)	(104,280)	(213,433)
Net increase/(decrease) in shares	777,741	746,417	(118,699)

(1) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.

(2) The Fund began offering Institutional Class shares on September 28, 2007.

188	Annual Report December 31, 2007

Westcore International Frontier Fund
		For the Period
	Year Ended	June 1, 2006 to	Year Ended
	December 31, 2007	December 31, 2006(1)	May 31, 2006
Shares issued and redeemed:
Retail Class:
Shares sold	727,238	424,460	1,390,278
Common shares issued as reinvestment of
dividends and distributions	58,831	17,580	4,649
Total	786,069	442,040	1,394,927
Shares redeemed	(438,181)	(692,772)	(720,616)
Net increase/(decrease) in shares	347,888	(250,732)	674,311

Westcore Blue Chip Fund
		For the Period
	Year Ended	June 1, 2006 to	Year Ended
	December 31, 2007	December 31, 2006(1)	May 31, 2006
Dollars issued and redeemed:
Retail Class:
Shares sold	$4,711,320	$2,626,193	$6,309,961
Shares issued as reinvestment of
dividends and distributions	3,581,770	3,493,547	4,568,726
Total	8,293,090	6,119,740	10,878,687
Shares redeemed	(20,456,006)	(5,868,934)	(11,411,228)
Net increase/(decrease) from beneficial
interest transactions	$(12,162,916)	$250,806	$(532,541)
Institutional Class (2):
Shares sold	$7,065,619	$0	$0
Shares issued as reinvestment of
dividends and distributions	457,659	0	0
Total	7,523,278	0	0
Shares redeemed	(102,839)	0	0
Net increase from beneficial interest transactions	$7,420,439	$0	$0

Shares issued and redeemed:
Retail Class:
Shares sold	333,802	193,966	468,284
Common shares issued as reinvestment of
dividends and distributions	269,712	252,789	350,615
Total	603,514	446,755	818,899
Shares redeemed	(1,394,690)	(427,690)	(850,266)
Net increase/(decrease) in shares	(791,176)	19,065	(31,367)
Institutional Class (2):
Shares sold	466,743	0	0
Common shares issued as reinvestment of
dividends and distributions	34,462	0	0
Total	501,205	0	0
Shares redeemed	(7,015)	0	0
Net increase in shares	494,190	0	0

(1) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.

(2) The Fund began offering Institutional Class shares on September 28, 2007.

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Westcore Mid-Cap Value Fund
		For the Period
	Year Ended	June 1, 2006 to	Year Ended
	December 31, 2007	December 31, 2006(1)	May 31, 2006
Shares issued and redeemed:
Retail Class:
Shares sold	1,996,924	974,086	2,289,390
Common shares issued as reinvestment of
dividends and distributions	49,731	64,086	136,933
Total	2,046,655	1,038,172	2,426,323
Shares redeemed	(1,418,497)	(509,346)	(432,555)
Net increase in shares	628,158	528,826	1,993,768

Westcore Small-Cap Opportunity Fund
		For the Period
	Year Ended	June 1, 2006 to	Year Ended
	December 31, 2007	December 31, 2006(1)	May 31, 2006
Dollars issued and redeemed:
Retail Class:
Shares sold	$22,520,826	$4,424,255	$6,608,896
Shares issued as reinvestment of
dividends and distributions	545,386	1,975,558	2,511,882
Total	23,066,212	6,399,813	9,120,778
Shares redeemed	(16,426,938)	(2,806,008)	(7,860,433)
Net increase from beneficial interest transactions	$6,639,274	$3,593,805	$1,260,345
Institutional Class (2):
Shares sold	$3,565,559	$0	$0
Shares issued as reinvestment of
dividends and distributions	61,826	0	0
Total	3,627,385	0	0
Shares redeemed	(41,157)	0	0
Net increase from beneficial interest transactions	$3,586,228	$0	$0

Shares issued and redeemed:
Retail Class:
Shares sold	575,924	120,197	177,503
Common shares issued as reinvestment of
dividends and distributions	15,772	53,992	73,348
Total	591,696	174,189	250,851
Shares redeemed	(425,369)	(76,134)	(212,081)
Net increase in shares	166,327	98,055	38,770
Institutional Class (2) :
Shares sold	92,150	0	0
Common shares issued as reinvestment of
dividends and distributions	1,788	0	0
Total	93,938	0	0
Shares redeemed	(1,122)	0	0
Net increase in shares	92,816	0	0

(1) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.

(2) The Fund began offering Institutional Class shares on September 28, 2007.

190	Annual Report December 31, 2007

Westcore Small-Cap Value Fund
		For the Period
	Year Ended	June 1, 2006 to	Year Ended
	December 31, 2007	December 31, 2006(1)	May 31, 2006
Dollars issued and redeemed:
Retail Class:
Shares sold	$142,557,966	$19,261,993	$22,565,422
Shares issued as reinvestment of
dividends and distributions	2,541,647	407,950	396,136
Total	145,099,613	19,669,943	22,961,558
Shares redeemed	(29,956,314)	(5,640,818)	(3,975,101)
Net increase from beneficial
interest transactions	$115,143,299	$14,029,125	$18,986,457
Institutional Class (2):
Shares sold	$6,502,514	$0	$0
Shares issued as reinvestment of
dividends and distributions	61,448	0	0
Total	6,563,962	0	0
Shares redeemed	(155,110)	0	0
Net increase from beneficial interest transactions	$6,408,852	$0	$0

Shares issued and redeemed:
Retail Class:
Shares sold	10,907,998	1,654,077	2,097,109
Common shares issued as reinvestment of
dividends and distributions	208,332	31,871	37,944
Total	11,116,330	1,685,948	2,135,053
Shares redeemed	(2,301,217)	(490,708)	(367,273)
Net increase in shares	8,815,113	1,195,240	1,767,780
Institutional Class (2):
Shares sold	508,968	0	0
Common shares issued as reinvestment of
dividends and distributions	5,037	0	0
Total	514,005	0	0
Shares redeemed	(12,296)	0	0
Net increase in shares	501,709	0	0

(1) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.

(2) The Fund began offering Institutional Class shares on September 28, 2007.

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Westcore Bond Funds

Westcore Flexible Income Fund
		For the Period
	Year Ended	June 1, 2006 to	Year Ended
	December 31, 2007	December 31, 2006(1)	May 31, 2006
Dollars issued and redeemed:
Retail Class:
Shares sold	$102,175,446	$105,510,952	$77,368,215
Shares issued as reinvestment
of dividends and distributions	15,834,077	7,991,067	11,343,256
Total	118,009,523	113,502,019	88,711,471
Shares redeemed	(156,079,841)	(26,929,422)	(78,382,266)
Net increase/(decrease) from beneficial
interest transactions	$(38,070,318)	$86,572,597	$10,329,205
Institutional Class (2):
Shares sold	$1,713,028	$0	$0
Shares issued as reinvestment
of dividends and distributions	24,646	0	0
Total	1,737,674	0	0
Shares redeemed	(205,105)	0	0
Net increase from beneficial interest transactions	$1,532,569	$0	$0

Shares issued and redeemed:
Retail Class:
Shares sold	9,847,619	10,377,235	7,754,455
Common shares issued as reinvestment
of dividends and distributions	1,558,518	790,510	1,144,546
Total	11,406,137	11,167,745	8,899,001
Shares redeemed	(15,325,871)	(2,667,904)	(7,912,725)
Net increase/(decrease) in shares	(3,919,734)	8,499,841	986,276
Institutional Class (2):
Shares sold	170,306	0	0
Common shares issued as reinvestment
of dividends and distributions	2,559	0	0
Total	172,865	0	0
Shares redeemed	(21,214)	0	0
Net increase in shares	151,651	0	0

(1) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.

(2) The Fund began offering Institutional Class shares on September 28, 2007.

192	Annual Report December 31, 2007

Westcore Plus Bond Fund
		For the Period
	Year Ended	June 1, 2006 to	Year Ended
	December 31, 2007	December 31, 2006(1)	May 31, 2006
Dollars issued and redeemed:
Retail Class:
Shares sold	$624,817,872	$310,512,333	$335,321,578
Shares issued as reinvestment of
dividends and distributions	43,049,382	15,847,433	17,358,100
Total	667,867,254	326,359,766	352,679,678
Shares redeemed	(297,513,671)	(69,005,802)	(102,838,846)
Net increase from beneficial
interest transactions	$370,353,583	$257,353,964	$249,840,832
Institutional Class (2):
Shares sold	$35,780,446	$0	$0
Shares issued as reinvestment of
dividends and distributions	70,089	0	0
Total	35,850,535	0	0
Shares redeemed	(415,158)	0	0
Net increase from beneficial
interest transactions	$35,435,377	$0	$0

Shares issued and redeemed:
Retail Class:
Shares sold	59,406,559	29,660,561	31,804,862
Common shares issued as reinvestment of
dividends and distributions	4,107,516	1,516,451	1,655,230
Total	63,514,075	31,177,012	33,460,092
Shares redeemed	(28,345,201)	(6,604,497)	(9,830,644)
Net increase in shares	35,168,874	24,572,515	23,629,448
Institutional Class (2):
Shares sold	3,400,625	0	0
Common shares issued as reinvestment of
dividends and distributions	6,663	0	0
Total	3,407,288	0	0
Shares redeemed	(39,432)	0	0
Net increase in shares	3,367,856	0	0

Westcore Colorado Tax-Exempt Fund
		For the Period
	Year Ended	June 1, 2006 to	Year Ended
	December 31, 2007	December 31, 2006(1)	May 31, 2006
Shares issued and redeemed:
Retail Class:
Shares sold	972,572	387,867	1,104,189
Common shares issued as reinvestment of
dividends and distributions	174,640	92,336	164,890
Total	1,147,212	480,203	1,269,079
Shares redeemed	(971,672)	(519,576)	(1,467,642)
Net increase/(decrease) in shares	175,540	(39,373)	(198,563)

(1) Effective December 31, 2006, the Westcore Funds changed their fiscal year end from May 31 to December 31.

(2) The Fund began offering Institutional Class shares on September 28, 2007.

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3. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

Westcore Equity Funds
		Westcore	Westcore
		MIDCO	Growth
		Growth Fund	Fund
As of December 31, 2007
Gross appreciation (excess of value over tax cost)		$37,580,121	$81,364,345
Gross depreciation (excess of tax cost over value)		(7,092,875)	$(1,930,818)
Net unrealized appreciation/(depreciation)		$30,487,246	79,433,527
Cost of investment for income tax purposes		$156,229,491	$224,507,621

	Westcore	Westcore	Westcore
	Select	International	Blue Chip
	Fund	Frontier Fund	Fund
As of December 31, 2007
Gross appreciation (excess of value over tax cost)	$3,664,615	$5,924,735	$16,403,894
Gross depreciation (excess of tax cost over value)	(2,562,861)	(4,882,008)	(2,167,086)
Net unrealized appreciation/(depreciation)	$1,101,754	$1,042,727	$14,236,808
Cost of investment for income tax purposes	$36,421,541	$40,958,234	$45,357,666

	Westcore	Westcore	Westcore
	Mid-Cap	Small-Cap	Small-Cap
	Value Fund	Opportunity Fund	Value Fund
As of December 31, 2007
Gross appreciation (excess of value over tax cost)	$19,970,442	$6,105,532	$15,001,512
Gross depreciation (excess of tax cost over value)	(6,297,527)	(2,726,480)	(17,641,717)
Net unrealized appreciation/(depreciation)	$13,672,915	$3,379,052	$(2,640,205)
Cost of investment for income tax purposes	$89,582,335	$28,333,220	$165,804,857

Westcore Bond Funds
	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund
As of December 31, 2007
Gross appreciation (excess of value over tax cost)	$5,045,264	$17,500,513	$1,107,435
Gross depreciation (excess of tax cost over value)	(21,608,010)	(17,937,166)	(505,298)
Net unrealized appreciation/(depreciation)	$(16,562,746)	$(436,653)	$602,137
Cost of investment for income tax purposes	$222,741,858	$1,125,286,230	$56,443,224

194	Annual Report December 31, 2007

4. Investment Advisory Fees, Administrative Fees and Other Related Party Transactions

The Trust has entered into an advisory agreement with Denver Investment Advisors LLC (the “Advisor” or “DenverIA”) for all Funds. The advisory agreement has been approved by the Trust’s Board of Trustees.

Pursuant to its advisory agreement with the Trust, DenverIA is entitled to an investment advisory fee, computed daily and payable monthly of 0.65%, 0.65%, 0.65%, 1.20%, 0.65%, 0.75%, 1.00%, 1.00%, 0.45%, 0.45% and 0.50% of the average net assets for Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small- Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds, respectively.

ALPS Fund Services, Inc. (“ALPS”) and DenverIA serve as the Funds’ co-administrators (“Co-Administrators”). ALPS and DenverIA are entitled to receive a total fee from each Fund for its administrative services computed daily and paid monthly. DenverIA and ALPS agreed to allocate the co-administration fee as shown in the chart below. ALPS’ is also entitled to a minimum Trust level fee of $357,250 per annum, but no more than the amount of the administration fees paid by the Trust.

	ALPS	DenverIA	Total
First $750 million in average daily Net Assets of the Trust	0.05%	0.20%	0.25%
Next $250 million in average daily Net Assets of the Trust	0.04%	0.16%	0.20%
Net Assets greater than $1.0 billion in average daily Net Assets of the Trust	0.025%	0.10%	0.125%

The administrative fees are then allocated to each Fund based upon the Fund’s relative proportion of the Trust’s Net Assets.

In addition, ALPS is entitled to an Institutional Class minimum administration fee. The fee is charged directly to each Institutional Class based on the Class’ assets in accordance with the schedule below.

Assets	Annual Fee
$0 - $9,999,999	$10,000
$10,000,000 - $19,999,999	$7,500
$20,000,000 - $29,999,999	$5,000
$30,000,000 - $39,999,999	$2,500
Over $40,000,000	$0

The Trust has agreed to reimburse DenverIA for costs incurred by DenverIA for record keeping and subaccounting services to persons who beneficially own retail class shares of a Fund through omnibus accounts (“Beneficial Aggregate Value”). The amount reimbursed with respect to a Fund will not exceed the (i) lesser of the costs actually borne by DenverIA or (ii) that amount computed on a semi-annual basis by determining at the beginning of each semi-annual calendar period the actual cost of transfer agency services for the prior semi-annual calendar period borne by the Trust without taking into account the Beneficial Aggregate Value and applying that percentage to the Beneficial Aggregate Value.

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The Co-Administrators and the Advisor have contractually agreed to waive fees or reimburse expenses with respect to each of the Funds until at least September 30, 2008 so that the  Net Annual Fund Operating Expenses for the Retail Class shares of the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds will not exceed 1.15%, 1.15%, 1.15%, 1.50%, 1.15%, 1.25%, 1.30%, 1.30%, 0.85%, 0.55%, and 0.65%, respectively. Without such fee waivers, for the period January 1, 2007 to December 31, 2007, the Total Annualized Fund Operating Expenses of the Westcore Select, Westcore International Frontier, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond, and Westcore Colorado Tax-Exempt Funds would be 1.27%, 1.87%, 1.58%, 1.38%, 0.92%, 0.82% and 0.95%, respectively.

The Co-Administrators and the Advisor have contractually agreed to waive fees or reimburse expenses with respect to Institutional Class shares until at least September 30, 2008. The Advisor will waive its investment advisory and/or administration fees and/or reimburse for all the start-up costs and ongoing class-specific expenses for the Institutional Class shares. Without such fee waivers, for the period October 1, 2007 to December 31, 2007, the Total Annualized Operating Expenses for the Institutional Class shares of The Westcore MIDCO Growth, Westcore Growth, Westcore Blue Chip, Westcore Small Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income and Westcore Plus Bond Funds would be 2.08%, 4.64%, 1.85%, 6.09%, 4.50%, 7.26%, 1.30%, respectively.

ALPS, pursuant to a Transfer Agency Agreement, serves as Transfer Agent for each of the Funds. As Transfer Agent, ALPS has, among other things, agreed to: (a) issue and redeem shares of the Funds; (b) make dividend and other distributions to shareholders of the Funds; (c) effect transfers of shares; (d) mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; (e) facilitates the electronic delivery of shareholder statements and reports and (f) maintain shareholder accounts. Under the Transfer Agency Agreement, ALPS receives from the Trust an annual minimum fee per Fund, a fee based upon each shareholder account and is reimbursed for out-of-pocket expenses.

196	Annual Report December 31, 2007

ALPS has also agreed, pursuant to a separate Bookkeeping and Pricing Agreement, to maintain the financial accounts and records of the Funds and to compute the net asset value and certain other financial information of the Funds. Under the Bookkeeping and Pricing Agreement, ALPS receives from the Trust a fee based on the assets of each Fund, subject to minimum fees on both the Retail and the Institutional Classes, and is reimbursed for out-of-pocket expenses.

Certain officers of the Funds are also officers of DenverIA. All access persons of the Trust, as defined in the 1940 Act, and members, officers and employees of the Advisor, follow strict guidelines and policies on personal trading as outlined in the Trust’s and the Advisor’s respective Code of Ethics.

The Trustees have appointed a Chief Compliance Officer who is also the Treasurer of the Trust and an employee of the Advisor. The Trustees agreed to pay the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer.

The Trust has a Trustee Deferred Compensation Plan (the “Deferral Plan”) which allows the trustees to defer the receipt of all or a portion of trustees fees. Under the Deferral Plan, any compensation deferred results in an equal adjustment to the Investment for/Payable for Trustee Deferred Compensation Plan on the Statement of Assets and Liabilities, as though an equivalent amount had been invested in shares of one or more Westcore Funds selected by the trustee. The amount paid to the trustees under the Deferral Plan will be determined based upon the performance of the selected funds. Deferral of trustees’ fees under the Deferral Plan will not affect the net assets of the Fund.

Shareholders individually holding more than 5% of the retail class of the Westcore Fund’s outstanding shares as of December 31, 2007, constituted 6.32% of the Westcore MIDCO Growth Fund, 7.45% of the Westcore Small-Cap Opportunity Fund, 7.21% of the Westcore Select Fund, 28.33% of the Westcore Blue Chip Fund and 6.63% of the Westcore Colorado Tax-Exempt Fund. Included in the percentages above are holdings of DenverIA and/or DenverIA’s retirement savings plan representing 7.21% of the Westcore Select Fund.

On September 28, 2007 the Westcore Funds launched an institutional class for several of its funds. Shareholders individually holding more than 5% of the institutional class of the Westcore Fund’s outstanding shares as of December 31, 2007, constituted 95.74% of the Westcore MIDCO Growth Fund, 99.97% of the Westcore Growth Fund, 99.97% of the Westcore Small-Cap Opportunity Fund, 98.08% of the Westcore Blue Chip Fund, 32.55% of the Westcore Small-Cap Value Fund, 99.93% of the Westcore Flexible Income Fund and 11.50% of the Westcore Plus Bond Fund. Included in the percentages above are holdings of DenverIA and/or DenverIA’s retirement savings plan representing 86.62% of the Westcore MIDCO Growth Fund, 92.99% of the Westcore Growth Fund, 61.68% of the Westcore Small-Cap Opportunity Fund, 98.08% of the Westcore Blue Chip Fund, 32.55% of the Westcore Small-Cap Value Fund, 99.93% of the Westcore Flexible Income Fund and 11.50% of the Westcore Plus Bond Fund.

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5. New Accounting Pronouncements

Effective January 2, 2007, the Westcore Trust adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Westcore Trust has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Westcore Trust files income tax returns in the U.S. Federal jurisdiction and the States of Colorado and Mississippi. For the years ended May 31, 2004 through May 31, 2006 and through December 31, 2007, the Westcore Trust’s Federal and Colorado returns are still open to examination by the appropriate taxing authority. In addition, for years ended May 31, 2005 through May 31, 2006 and through December 31, 2007, the Westcore Flexible Income Fund’s Mississippi returns are still open to examination by the appropriate taxing authority as well. However, to the best of our knowledge there are currently no Federal, Colorado, or Mississippi income tax returns under examination.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Funds’ financial statement disclosures.

6. Illiquid Restricted Securities

As of December 31, 2007, investments in securities included issues that are restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. A restricted security may also be considered illiquid if it lacks a readily available market. The Funds intend to invest no more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation if the Funds’ adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists.

198	Annual Report December 31, 2007

The aggregate value of illiquid restricted securities subject to this limitation as of December 31, 2007 for the Westcore Flexible Income and Westcore Plus Bond Funds was $14,199,690 and $36,446,352, respectively, which represents 6.8 1% and 3.20% of the Funds’ net assets, respectively, as detailed below.

Illiquid Restricted Securities as of December 31, 2007

Flexible Income Fund
	Principal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value
Allied Capital, 6.34%, 10/13/2012	1,000,000	9/21/05	$1,000,000	$1,035,180
Anthracite CDO, Ltd.,
Series 2004-1A, Class G,
FRN, 02/24/2014	500,000	3/16/04	500,000	296,095
Crest Ltd. Exeter Street Solar
2004-1A, Class E1,
FRN, 10/28/2014	434,393	4/8/04	429,670	362,165
Crest Ltd., Series 2003-1A,
Class PS 8.50%, 08/28/2012	200,000	4/22/03	126,886	94,032
Crest Ltd., Series 2003-2A,
Class E1, FRN, 12/28/2013	250,000	12/18/03	250,000	213,122
Crest Ltd., Series 2003-2A,
Class PS, 6.00%, 12/28/2013	413,450	12/18/03	251,793	307,603
Crest Ltd., Series 2004-1A,
Class PS, 7.667% 12/28/2013	1,064,633	10/22/04	501,204	392,860
Crest Ltd., Series 2004-1A,
Class H2, 7.334%, 10/28/2014	300,000	10/22/04	285,920	226,641
Crest Ltd., Series 2004-1A,
Fairfield Street Solar,	1,087,500	11/24/04	1,087,500	770,885
Class F1, FRN, 12/28/2014
Denali Capital CLO VI Ltd., Series 6A,
Class B2L, FRN, 04/21/2010	800,000	2/16/06	800,000	612,750
Emigrant Capital Trust II, FRN, 04/14/2034	500,000	08/11/04	497,535	500,374
Eszopiclone Royalty Sub LLC Series IV
12.00%,03/15/2014	1,121,250	7/29/05	1,121,250	1,166,100
First Republic Cap Trust II,	20,000	1/30/04	530,000	506,876
Series B, 8.75%
I-Preferred Term Securities I Ltd., Subordinate
Income Notes, 22.00%, 12/04/2012	100,000	12/4/02	100,000	81,125
Invesco Navigator Fund, 8.00%	2,000	11/15/05	2,000,000	1,628,220
N-STAR Real Estate CDO Ltd., Series 2004-2A,
Class C2B, 6.591%, 06/28/2014	500,000	6/16/04	468,475	407,300
Preferred CPO Ltd., Class B, 10.026%,
07/26/2010:	500,000	6/15/04	546,120	1,183,703
	600,000	2/07/05	655,345
Preferred Term Securities VI Ltd., Subordinate
Income Notes, 24.907%, 07/03/2012	100,000	6/26/02	100,000	39,125

1-800-392-CORE (2673) ■ www.westcore.com	199

Flexible Income Fund (continued)
	Principal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value
Preferred Term Securities X Ltd., Subordinate
Income Notes, 19.00%, 07/03/2013	150,000	6/16/03	$150,000	$96,112
Preferred Term Securities XI Ltd., Subordinate
Income Notes, 19.00%, 10/03/2013	150,000	6/16/03	150,000	95,122
Preferred Term Securities XII Ltd.,
Subordinate	250,000	12/9/03	256,800	179,050
Income Notes, 19.00%, 12/24/2013:	500,000	1/7/05	513,622	358,100
Preferred Term Securities XIII Ltd.,
Subordinate	500,000	3/9/04	510,950	349,600
Income Notes, 18.00%, 03/24/2014:	400,000	1/31/05	408,765	279,680
Preferred Term Securities XIV Ltd.,
Subordinate
Income Notes, 17.50%, 06/17/2014	500,000	6/9/04	500,000	349,525
Premier Entertainment Escrow Shares,
10.75%, 02/01/2012	250,000	1/24/04	0	0
Regional Diversified Funding, Series 2004-1,
16.80%, 02/15/2014	500,000	2/13/04	480,001	240,000
Regional Diversified Funding, Series 2005-1,
0.000%, 03/15/2015	750,000	4/12/05	750,000	300,000
River North CDO Ltd., Series 2005-1A,
0.000%, 02/06/2014	600,000	12/22/04	600,000	6,000
Soloso Bank Pref 2005, 12.50%,
10/15/2015	750,000	8/3/05	744,550	555,000
TIAA Real Estate CDO Ltd., Series 2003-1A,
Class PS, 16.00%, 09/30/2013	250,000	10/16/03	250,000	201,375
Times Square Hotel Trust, 8.528%,
08/01/2026	91,174	8/9/01	90,210	107,998
Tricadia, Series 2003-1, Class PS,
17.575%, 12/15/2013	250,000	1/14/04	240,107	192,500
Tricadia, Series 2004-2A, Class C, FRN,
12/15/2019	485,577	10/8/04	482,692	362,472
Tropic, Series 2003-1A, Class PS,
18.000%, 10/15/2013	700,000	9/07/05	619,944	378,000
Tropic, Series 2004-1A, Class PS,
16.50%, 04/15/2014	500,000	12/2/04	500,000	325,000
Total			$18,499,339	$14,199,690
Total Net Assets				$208,468,160
Illiquid Restricted Securities as % of Total Net Assets				6.81%
Total Illiquid Securities as % of Total Net Assets				7.51%
FRN - Floating Rate Note

200	Annual Report December 31, 2007

Plus Bond Fund
	Prinicipal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value
Allied Capital, 6.34%, 10/13/2012	4,000,000	9/21/05	$4,000,000	$4,140,720
Anthracite CDO, Ltd., Series 2004-1A,
Class G,
FRN, 02/24/2014	500,000	3/16/04	500,000	296,095
BMW US Capital, 5.73%,05/01/2015	12,000,000	10/16/07	12,000,000	12,303,000
Community Reinvestment Revenue Notes,
5.73%, 06/01/2031	1,250,000	6/13/06	1,250,000	1,289,097
Crest Ltd., Series 2003-1A, Class PS 8.50%,
08/28/2012	800,000	4/22/03	507,544	376,128
Crest Ltd., Series 2003-2A, Class PS, 6.00%,
12/28/2013	620,174	12/18/03	377,687	461,403
Crest Ltd., Series 2004-1A, Class H2, 7.334%,
10/28/2014	750,000	10/22/04	714,800	566,602
Crest Ltd., Series 2004-1A, Fairfield
Street Solar,
Class F1, FRN, 12/28/2014	1,000,000	11/24/04	1,000,000	708,860
Emigrant Capital Trust II, FRN, 04/14/2034	850,000	08/11/04	845,809	850,636
Daimler Chrysler CPI Notes,
Structured Repackaged Asset-Backed Trust Securities
FRN, 11/15/2013	1,750,000	12/27/04	1,720,950	1,675,205
	905,000	11/16/05	889,977	866,320
	385,000	11/23/05	378,609	368,545
	425,000	12/15/05	417,934	406,836
Eszopiclone Royalty Sub LLC Series IV
12.00%,03/15/2014	1,121,250	7/29/05	1,121,250	1,166,100
FHLB Structured Repackaged Asset-Backed
Trust Securities, FRN, 08/15/2019	1,500,000	02/24/05	1,484,745	1,409,325
	100,000	12/15/05	98,983	93,955
	50,000	12/15/05	49,491	46,977
	500,000	12/28/05	494,914	469,775
First Tennessee Bank, FRN	1,500,000	3/16/06	1,500,000	1,129,687
I-Preferred Term Securities I Ltd.,
Subordinate Income Notes,
22.00%, 12/04/2012	150,000	12/4/02	150,000	121,687
N-STAR Real Estate CDO Ltd.,
Series 2004-2A,
Class C2B, 6.591%, 06/28/2014	600,000	6/16/04	562,170	488,760
Preferred CPO Ltd., Class B,
10.026%, 07/26/2010:	500,000	6/15/04	544,287	538,047
	500,000	2/27/05	544,288	538,047
Preferred Term Securities VI Ltd., Subordinate
Income Notes, 24.907%, 07/03/2012	250,000	6/26/02	250,000	97,812
Preferred Term Securities X Ltd., Subordinate
Income Notes, 19.00%, 07/03/2013	350,000	6/16/03	350,000	224,262
Preferred Term Securities XI Ltd., Subordinate
Income Notes, 19.00%, 10/03/2013	350,000	6/16/03	350,000	221,952
Preferred Term Securities X1 B-3 Ltd.,
FRN, 09/24/2008	500,000	6/2/05	502,906	486,250
Preferred Term Securities XII Ltd.,
Subordinate	250,000	12/9/03	255,105	179,050

1-800-392-CORE (2673) ■ www.westcore.com	201

Plus Bond Fund (continued)
	Prinicipal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value
Income Notes, 19.00%, 12/24/2013:	250,000	1/7/05	$255,106	$179,050
Preferred Term Securities XIII Ltd.,
Subordinate
Income Notes, 18.00%, 03/24/2014	500,000	3/9/04	500,000	349,600
Preferred Term Securities XIV Ltd.,
Subordinate
Income Notes, 17.50%, 06/17/2014	500,000	6/9/04	500,000	349,525
Regional Diversified Funding, Series 2004-1A,
16.80%, 02/15/2014	500,000	2/13/04	480,001	240,000
Regional Diversified Funding, Series 2005-1A,
0.000%, 03/15/2015	750,000	4/12/05	750,000	300,000
River North CDO Ltd., Series 2005-1A, ,
0.000%, 02/06/2014	800,000	12/22/04	800,000	8,000
Soloso Bank Pref 2005, 12.50%, 10/15/2015	750,000	8/3/05	744,544	555,000
Sweetwater Investors LLC,
5.875%, 05/15/2014	517,332	05/31/05	519,979	538,706
TIAA Real Estate CDO Ltd., Series 2003-1A,
Class PS, 16.00%, 09/30/2013	250,000	11/6/03	250,000	201,375
Times Square Hotel Trust,
8.528%, 08/01/2026	387,491	8/9/01	383,391	458,991
Tricadia, Series 2003-1, Class PS,
17.575%, 12/15/2013	250,000	1/14/04	240,110	192,500
Tricadia, Series 2004-2A, Class C, FRN,
12/15/2019	485,577	10/8/04	482,692	362,472
Tropic, Series 2003-1A. Class PS,
18.000%, 10/15/2013	1,000,000	9/7/05	885,635	540,000
Tropic, Series 2004-1A. Class PS,
16.50%, 04/15/2014	1,000,000	1/27/06	950,938	650,000
Total			$40,603,845	$36,446,352
Total Net Assets				$1,138,163,455
Illiquid Restricted Securities as % of Total Net Assets				3.20%
Total Illiquid Securities as % of Total Net Assets				3.54%

7. Purchases and Sales of Investments

Investment transactions for the year ended December 31, 2007, excluding temporary short-term investments, were as follows:

	Cost of Investments	Proceeds from
Fund	Purchased	Investments Sold
Westcore MIDCO Growth Fund	$220,383,534	$239,225,186
Westcore Growth Fund	368,562,567	402,115,598
Westcore Select Fund	60,152,260	48,405,229
Westcore International Frontier Fund	35,425,990	31,499,860
Westcore Blue Chip Fund	26,267,363	35,124,389
Westcore Mid-Cap Value Fund	53,898,763	40,168,510
Westcore Small-Cap Opportunity Fund	30,601,101	21,511,766
Westcore Small-Cap Value Fund	156,499,242	42,105,813
Westcore Flexible Income Fund	45,619,394	68,432,402
Westcore Plus Bond Fund	839,178,731	429,011,428
Westcore Colorado Tax-Exempt Fund	8,607,122	7,583,978

202	Annual Report December 31, 2007

Certain tax information regarding the Trust is required to be provided to shareholders based upon each Fund’s income and distributions for the year ended December 31, 2007.

During the year ended December 31, 2007, 99.65% of the dividend paid by the Westcore Colorado Tax-Exempt Fund from net investment income should be treated as tax-exempt dividends. In addition, 5.71%, 87.63%, 4.74%, 100.00%, 60.32%, 100.00%, 3.04%, 0.51%, of the dividends paid by the Westcore MIDCO Growth Fund, Westcore Growth Fund, Westcore Select Fund, Westcore Mid-Cap Value Fund, Westcore Blue Chip Fund, Westcore Small-Cap Value Fund, Westcore Flexible Income Fund, and Westcore Plus Bond Funds from net investment income, respectively, qualify for the corporate dividends received deduction.

Also, during the fiscal year ended December 31, 2007, 5.72%, 97.89%, 4.77%, 100.00%, 100.00%, 60.54%, 100.00%, 3.37%, 0.51%, of distributions of ordinary income by Westcore MIDCO Growth Fund, Westcore Growth Fund, Westcore Select Fund, Westcore International Frontier Fund, Westcore Mid-Cap Value Fund, Westcore Blue Chip Fund, Westcore Small-Cap Value Fund, Westcore Flexible Income Fund, and Westcore Plus Bond Funds, respectively, met the requirements regarding qualified dividend income.

During the year ended December 31, 2007, the Westcore Funds paid the following distributions per share:

	Ordinary	Capital	Paid-In	Total
	Income Dividends	Gains Distributions	Capital	Distributions
Retail Class:
Westcore MIDCO Growth Fund	$0.4431	$0.9179		$1.3610
Westcore Growth Fund	0.1334	0.7238		0.8572
Westcore Select Fund	1.3444	0.4338		1.7782
Westcore International Frontier Fund	0.1985	0.1993		0.3978
Westcore Mid-Cap Value Fund	0.0627	0.1873		0.2500
Westcore Blue Chip Fund	0.9567	0.0300		0.9867
Westcore Small-Cap Opportunity Fund	0.0000	0.6792		0.6792
Westcore Small Cap Value Fund	0.1272	0.0762		0.2034
Westcore Flexible Income Fund	0.5837	0.0441	0.0091	0.6369
Westcore Plus Bond Fund	0.5450	0.0000		0.5450
Westcore Colorado-Tax Exempt Fund	0.4290	0.0000		0.4290

Institutional Class:
Westcore MIDCO Growth Fund	$0.4431	$0.9179		$1.3610
Westcore Growth Fund	0.1334	0.7238		0.8572
Westcore Blue Chip Fund	0.9655	0.0300		0.9955
Westcore Small-Cap Opportunity Fund	0.0000	0.6792		0.6792
Westcore Small Cap Value Fund	0.1343	0.0762		0.2105
Westcore Flexible Income Fund	0.1017	0.0441	0.0091	0.1549
Westcore Plus Bond Fund	0.1363	0.0000		0.1363

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Fund Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without a charge, upon request, by contacting the Fund at 1-800-392-2673 and on the Commission’s website at http://www.sec.gov . You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1 -800-SEC-0330.

Trust Proxy Voting Policies & Procedures

Policies and procedures used in determining how to vote proxies relating to portfolio securities and a summary of proxies voted by the Funds for the twelve month period ended June 30, 2007 are available without a charge, upon request by contacting Westcore Funds at 1-800-392-2673 or on the Commission’s website at http://www.sec.gov .

Approval of Agreements

On November 15, 2007, the Board of Trustees reviewed the Advisory Agreement between Denver Investment Advisors LLC (“DenverIA”) and the Trust (the “Agreement”).

Prior to making its determination, the Board received and reviewed detailed information from DenverIA, including, among other things, information provided by a third party service comparing the performance, advisory fee and other expenses of each Fund to that of a relevant peer group and expense universe identified by such third party service. The Board also received from DenverIA and reviewed information responsive to requests from independent counsel to assist the Board in its considerations. In addition, the Board reviewed a memorandum from its independent counsel detailing the Board’s duties and responsibilities in considering renewal of the Agreement.

The Board acknowledged that the institutional class for certain funds had been launched on September 28, 2007, and such classes had only been in existence for less than two months at the time of the review. Because of the extremely new nature of these institutional classes, the Board concluded that the data relating to the retail classes of those funds with multiple classes was more comprehensive and relevant to the renewal decision, and therefore focused significantly on such retail class data when evaluating the decision of whether to renew the agreement.

204	Annual Report December 31, 2007

During the course of its deliberations, the Board, including a majority of the Trustees who are not interested persons under the Investment Company Act of 1940 (the “Independent Trustees”), reached the following conclusions, among others, regarding DenverIA and the Agreement:

  Based on analysis of the information described above, the nature, extent, and quality of services performed by DenverIA are beneficial to the Fund shareholders, and that DenverIA had the institutional capabilities to continue to deliver those services.

  The relative performance of the Funds was generally good to excellent and although some of the Funds lagged their peers or their benchmark for certain periods, the Board discussed with DenverIA the reasons behind such results and was hopeful about the possibility of improved performance in the future with respect to each such Fund.

  The management fees and other compensation paid by each Fund to DenverIA are reasonable in relation to the nature and quality of services provided; the fees and expenses of each Fund’s peer group and expense universe; and the fees charged to other clients of DenverIA, taking into account the differing needs and characteristics of such other clients.

  The overall expense ratio for each Fund is reasonable, taking into account various factors such as Fund size, quality of service, performance, and contractual expense limitations (where applicable).

  Based on financial analyses provided by DenverIA, DenverIA was earning a profit on the Funds as a whole that was not unreasonable, although the profitability varied significantly by Fund, including some Funds that were being serviced by DenverIA at a loss.

  Under the current annual fund operating expenses, as adjusted because of the contractual expense limitations (where applicable), the Funds are equitably protected from operating expenses that would otherwise potentially be incurred in light of the lack of economies of scale at this time.

  The use of “soft” dollars is consistent with regulatory requirements and likely to benefit the Funds, and the other aspects of DenverIA’s investment advisory operations may benefit indirectly from the publicity relating to, and performance of, the Funds.

Based on these conclusions, without any single conclusion being dispositive, the Board determined to renew the Advisory Agreement for another year.

1-800-392-CORE (2673) ■ www.westcore.com	205

To the Board of Trustees and Shareholders of Westcore Trust:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Westcore Trust, including the Westcore MIDCO Growth Fund, Westcore Growth Fund, Westcore Select Fund, Westcore International Frontier Fund, Westcore Blue Chip Fund, Westcore Mid-Cap Value Fund, Westcore Small-Cap Opportunity Fund, Westcore Small-Cap Value Fund, Westcore Flexible Income Fund, Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Fund (collectively, the “Funds”), as of December 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for the year ended December 31, 2007, for the period from June 1, 2006 to December 31, 2006, and for the year in the period ended May 31, 2006, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting the Westcore Trust as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for the year ended December 31, 2007, for the period from June 1, 2006 to December 31, 2006, and for the year in the period ended May 31,2006, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP Denver, Colorado	February 29, 2008

206	Annual Report December 31, 2007

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208	Annual Report December 31, 2007

1290 Broadway

Suite 1100

Denver, CO 80203

1-800-392-CORE (2673)

 www.westcore.com

Westcore Trustees and Officers:

Jack D. Henderson, Chairman

Mary K. Anstine, Trustee

Vernon L. Hendrickson, Trustee

James B. O’Boyle, Trustee

Rick A. Pederson, Trustee

Robert L. Stamp, Trustee

Janice M. Teague, Trustee

Todger Anderson, President

Jasper R. Frontz, Treasurer & Chief Compliance Officer

Sean J. Sandoval, Asst. Treasurer

JoEllen L. Legg, Secretary

A description of the policies and procedures that Westcore Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-392-2673; (ii) on the Westcore Funds website, www.westcore.com; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

This report has been prepared for Westcore shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Funds distributed by ALPS Distributors, Inc.

WC123

Item 2.  Code of Ethics.

(a)  The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions regardless of whether these individuals are employed by the registrant or a third party.

(b)  Not applicable.

(c)  During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in Item 2(a) above.

(d)  During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above were granted.

(e)  Not applicable.

(f)   A copy of the registrant’s code of ethics is filed as Exhibit 12(a)(1) to this report.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that the registrant has at least one “audit committee financial expert” serving on its audit committee. The Board of Trustees has designated Robert Stamp as the registrant’s “audit committee financial expert.” Robert Stamp is “independent” as defined in Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees:  For the registrant’s fiscal years ended December 31, 2007 and December 31, 2006, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $139,250 and $120,000, respectively.

(b)  Audit-Related Fees:  For the registrant’s fiscal years ended December 31, 2007 and December 31, 2006, no fees were billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees:  For the registrant’s fiscal years ended December 31, 2007 and December 31, 2006, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were of $61,890 and $61,765, respectively.  The fiscal year 2007 and 2006 tax fees were for review of each fund's federal and excise tax returns and year-end distributions, as well as the preparation of state tax returns for the Westcore Flexible Income Fund as a result of its investments in certain Master Limited Partnerships.

(d)  All Other Fees:  For the registrant’s fiscal years ended December 31, 2007 and December 31, 2006, no fees were billed by the principal accountant for products and services other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1) The registrant’s Audit Committee has not adopted pre-approval policies and procedures for specific services, although the Audit Committee chairman may pre-approve audit and non-audit services pursuant to delegated authority, subject to ratification by the Audit Committee at the next meeting. Instead, the Audit Committee approves on a case-by-case basis each audit or non-audit service before engaging the accountant to render such service.

(e)(2) No services described in paragraphs (b) through (d) of this Item were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable.

(g)  Aggregate non-audit fees of $61,890 and $61,765 were billed by the registrant's principal accountant for services rendered to the registrant and to registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of fiscal year ended December 31, 2007 and December 31, 2006, respectively.  All such services were rendered to the registrant.

(h)   Not applicable.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(e)) are effective based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)  There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  The registrant’s Code of Ethics for Principal Executive and Financial Officers as described in Item 2 hereof is attached hereto as Exhibit 12.A.1.

(a)(2)  The certifications required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)  Not applicable.

(b)  The certifications required by Rule 30a-2(b) of the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:                   /s/ Todger Anderson

                        Todger Anderson

                        President/Principal Executive Officer

Date:                March 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:                   /s/ Todger Anderson

                        Todger Anderson

                        President/Principal Executive Officer

Date:                March 7, 2008

By:                   /s/ Jasper R. Frontz

                        Jasper R. Frontz

                        Treasurer/Principal Financial Officer

Date:                March 7, 2008